UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 7 of its series: Allspring Disciplined U.S. Core Fund, Allspring Growth Fund, Allspring Large Cap Growth Fund, Allspring Large Company Value Fund, Allspring Large Cap Core Fund, Allspring Premier Large Company Growth Fund, and Allspring Special Large Cap Value Fund.

Date of reporting period: July 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2024

Institutional Class

EVSIX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Total return based on a $10,000 investment

	Institutional Class	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,449	$10,400
9/30/2014	$10,298	$10,254
10/31/2014	$10,528	$10,505
11/30/2014	$10,844	$10,787
12/31/2014	$10,824	$10,760
1/31/2015	$10,551	$10,437
2/28/2015	$11,133	$11,037
3/31/2015	$10,975	$10,862
4/30/2015	$11,025	$10,966
5/31/2015	$11,191	$11,108
6/30/2015	$10,975	$10,892
7/31/2015	$11,255	$11,121
8/31/2015	$10,580	$10,450
9/30/2015	$10,414	$10,191
10/31/2015	$11,234	$11,051
11/30/2015	$11,241	$11,084
12/31/2015	$11,098	$10,909
1/31/2016	$10,549	$10,368
2/29/2016	$10,598	$10,354
3/31/2016	$11,284	$11,056
4/30/2016	$11,260	$11,099
5/31/2016	$11,405	$11,298
6/30/2016	$11,438	$11,327
7/31/2016	$11,890	$11,745
8/31/2016	$11,874	$11,762
9/30/2016	$11,874	$11,764
10/31/2016	$11,672	$11,549
11/30/2016	$12,181	$11,977
12/31/2016	$12,440	$12,214
1/31/2017	$12,606	$12,445
2/28/2017	$13,087	$12,939
3/31/2017	$13,079	$12,955
4/30/2017	$13,179	$13,088
5/31/2017	$13,345	$13,272
6/30/2017	$13,461	$13,355
7/31/2017	$13,735	$13,629
8/31/2017	$13,818	$13,671
9/30/2017	$14,125	$13,953
10/31/2017	$14,448	$14,278
11/30/2017	$14,913	$14,716
12/31/2017	$15,037	$14,880
1/31/2018	$15,810	$15,732
2/28/2018	$15,202	$15,152
3/31/2018	$14,768	$14,767
4/30/2018	$14,785	$14,824
5/31/2018	$15,063	$15,181
6/30/2018	$15,089	$15,274
7/31/2018	$15,610	$15,843
8/31/2018	$16,070	$16,359
9/30/2018	$16,088	$16,452
10/31/2018	$14,924	$15,327
11/30/2018	$15,202	$15,640
12/31/2018	$13,822	$14,228
1/31/2019	$14,892	$15,368
2/28/2019	$15,319	$15,861
3/31/2019	$15,571	$16,169
4/30/2019	$16,129	$16,824
5/31/2019	$14,994	$15,755
6/30/2019	$16,082	$16,865
7/31/2019	$16,343	$17,108
8/31/2019	$15,971	$16,837
9/30/2019	$16,343	$17,152
10/31/2019	$16,677	$17,523
11/30/2019	$17,319	$18,159
12/31/2019	$17,836	$18,707
1/31/2020	$17,642	$18,700
2/29/2020	$16,182	$17,161
3/31/2020	$14,294	$15,041
4/30/2020	$16,162	$16,969
5/31/2020	$16,883	$17,778
6/30/2020	$17,184	$18,131
7/31/2020	$18,040	$19,153
8/31/2020	$19,364	$20,530
9/30/2020	$18,576	$19,750
10/31/2020	$18,099	$19,225
11/30/2020	$20,045	$21,329
12/31/2020	$20,774	$22,149
1/31/2021	$20,678	$21,926
2/28/2021	$21,286	$22,530
3/31/2021	$22,427	$23,517
4/30/2021	$23,589	$24,772
5/31/2021	$23,717	$24,945
6/30/2021	$24,250	$25,527
7/31/2021	$24,762	$26,134
8/31/2021	$25,583	$26,929
9/30/2021	$24,346	$25,676
10/31/2021	$26,106	$27,475
11/30/2021	$25,988	$27,285
12/31/2021	$27,201	$28,507
1/31/2022	$25,927	$27,032
2/28/2022	$25,256	$26,223
3/31/2022	$26,159	$27,196
4/30/2022	$24,040	$24,825
5/31/2022	$24,132	$24,870
6/30/2022	$22,013	$22,818
7/31/2022	$23,959	$24,921
8/31/2022	$22,974	$23,905
9/30/2022	$20,902	$21,703
10/31/2022	$22,592	$23,461
11/30/2022	$23,773	$24,772
12/31/2022	$22,353	$23,344
1/31/2023	$23,822	$24,811
2/28/2023	$23,346	$24,206
3/31/2023	$24,073	$25,095
4/30/2023	$24,272	$25,486
5/31/2023	$24,537	$25,597
6/30/2023	$26,323	$27,288
7/31/2023	$27,170	$28,165
8/31/2023	$26,667	$27,717
9/30/2023	$25,542	$26,395
10/31/2023	$24,960	$25,840
11/30/2023	$27,025	$28,200
12/31/2023	$28,239	$29,481
1/31/2024	$28,877	$29,977
2/29/2024	$30,633	$31,577
3/31/2024	$31,779	$32,593
4/30/2024	$30,473	$31,262
5/31/2024	$32,171	$32,812
6/30/2024	$33,346	$33,989
7/31/2024	$33,680	$34,403

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	23.96	15.56	12.91
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Financials	13.5
Health care	12.1
Consumer discretionary	9.7
Communication services	9.5
Industrials	7.9
Consumer staples	5.9
Energy	3.6
Real estate	2.8
Utilities	2.4
Materials	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4102 07-24

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2024

Class R6

EVSRX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$46	0.41%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Total return based on a $10,000 investment

	Class R6	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,449	$10,400
9/30/2014	$10,298	$10,254
10/31/2014	$10,528	$10,505
11/30/2014	$10,844	$10,787
12/31/2014	$10,824	$10,760
1/31/2015	$10,551	$10,437
2/28/2015	$11,133	$11,037
3/31/2015	$10,975	$10,862
4/30/2015	$11,025	$10,966
5/31/2015	$11,191	$11,108
6/30/2015	$10,975	$10,892
7/31/2015	$11,255	$11,121
8/31/2015	$10,580	$10,450
9/30/2015	$10,414	$10,191
10/31/2015	$11,241	$11,051
11/30/2015	$11,241	$11,084
12/31/2015	$11,105	$10,909
1/31/2016	$10,552	$10,368
2/29/2016	$10,608	$10,354
3/31/2016	$11,289	$11,056
4/30/2016	$11,265	$11,099
5/31/2016	$11,417	$11,298
6/30/2016	$11,441	$11,327
7/31/2016	$11,897	$11,745
8/31/2016	$11,889	$11,762
9/30/2016	$11,881	$11,764
10/31/2016	$11,681	$11,549
11/30/2016	$12,194	$11,977
12/31/2016	$12,448	$12,214
1/31/2017	$12,613	$12,445
2/28/2017	$13,106	$12,939
3/31/2017	$13,090	$12,955
4/30/2017	$13,189	$13,088
5/31/2017	$13,361	$13,272
6/30/2017	$13,477	$13,355
7/31/2017	$13,748	$13,629
8/31/2017	$13,839	$13,671
9/30/2017	$14,143	$13,953
10/31/2017	$14,472	$14,278
11/30/2017	$14,941	$14,716
12/31/2017	$15,057	$14,880
1/31/2018	$15,841	$15,732
2/28/2018	$15,229	$15,152
3/31/2018	$14,790	$14,767
4/30/2018	$14,816	$14,824
5/31/2018	$15,092	$15,181
6/30/2018	$15,118	$15,274
7/31/2018	$15,643	$15,843
8/31/2018	$16,099	$16,359
9/30/2018	$16,116	$16,452
10/31/2018	$14,963	$15,327
11/30/2018	$15,238	$15,640
12/31/2018	$13,851	$14,228
1/31/2019	$14,931	$15,368
2/28/2019	$15,365	$15,861
3/31/2019	$15,614	$16,169
4/30/2019	$16,177	$16,824
5/31/2019	$15,032	$15,755
6/30/2019	$16,131	$16,865
7/31/2019	$16,389	$17,108
8/31/2019	$16,020	$16,837
9/30/2019	$16,389	$17,152
10/31/2019	$16,721	$17,523
11/30/2019	$17,367	$18,159
12/31/2019	$17,889	$18,707
1/31/2020	$17,695	$18,700
2/29/2020	$16,226	$17,161
3/31/2020	$14,332	$15,041
4/30/2020	$16,207	$16,969
5/31/2020	$16,932	$17,778
6/30/2020	$17,241	$18,131
7/31/2020	$18,092	$19,153
8/31/2020	$19,425	$20,530
9/30/2020	$18,643	$19,750
10/31/2020	$18,169	$19,225
11/30/2020	$20,121	$21,329
12/31/2020	$20,846	$22,149
1/31/2021	$20,751	$21,926
2/28/2021	$21,365	$22,530
3/31/2021	$22,498	$23,517
4/30/2021	$23,674	$24,772
5/31/2021	$23,801	$24,945
6/30/2021	$24,341	$25,527
7/31/2021	$24,850	$26,134
8/31/2021	$25,676	$26,929
9/30/2021	$24,437	$25,676
10/31/2021	$26,206	$27,475
11/30/2021	$26,089	$27,285
12/31/2021	$27,310	$28,507
1/31/2022	$26,034	$27,032
2/28/2022	$25,367	$26,223
3/31/2022	$26,275	$27,196
4/30/2022	$24,148	$24,825
5/31/2022	$24,240	$24,870
6/30/2022	$22,113	$22,818
7/31/2022	$24,067	$24,921
8/31/2022	$23,078	$23,905
9/30/2022	$20,997	$21,703
10/31/2022	$22,699	$23,461
11/30/2022	$23,895	$24,772
12/31/2022	$22,457	$23,344
1/31/2023	$23,941	$24,811
2/28/2023	$23,468	$24,206
3/31/2023	$24,190	$25,095
4/30/2023	$24,400	$25,486
5/31/2023	$24,663	$25,597
6/30/2023	$26,462	$27,288
7/31/2023	$27,303	$28,165
8/31/2023	$26,804	$27,717
9/30/2023	$25,674	$26,395
10/31/2023	$25,097	$25,840
11/30/2023	$27,171	$28,200
12/31/2023	$28,393	$29,481
1/31/2024	$29,041	$29,977
2/29/2024	$30,796	$31,577
3/31/2024	$31,948	$32,593
4/30/2024	$30,652	$31,262
5/31/2024	$32,351	$32,812
6/30/2024	$33,531	$33,989
7/31/2024	$33,876	$34,403

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	24.08	15.63	12.98
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Financials	13.5
Health care	12.1
Consumer discretionary	9.7
Communication services	9.5
Industrials	7.9
Consumer staples	5.9
Energy	3.6
Real estate	2.8
Utilities	2.4
Materials	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4680 07-24

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2024

Class C

EVSTX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$174	1.56%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Total return based on a $10,000 investment

	Class C	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,440	$10,400
9/30/2014	$10,278	$10,254
10/31/2014	$10,498	$10,505
11/30/2014	$10,802	$10,787
12/31/2014	$10,765	$10,760
1/31/2015	$10,489	$10,437
2/28/2015	$11,057	$11,037
3/31/2015	$10,888	$10,862
4/30/2015	$10,926	$10,966
5/31/2015	$11,080	$11,108
6/30/2015	$10,857	$10,892
7/31/2015	$11,118	$11,121
8/31/2015	$10,443	$10,450
9/30/2015	$10,267	$10,191
10/31/2015	$11,072	$11,051
11/30/2015	$11,065	$11,084
12/31/2015	$10,920	$10,909
1/31/2016	$10,367	$10,368
2/29/2016	$10,410	$10,354
3/31/2016	$11,066	$11,056
4/30/2016	$11,032	$11,099
5/31/2016	$11,170	$11,298
6/30/2016	$11,187	$11,327
7/31/2016	$11,610	$11,745
8/31/2016	$11,593	$11,762
9/30/2016	$11,576	$11,764
10/31/2016	$11,369	$11,549
11/30/2016	$11,861	$11,977
12/31/2016	$12,094	$12,214
1/31/2017	$12,244	$12,445
2/28/2017	$12,711	$12,939
3/31/2017	$12,685	$12,955
4/30/2017	$12,764	$13,088
5/31/2017	$12,923	$13,272
6/30/2017	$13,020	$13,355
7/31/2017	$13,267	$13,629
8/31/2017	$13,338	$13,671
9/30/2017	$13,620	$13,953
10/31/2017	$13,929	$14,278
11/30/2017	$14,361	$14,716
12/31/2017	$14,455	$14,880
1/31/2018	$15,197	$15,732
2/28/2018	$14,602	$15,152
3/31/2018	$14,162	$14,767
4/30/2018	$14,171	$14,824
5/31/2018	$14,419	$15,181
6/30/2018	$14,437	$15,274
7/31/2018	$14,913	$15,843
8/31/2018	$15,344	$16,359
9/30/2018	$15,344	$16,452
10/31/2018	$14,226	$15,327
11/30/2018	$14,474	$15,640
12/31/2018	$13,149	$14,228
1/31/2019	$14,153	$15,368
2/28/2019	$14,553	$15,861
3/31/2019	$14,777	$16,169
4/30/2019	$15,294	$16,824
5/31/2019	$14,192	$15,755
6/30/2019	$15,216	$16,865
7/31/2019	$15,450	$17,108
8/31/2019	$15,089	$16,837
9/30/2019	$15,420	$17,152
10/31/2019	$15,713	$17,523
11/30/2019	$16,307	$18,159
12/31/2019	$16,783	$18,707
1/31/2020	$16,581	$18,700
2/29/2020	$15,198	$17,161
3/31/2020	$13,412	$15,041
4/30/2020	$15,148	$16,969
5/31/2020	$15,804	$17,778
6/30/2020	$16,076	$18,131
7/31/2020	$16,853	$19,153
8/31/2020	$18,085	$20,530
9/30/2020	$17,338	$19,750
10/31/2020	$16,874	$19,225
11/30/2020	$18,670	$21,329
12/31/2020	$19,336	$22,149
1/31/2021	$19,226	$21,926
2/28/2021	$19,775	$22,530
3/31/2021	$20,809	$23,517
4/30/2021	$21,864	$24,772
5/31/2021	$21,963	$24,945
6/30/2021	$22,436	$25,527
7/31/2021	$22,886	$26,134
8/31/2021	$23,623	$26,929
9/30/2021	$22,458	$25,676
10/31/2021	$24,062	$27,475
11/30/2021	$23,931	$27,285
12/31/2021	$25,026	$28,507
1/31/2022	$23,834	$27,032
2/28/2022	$23,202	$26,223
3/31/2022	$24,013	$27,196
4/30/2022	$22,045	$24,825
5/31/2022	$22,105	$24,870
6/30/2022	$20,150	$22,818
7/31/2022	$21,902	$24,921
8/31/2022	$21,004	$23,905
9/30/2022	$19,101	$21,703
10/31/2022	$20,648	$23,461
11/30/2022	$21,718	$24,772
12/31/2022	$20,405	$23,344
1/31/2023	$21,750	$24,811
2/28/2023	$21,306	$24,206
3/31/2023	$21,960	$25,095
4/30/2023	$22,133	$25,486
5/31/2023	$22,367	$25,597
6/30/2023	$23,997	$27,288
7/31/2023	$24,750	$28,165
8/31/2023	$24,293	$27,717
9/30/2023	$23,256	$26,395
10/31/2023	$22,725	$25,840
11/30/2023	$24,602	$28,200
12/31/2023	$25,696	$29,481
1/31/2024	$26,277	$29,977
2/29/2024	$27,858	$31,577
3/31/2024	$28,885	$32,593
4/30/2024	$27,696	$31,262
5/31/2024	$29,223	$32,812
6/30/2024	$30,291	$33,989
7/31/2024	$30,575	$34,403

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	22.64	14.28	11.82
Class C with Load	21.64	14.28	11.82
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Financials	13.5
Health care	12.1
Consumer discretionary	9.7
Communication services	9.5
Industrials	7.9
Consumer staples	5.9
Energy	3.6
Real estate	2.8
Utilities	2.4
Materials	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4505 07-24

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2024

Class A

EVSAX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$93	0.83%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Total return based on a $10,000 investment

	Class A with Load	S&P 500 Index
7/31/2014	$9,427	$10,000
8/31/2014	$9,844	$10,400
9/30/2014	$9,699	$10,254
10/31/2014	$9,913	$10,505
11/30/2014	$10,208	$10,787
12/31/2014	$10,177	$10,760
1/31/2015	$9,924	$10,437
2/28/2015	$10,470	$11,037
3/31/2015	$10,313	$10,862
4/30/2015	$10,354	$10,966
5/31/2015	$10,505	$11,108
6/30/2015	$10,306	$10,892
7/31/2015	$10,559	$11,121
8/31/2015	$9,924	$10,450
9/30/2015	$9,766	$10,191
10/31/2015	$10,532	$11,051
11/30/2015	$10,532	$11,084
12/31/2015	$10,398	$10,909
1/31/2016	$9,877	$10,368
2/29/2016	$9,923	$10,354
3/31/2016	$10,559	$11,056
4/30/2016	$10,536	$11,099
5/31/2016	$10,674	$11,298
6/30/2016	$10,697	$11,327
7/31/2016	$11,111	$11,745
8/31/2016	$11,103	$11,762
9/30/2016	$11,088	$11,764
10/31/2016	$10,896	$11,549
11/30/2016	$11,371	$11,977
12/31/2016	$11,606	$12,214
1/31/2017	$11,763	$12,445
2/28/2017	$12,210	$12,939
3/31/2017	$12,195	$12,955
4/30/2017	$12,281	$13,088
5/31/2017	$12,438	$13,272
6/30/2017	$12,548	$13,355
7/31/2017	$12,791	$13,629
8/31/2017	$12,869	$13,671
9/30/2017	$13,144	$13,953
10/31/2017	$13,450	$14,278
11/30/2017	$13,874	$14,716
12/31/2017	$13,981	$14,880
1/31/2018	$14,702	$15,732
2/28/2018	$14,137	$15,152
3/31/2018	$13,719	$14,767
4/30/2018	$13,736	$14,824
5/31/2018	$13,990	$15,181
6/30/2018	$14,006	$15,274
7/31/2018	$14,489	$15,843
8/31/2018	$14,906	$16,359
9/30/2018	$14,923	$16,452
10/31/2018	$13,842	$15,327
11/30/2018	$14,096	$15,640
12/31/2018	$12,806	$14,228
1/31/2019	$13,803	$15,368
2/28/2019	$14,196	$15,861
3/31/2019	$14,423	$16,169
4/30/2019	$14,930	$16,824
5/31/2019	$13,873	$15,755
6/30/2019	$14,878	$16,865
7/31/2019	$15,114	$17,108
8/31/2019	$14,773	$16,837
9/30/2019	$15,105	$17,152
10/31/2019	$15,411	$17,523
11/30/2019	$15,997	$18,159
12/31/2019	$16,474	$18,707
1/31/2020	$16,283	$18,700
2/29/2020	$14,933	$17,161
3/31/2020	$13,190	$15,041
4/30/2020	$14,905	$16,969
5/31/2020	$15,562	$17,778
6/30/2020	$15,845	$18,131
7/31/2020	$16,620	$19,153
8/31/2020	$17,833	$20,530
9/30/2020	$17,113	$19,750
10/31/2020	$16,666	$19,225
11/30/2020	$18,454	$21,329
12/31/2020	$19,112	$22,149
1/31/2021	$19,012	$21,926
2/28/2021	$19,571	$22,530
3/31/2021	$20,609	$23,517
4/30/2021	$21,667	$24,772
5/31/2021	$21,786	$24,945
6/30/2021	$22,265	$25,527
7/31/2021	$22,724	$26,134
8/31/2021	$23,473	$26,929
9/30/2021	$22,335	$25,676
10/31/2021	$23,942	$27,475
11/30/2021	$23,822	$27,285
12/31/2021	$24,926	$28,507
1/31/2022	$23,757	$27,032
2/28/2022	$23,141	$26,223
3/31/2022	$23,963	$27,196
4/30/2022	$22,016	$24,825
5/31/2022	$22,091	$24,870
6/30/2022	$20,144	$22,818
7/31/2022	$21,907	$24,921
8/31/2022	$21,009	$23,905
9/30/2022	$19,105	$21,703
10/31/2022	$20,652	$23,461
11/30/2022	$21,723	$24,772
12/31/2022	$20,409	$23,344
1/31/2023	$21,755	$24,811
2/28/2023	$21,311	$24,206
3/31/2023	$21,965	$25,095
4/30/2023	$22,138	$25,486
5/31/2023	$22,373	$25,597
6/30/2023	$24,002	$27,288
7/31/2023	$24,755	$28,165
8/31/2023	$24,299	$27,717
9/30/2023	$23,261	$26,395
10/31/2023	$22,731	$25,840
11/30/2023	$24,607	$28,200
12/31/2023	$25,702	$29,481
1/31/2024	$26,283	$29,977
2/29/2024	$27,865	$31,577
3/31/2024	$28,892	$32,593
4/30/2024	$27,702	$31,262
5/31/2024	$29,230	$32,812
6/30/2024	$30,298	$33,989
7/31/2024	$30,582	$34,403

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	23.54	15.14	12.49
Class A with Load	16.45	13.79	11.83
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Financials	13.5
Health care	12.1
Consumer discretionary	9.7
Communication services	9.5
Industrials	7.9
Consumer staples	5.9
Energy	3.6
Real estate	2.8
Utilities	2.4
Materials	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0616 07-24

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2024

Administrator Class

EVSYX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$83	0.74%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Total return based on a $10,000 investment

	Administrator Class	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,452	$10,400
9/30/2014	$10,295	$10,254
10/31/2014	$10,524	$10,505
11/30/2014	$10,837	$10,787
12/31/2014	$10,808	$10,760
1/31/2015	$10,538	$10,437
2/28/2015	$11,120	$11,037
3/31/2015	$10,957	$10,862
4/30/2015	$11,006	$10,966
5/31/2015	$11,163	$11,108
6/30/2015	$10,950	$10,892
7/31/2015	$11,220	$11,121
8/31/2015	$10,545	$10,450
9/30/2015	$10,382	$10,191
10/31/2015	$11,198	$11,051
11/30/2015	$11,198	$11,084
12/31/2015	$11,057	$10,909
1/31/2016	$10,508	$10,368
2/29/2016	$10,556	$10,354
3/31/2016	$11,232	$11,056
4/30/2016	$11,208	$11,099
5/31/2016	$11,352	$11,298
6/30/2016	$11,376	$11,327
7/31/2016	$11,821	$11,745
8/31/2016	$11,813	$11,762
9/30/2016	$11,805	$11,764
10/31/2016	$11,598	$11,549
11/30/2016	$12,108	$11,977
12/31/2016	$12,360	$12,214
1/31/2017	$12,523	$12,445
2/28/2017	$13,004	$12,939
3/31/2017	$12,987	$12,955
4/30/2017	$13,085	$13,088
5/31/2017	$13,248	$13,272
6/30/2017	$13,362	$13,355
7/31/2017	$13,623	$13,629
8/31/2017	$13,713	$13,671
9/30/2017	$14,006	$13,953
10/31/2017	$14,332	$14,278
11/30/2017	$14,789	$14,716
12/31/2017	$14,905	$14,880
1/31/2018	$15,670	$15,732
2/28/2018	$15,066	$15,152
3/31/2018	$14,624	$14,767
4/30/2018	$14,650	$14,824
5/31/2018	$14,913	$15,181
6/30/2018	$14,939	$15,274
7/31/2018	$15,449	$15,843
8/31/2018	$15,899	$16,359
9/30/2018	$15,908	$16,452
10/31/2018	$14,760	$15,327
11/30/2018	$15,041	$15,640
12/31/2018	$13,668	$14,228
1/31/2019	$14,728	$15,368
2/28/2019	$15,145	$15,861
3/31/2019	$15,390	$16,169
4/30/2019	$15,934	$16,824
5/31/2019	$14,810	$15,755
6/30/2019	$15,879	$16,865
7/31/2019	$16,133	$17,108
8/31/2019	$15,771	$16,837
9/30/2019	$16,124	$17,152
10/31/2019	$16,450	$17,523
11/30/2019	$17,085	$18,159
12/31/2019	$17,588	$18,707
1/31/2020	$17,390	$18,700
2/29/2020	$15,953	$17,161
3/31/2020	$14,090	$15,041
4/30/2020	$15,924	$16,969
5/31/2020	$16,624	$17,778
6/30/2020	$16,927	$18,131
7/31/2020	$17,759	$19,153
8/31/2020	$19,064	$20,530
9/30/2020	$18,288	$19,750
10/31/2020	$17,815	$19,225
11/30/2020	$19,726	$21,329
12/31/2020	$20,435	$22,149
1/31/2021	$20,331	$21,926
2/28/2021	$20,930	$22,530
3/31/2021	$22,046	$23,517
4/30/2021	$23,181	$24,772
5/31/2021	$23,305	$24,945
6/30/2021	$23,822	$25,527
7/31/2021	$24,317	$26,134
8/31/2021	$25,123	$26,929
9/30/2021	$23,894	$25,676
10/31/2021	$25,618	$27,475
11/30/2021	$25,505	$27,285
12/31/2021	$26,687	$28,507
1/31/2022	$25,435	$27,032
2/28/2022	$24,776	$26,223
3/31/2022	$25,648	$27,196
4/30/2022	$23,569	$24,825
5/31/2022	$23,659	$24,870
6/30/2022	$21,569	$22,818
7/31/2022	$23,469	$24,921
8/31/2022	$22,507	$23,905
9/30/2022	$20,462	$21,703
10/31/2022	$22,128	$23,461
11/30/2022	$23,279	$24,772
12/31/2022	$21,879	$23,344
1/31/2023	$23,316	$24,811
2/28/2023	$22,845	$24,206
3/31/2023	$23,544	$25,095
4/30/2023	$23,735	$25,486
5/31/2023	$23,989	$25,597
6/30/2023	$25,731	$27,288
7/31/2023	$26,545	$28,165
8/31/2023	$26,061	$27,717
9/30/2023	$24,943	$26,395
10/31/2023	$24,383	$25,840
11/30/2023	$26,392	$28,200
12/31/2023	$27,576	$29,481
1/31/2024	$28,187	$29,977
2/29/2024	$29,895	$31,577
3/31/2024	$30,992	$32,593
4/30/2024	$29,728	$31,262
5/31/2024	$31,381	$32,812
6/30/2024	$32,506	$33,989
7/31/2024	$32,825	$34,403

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	23.66	15.26	12.62
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Financials	13.5
Health care	12.1
Consumer discretionary	9.7
Communication services	9.5
Industrials	7.9
Consumer staples	5.9
Energy	3.6
Real estate	2.8
Utilities	2.4
Materials	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0716 07-24

Annual Shareholder Report

Growth Fund

July 31, 2024

Institutional Class

SGRNX

This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$83	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Institutional Class	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,394	$10,420	$10,466
9/30/2014	$10,154	$10,202	$10,283
10/31/2014	$10,490	$10,483	$10,581
11/30/2014	$10,669	$10,737	$10,896
12/31/2014	$10,643	$10,737	$10,814
1/31/2015	$10,531	$10,438	$10,643
2/28/2015	$11,208	$11,043	$11,356
3/31/2015	$11,160	$10,930	$11,252
4/30/2015	$11,078	$10,980	$11,278
5/31/2015	$11,250	$11,132	$11,456
6/30/2015	$11,227	$10,945	$11,282
7/31/2015	$11,552	$11,128	$11,637
8/31/2015	$10,655	$10,457	$10,916
9/30/2015	$10,288	$10,152	$10,613
10/31/2015	$10,943	$10,954	$11,503
11/30/2015	$11,130	$11,014	$11,564
12/31/2015	$10,956	$10,788	$11,365
1/31/2016	$9,901	$10,180	$10,686
2/29/2016	$9,822	$10,176	$10,677
3/31/2016	$10,348	$10,893	$11,404
4/30/2016	$10,582	$10,960	$11,315
5/31/2016	$10,877	$11,156	$11,541
6/30/2016	$10,701	$11,179	$11,495
7/31/2016	$11,401	$11,623	$12,053
8/31/2016	$11,394	$11,653	$12,007
9/30/2016	$11,356	$11,671	$12,061
10/31/2016	$10,925	$11,419	$11,742
11/30/2016	$11,080	$11,930	$12,055
12/31/2016	$10,895	$12,162	$12,206
1/31/2017	$11,557	$12,391	$12,600
2/28/2017	$12,026	$12,852	$13,107
3/31/2017	$12,181	$12,861	$13,259
4/30/2017	$12,587	$12,997	$13,558
5/31/2017	$12,968	$13,130	$13,876
6/30/2017	$12,883	$13,249	$13,876
7/31/2017	$13,275	$13,498	$14,225
8/31/2017	$13,481	$13,524	$14,464
9/30/2017	$13,780	$13,854	$14,699
10/31/2017	$14,327	$14,157	$15,241
11/30/2017	$14,603	$14,586	$15,702
12/31/2017	$14,723	$14,732	$15,817
1/31/2018	$15,997	$15,509	$16,898
2/28/2018	$15,871	$14,937	$16,452
3/31/2018	$15,706	$14,637	$16,051
4/30/2018	$15,699	$14,693	$16,104
5/31/2018	$16,574	$15,108	$16,834
6/30/2018	$16,657	$15,207	$16,994
7/31/2018	$17,019	$15,711	$17,477
8/31/2018	$17,999	$16,263	$18,442
9/30/2018	$17,945	$16,290	$18,504
10/31/2018	$16,047	$15,090	$16,796
11/30/2018	$16,291	$15,393	$16,980
12/31/2018	$14,804	$13,960	$15,482
1/31/2019	$16,477	$15,158	$16,902
2/28/2019	$17,445	$15,691	$17,543
3/31/2019	$17,738	$15,920	$17,986
4/30/2019	$18,927	$16,556	$18,780
5/31/2019	$17,976	$15,485	$17,579
6/30/2019	$19,046	$16,572	$18,796
7/31/2019	$19,402	$16,819	$19,204
8/31/2019	$19,114	$16,476	$19,012
9/30/2019	$18,770	$16,765	$19,004
10/31/2019	$19,071	$17,126	$19,540
11/30/2019	$20,162	$17,777	$20,425
12/31/2019	$20,379	$18,290	$21,031
1/31/2020	$21,173	$18,270	$21,456
2/29/2020	$19,659	$16,774	$19,989
3/31/2020	$17,079	$14,468	$17,908
4/30/2020	$20,225	$16,384	$20,558
5/31/2020	$22,164	$17,260	$21,971
6/30/2020	$23,006	$17,655	$22,921
7/31/2020	$24,754	$18,657	$24,628
8/31/2020	$26,605	$20,009	$27,108
9/30/2020	$25,749	$19,280	$25,868
10/31/2020	$25,581	$18,864	$25,050
11/30/2020	$28,778	$21,159	$27,723
12/31/2020	$30,465	$22,111	$29,078
1/31/2021	$30,072	$22,012	$28,968
2/28/2021	$31,153	$22,700	$29,028
3/31/2021	$29,752	$23,514	$29,425
4/30/2021	$31,814	$24,726	$31,334
5/31/2021	$30,537	$24,839	$30,870
6/30/2021	$32,936	$25,452	$32,773
7/31/2021	$33,691	$25,882	$33,699
8/31/2021	$34,714	$26,620	$34,918
9/30/2021	$32,993	$25,426	$33,001
10/31/2021	$34,978	$27,145	$35,775
11/30/2021	$33,008	$26,732	$35,871
12/31/2021	$32,849	$27,785	$36,595
1/31/2022	$28,634	$26,150	$33,351
2/28/2022	$27,809	$25,491	$32,021
3/31/2022	$28,249	$26,318	$33,209
4/30/2022	$24,239	$23,956	$29,195
5/31/2022	$23,300	$23,924	$28,523
6/30/2022	$21,482	$21,923	$26,292
7/31/2022	$23,890	$23,979	$29,436
8/31/2022	$22,746	$23,084	$28,129
9/30/2022	$20,392	$20,944	$25,407
10/31/2022	$21,018	$22,661	$26,948
11/30/2022	$22,066	$23,844	$28,126
12/31/2022	$20,731	$22,448	$25,995
1/31/2023	$22,624	$23,994	$28,187
2/28/2023	$22,327	$23,433	$27,854
3/31/2023	$23,741	$24,060	$29,595
4/30/2023	$23,810	$24,316	$29,850
5/31/2023	$24,378	$24,411	$31,134
6/30/2023	$26,075	$26,078	$33,286
7/31/2023	$26,725	$27,013	$34,430
8/31/2023	$25,917	$26,491	$34,044
9/30/2023	$24,416	$25,229	$32,173
10/31/2023	$23,905	$24,560	$31,615
11/30/2023	$26,573	$26,851	$35,035
12/31/2023	$27,789	$28,275	$36,707
1/31/2024	$28,744	$28,588	$37,519
2/29/2024	$31,353	$30,136	$40,102
3/31/2024	$31,841	$31,108	$40,828
4/30/2024	$30,276	$29,739	$39,028
5/31/2024	$31,977	$31,144	$41,353
6/30/2024	$33,827	$32,108	$44,010
7/31/2024	$32,770	$32,705	$43,453

Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	22.64	11.05	12.60
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	43.9
Consumer discretionary	17.2
Communication services	12.2
Financials	8.4
Industrials	8.2
Health care	6.7
Materials	2.4
Consumer staples	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3105 07-24

Annual Shareholder Report

Growth Fund

July 31, 2024

Class R6

SGRHX

This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$78	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Class R6	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,394	$10,420	$10,466
9/30/2014	$10,154	$10,202	$10,283
10/31/2014	$10,490	$10,483	$10,581
11/30/2014	$10,669	$10,737	$10,896
12/31/2014	$10,643	$10,737	$10,814
1/31/2015	$10,531	$10,438	$10,643
2/28/2015	$11,208	$11,043	$11,356
3/31/2015	$11,160	$10,930	$11,252
4/30/2015	$11,078	$10,980	$11,278
5/31/2015	$11,250	$11,132	$11,456
6/30/2015	$11,227	$10,945	$11,282
7/31/2015	$11,552	$11,128	$11,637
8/31/2015	$10,655	$10,457	$10,916
9/30/2015	$10,288	$10,152	$10,613
10/31/2015	$10,945	$10,954	$11,503
11/30/2015	$11,132	$11,014	$11,564
12/31/2015	$10,958	$10,788	$11,365
1/31/2016	$9,903	$10,180	$10,686
2/29/2016	$9,824	$10,176	$10,677
3/31/2016	$10,350	$10,893	$11,404
4/30/2016	$10,586	$10,960	$11,315
5/31/2016	$10,882	$11,156	$11,541
6/30/2016	$10,705	$11,179	$11,495
7/31/2016	$11,408	$11,623	$12,053
8/31/2016	$11,401	$11,653	$12,007
9/30/2016	$11,363	$11,671	$12,061
10/31/2016	$10,934	$11,419	$11,742
11/30/2016	$11,089	$11,930	$12,055
12/31/2016	$10,904	$12,162	$12,206
1/31/2017	$11,567	$12,391	$12,600
2/28/2017	$12,038	$12,852	$13,107
3/31/2017	$12,193	$12,861	$13,259
4/30/2017	$12,601	$12,997	$13,558
5/31/2017	$12,979	$13,130	$13,876
6/30/2017	$12,898	$13,249	$13,876
7/31/2017	$13,290	$13,498	$14,225
8/31/2017	$13,498	$13,524	$14,464
9/30/2017	$13,797	$13,854	$14,699
10/31/2017	$14,344	$14,157	$15,241
11/30/2017	$14,620	$14,586	$15,702
12/31/2017	$14,746	$14,732	$15,817
1/31/2018	$16,019	$15,509	$16,898
2/28/2018	$15,894	$14,937	$16,452
3/31/2018	$15,729	$14,637	$16,051
4/30/2018	$15,722	$14,693	$16,104
5/31/2018	$16,600	$15,108	$16,834
6/30/2018	$16,683	$15,207	$16,994
7/31/2018	$17,045	$15,711	$17,477
8/31/2018	$18,028	$16,263	$18,442
9/30/2018	$17,974	$16,290	$18,504
10/31/2018	$16,077	$15,090	$16,796
11/30/2018	$16,321	$15,393	$16,980
12/31/2018	$14,835	$13,960	$15,482
1/31/2019	$16,506	$15,158	$16,902
2/28/2019	$17,482	$15,691	$17,543
3/31/2019	$17,774	$15,920	$17,986
4/30/2019	$18,966	$16,556	$18,780
5/31/2019	$18,012	$15,485	$17,579
6/30/2019	$19,085	$16,572	$18,796
7/31/2019	$19,441	$16,819	$19,204
8/31/2019	$19,153	$16,476	$19,012
9/30/2019	$18,809	$16,765	$19,004
10/31/2019	$19,115	$17,126	$19,540
11/30/2019	$20,209	$17,777	$20,425
12/31/2019	$20,425	$18,290	$21,031
1/31/2020	$21,228	$18,270	$21,456
2/29/2020	$19,706	$16,774	$19,989
3/31/2020	$17,120	$14,468	$17,908
4/30/2020	$20,275	$16,384	$20,558
5/31/2020	$22,217	$17,260	$21,971
6/30/2020	$23,062	$17,655	$22,921
7/31/2020	$24,817	$18,657	$24,628
8/31/2020	$26,675	$20,009	$27,108
9/30/2020	$25,816	$19,280	$25,868
10/31/2020	$25,648	$18,864	$25,050
11/30/2020	$28,859	$21,159	$27,723
12/31/2020	$30,548	$22,111	$29,078
1/31/2021	$30,161	$22,012	$28,968
2/28/2021	$31,244	$22,700	$29,028
3/31/2021	$29,841	$23,514	$29,425
4/30/2021	$31,910	$24,726	$31,334
5/31/2021	$30,630	$24,839	$30,870
6/30/2021	$33,040	$25,452	$32,773
7/31/2021	$33,799	$25,882	$33,699
8/31/2021	$34,826	$26,620	$34,918
9/30/2021	$33,102	$25,426	$33,001
10/31/2021	$35,094	$27,145	$35,775
11/30/2021	$33,118	$26,732	$35,871
12/31/2021	$32,958	$27,785	$36,595
1/31/2022	$28,731	$26,150	$33,351
2/28/2022	$27,908	$25,491	$32,021
3/31/2022	$28,353	$26,318	$33,209
4/30/2022	$24,324	$23,956	$29,195
5/31/2022	$23,387	$23,924	$28,523
6/30/2022	$21,556	$21,923	$26,292
7/31/2022	$23,981	$23,979	$29,436
8/31/2022	$22,829	$23,084	$28,129
9/30/2022	$20,469	$20,944	$25,407
10/31/2022	$21,093	$22,661	$26,948
11/30/2022	$22,150	$23,844	$28,126
12/31/2022	$20,813	$22,448	$25,995
1/31/2023	$22,713	$23,994	$28,187
2/28/2023	$22,417	$23,433	$27,854
3/31/2023	$23,832	$24,060	$29,595
4/30/2023	$23,908	$24,316	$29,850
5/31/2023	$24,474	$24,411	$31,134
6/30/2023	$26,179	$26,078	$33,286
7/31/2023	$26,839	$27,013	$34,430
8/31/2023	$26,028	$26,491	$34,044
9/30/2023	$24,518	$25,229	$32,173
10/31/2023	$24,009	$24,560	$31,615
11/30/2023	$26,688	$26,851	$35,035
12/31/2023	$27,913	$28,275	$36,707
1/31/2024	$28,872	$28,588	$37,519
2/29/2024	$31,492	$30,136	$40,102
3/31/2024	$31,984	$31,108	$40,828
4/30/2024	$30,411	$29,739	$39,028
5/31/2024	$32,120	$31,144	$41,353
6/30/2024	$33,983	$32,108	$44,010
7/31/2024	$32,923	$32,705	$43,453

Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	22.69	11.11	12.65
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 28, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	43.9
Consumer discretionary	17.2
Communication services	12.2
Financials	8.4
Industrials	8.2
Health care	6.7
Materials	2.4
Consumer staples	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4683 07-24

Annual Shareholder Report

Growth Fund

July 31, 2024

Class C

WGFCX

This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$210	1.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Class C with Load	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,383	$10,420	$10,466
9/30/2014	$10,133	$10,202	$10,283
10/31/2014	$10,457	$10,483	$10,581
11/30/2014	$10,624	$10,737	$10,896
12/31/2014	$10,588	$10,737	$10,814
1/31/2015	$10,467	$10,438	$10,643
2/28/2015	$11,129	$11,043	$11,356
3/31/2015	$11,070	$10,930	$11,252
4/30/2015	$10,977	$10,980	$11,278
5/31/2015	$11,136	$11,132	$11,456
6/30/2015	$11,106	$10,945	$11,282
7/31/2015	$11,416	$11,128	$11,637
8/31/2015	$10,518	$10,457	$10,916
9/30/2015	$10,144	$10,152	$10,613
10/31/2015	$10,783	$10,954	$11,503
11/30/2015	$10,957	$11,014	$11,564
12/31/2015	$10,771	$10,788	$11,365
1/31/2016	$9,725	$10,180	$10,686
2/29/2016	$9,641	$10,176	$10,677
3/31/2016	$10,146	$10,893	$11,404
4/30/2016	$10,365	$10,960	$11,315
5/31/2016	$10,644	$11,156	$11,541
6/30/2016	$10,461	$11,179	$11,495
7/31/2016	$11,137	$11,623	$12,053
8/31/2016	$11,119	$11,653	$12,007
9/30/2016	$11,071	$11,671	$12,061
10/31/2016	$10,641	$11,419	$11,742
11/30/2016	$10,783	$11,930	$12,055
12/31/2016	$10,586	$12,162	$12,206
1/31/2017	$11,222	$12,391	$12,600
2/28/2017	$11,666	$12,852	$13,107
3/31/2017	$11,805	$12,861	$13,259
4/30/2017	$12,185	$12,997	$13,558
5/31/2017	$12,543	$13,130	$13,876
6/30/2017	$12,449	$13,249	$13,876
7/31/2017	$12,814	$13,498	$14,225
8/31/2017	$13,002	$13,524	$14,464
9/30/2017	$13,276	$13,854	$14,699
10/31/2017	$13,788	$14,157	$15,241
11/30/2017	$14,040	$14,586	$15,702
12/31/2017	$14,146	$14,732	$15,817
1/31/2018	$15,351	$15,509	$16,898
2/28/2018	$15,217	$14,937	$16,452
3/31/2018	$15,045	$14,637	$16,051
4/30/2018	$15,024	$14,693	$16,104
5/31/2018	$15,843	$15,108	$16,834
6/30/2018	$15,907	$15,207	$16,994
7/31/2018	$16,239	$15,711	$17,477
8/31/2018	$17,155	$16,263	$18,442
9/30/2018	$17,091	$16,290	$18,504
10/31/2018	$15,265	$15,090	$16,796
11/30/2018	$15,484	$15,393	$16,980
12/31/2018	$14,055	$13,960	$15,482
1/31/2019	$15,632	$15,158	$16,902
2/28/2019	$16,538	$15,691	$17,543
3/31/2019	$16,792	$15,920	$17,986
4/30/2019	$17,903	$16,556	$18,780
5/31/2019	$16,983	$15,485	$17,579
6/30/2019	$17,981	$16,572	$18,796
7/31/2019	$18,299	$16,819	$19,204
8/31/2019	$18,009	$16,476	$19,012
9/30/2019	$17,669	$16,765	$19,004
10/31/2019	$17,938	$17,126	$19,540
11/30/2019	$18,943	$17,777	$20,425
12/31/2019	$19,124	$18,290	$21,031
1/31/2020	$19,850	$18,270	$21,456
2/29/2020	$18,414	$16,774	$19,989
3/31/2020	$15,982	$14,468	$17,908
4/30/2020	$18,913	$16,384	$20,558
5/31/2020	$20,704	$17,260	$21,971
6/30/2020	$21,464	$17,655	$22,921
7/31/2020	$23,077	$18,657	$24,628
8/31/2020	$25,164	$20,009	$27,108
9/30/2020	$24,327	$19,280	$25,868
10/31/2020	$24,150	$18,864	$25,050
11/30/2020	$27,140	$21,159	$27,723
12/31/2020	$28,697	$22,111	$29,078
1/31/2021	$28,304	$22,012	$28,968
2/28/2021	$29,297	$22,700	$29,028
3/31/2021	$27,952	$23,514	$29,425
4/30/2021	$29,856	$24,726	$31,334
5/31/2021	$28,625	$24,839	$30,870
6/30/2021	$30,850	$25,452	$32,773
7/31/2021	$31,533	$25,882	$33,699
8/31/2021	$32,454	$26,620	$34,918
9/30/2021	$30,819	$25,426	$33,001
10/31/2021	$32,640	$27,145	$35,775
11/30/2021	$30,767	$26,732	$35,871
12/31/2021	$30,583	$27,785	$36,595
1/31/2022	$26,645	$26,150	$33,351
2/28/2022	$25,857	$25,491	$32,021
3/31/2022	$26,229	$26,318	$33,209
4/30/2022	$22,484	$23,956	$29,195
5/31/2022	$21,592	$23,924	$28,523
6/30/2022	$19,883	$21,923	$26,292
7/31/2022	$22,216	$23,979	$29,436
8/31/2022	$21,139	$23,084	$28,129
9/30/2022	$18,942	$20,944	$25,407
10/31/2022	$19,522	$22,661	$26,948
11/30/2022	$20,484	$23,844	$28,126
12/31/2022	$19,243	$22,448	$25,995
1/31/2023	$20,986	$23,994	$28,187
2/28/2023	$20,710	$23,433	$27,854
3/31/2023	$22,009	$24,060	$29,595
4/30/2023	$22,071	$24,316	$29,850
5/31/2023	$22,587	$24,411	$31,134
6/30/2023	$24,152	$26,078	$33,286
7/31/2023	$24,747	$27,013	$34,430
8/31/2023	$23,992	$26,491	$34,044
9/30/2023	$22,595	$25,229	$32,173
10/31/2023	$22,115	$24,560	$31,615
11/30/2023	$24,570	$26,851	$35,035
12/31/2023	$25,696	$28,275	$36,707
1/31/2024	$26,571	$28,588	$37,519
2/29/2024	$28,965	$30,136	$40,102
3/31/2024	$29,413	$31,108	$40,828
4/30/2024	$27,952	$29,739	$39,028
5/31/2024	$29,512	$31,144	$41,353
6/30/2024	$31,211	$32,108	$44,010
7/31/2024	$30,237	$32,705	$43,453

Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	21.28	10.23	11.70
Class C with Load	20.28	10.23	11.70
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	43.9
Consumer discretionary	17.2
Communication services	12.2
Financials	8.4
Industrials	8.2
Health care	6.7
Materials	2.4
Consumer staples	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3510 07-24

Annual Shareholder Report

Growth Fund

July 31, 2024

Class A

SGRAX

This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$123	1.11%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Class A with Load	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$9,425	$10,000	$10,000
8/31/2014	$9,791	$10,420	$10,466
9/30/2014	$9,563	$10,202	$10,283
10/31/2014	$9,876	$10,483	$10,581
11/30/2014	$10,040	$10,737	$10,896
12/31/2014	$10,010	$10,737	$10,814
1/31/2015	$9,903	$10,438	$10,643
2/28/2015	$10,536	$11,043	$11,356
3/31/2015	$10,488	$10,930	$11,252
4/30/2015	$10,406	$10,980	$11,278
5/31/2015	$10,562	$11,132	$11,456
6/30/2015	$10,538	$10,945	$11,282
7/31/2015	$10,840	$11,128	$11,637
8/31/2015	$9,995	$10,457	$10,916
9/30/2015	$9,647	$10,152	$10,613
10/31/2015	$10,260	$10,954	$11,503
11/30/2015	$10,431	$11,014	$11,564
12/31/2015	$10,261	$10,788	$11,365
1/31/2016	$9,271	$10,180	$10,686
2/29/2016	$9,195	$10,176	$10,677
3/31/2016	$9,684	$10,893	$11,404
4/30/2016	$9,898	$10,960	$11,315
5/31/2016	$10,173	$11,156	$11,541
6/30/2016	$10,004	$11,179	$11,495
7/31/2016	$10,657	$11,623	$12,053
8/31/2016	$10,644	$11,653	$12,007
9/30/2016	$10,607	$11,671	$12,061
10/31/2016	$10,201	$11,419	$11,742
11/30/2016	$10,342	$11,930	$12,055
12/31/2016	$10,166	$12,162	$12,206
1/31/2017	$10,781	$12,391	$12,600
2/28/2017	$11,213	$12,852	$13,107
3/31/2017	$11,353	$12,861	$13,259
4/30/2017	$11,730	$12,997	$13,558
5/31/2017	$12,079	$13,130	$13,876
6/30/2017	$11,996	$13,249	$13,876
7/31/2017	$12,357	$13,498	$14,225
8/31/2017	$12,544	$13,524	$14,464
9/30/2017	$12,819	$13,854	$14,699
10/31/2017	$13,321	$14,157	$15,241
11/30/2017	$13,575	$14,586	$15,702
12/31/2017	$13,683	$14,732	$15,817
1/31/2018	$14,857	$15,509	$16,898
2/28/2018	$14,739	$14,937	$16,452
3/31/2018	$14,580	$14,637	$16,051
4/30/2018	$14,568	$14,693	$16,104
5/31/2018	$15,376	$15,108	$16,834
6/30/2018	$15,449	$15,207	$16,994
7/31/2018	$15,775	$15,711	$17,477
8/31/2018	$16,677	$16,263	$18,442
9/30/2018	$16,624	$16,290	$18,504
10/31/2018	$14,862	$15,090	$16,796
11/30/2018	$15,082	$15,393	$16,980
12/31/2018	$13,701	$13,960	$15,482
1/31/2019	$15,243	$15,158	$16,902
2/28/2019	$16,134	$15,691	$17,543
3/31/2019	$16,401	$15,920	$17,986
4/30/2019	$17,494	$16,556	$18,780
5/31/2019	$16,608	$15,485	$17,579
6/30/2019	$17,590	$16,572	$18,796
7/31/2019	$17,912	$16,819	$19,204
8/31/2019	$17,640	$16,476	$19,012
9/30/2019	$17,318	$16,765	$19,004
10/31/2019	$17,590	$17,126	$19,540
11/30/2019	$18,593	$17,777	$20,425
12/31/2019	$18,783	$18,290	$21,031
1/31/2020	$19,514	$18,270	$21,456
2/29/2020	$18,109	$16,774	$19,989
3/31/2020	$15,728	$14,468	$17,908
4/30/2020	$18,617	$16,384	$20,558
5/31/2020	$20,393	$17,260	$21,971
6/30/2020	$21,164	$17,655	$22,921
7/31/2020	$22,764	$18,657	$24,628
8/31/2020	$24,460	$20,009	$27,108
9/30/2020	$23,666	$19,280	$25,868
10/31/2020	$23,500	$18,864	$25,050
11/30/2020	$26,436	$21,159	$27,723
12/31/2020	$27,970	$22,111	$29,078
1/31/2021	$27,603	$22,012	$28,968
2/28/2021	$28,585	$22,700	$29,028
3/31/2021	$27,289	$23,514	$29,425
4/30/2021	$29,174	$24,726	$31,334
5/31/2021	$27,996	$24,839	$30,870
6/30/2021	$30,182	$25,452	$32,773
7/31/2021	$30,870	$25,882	$33,699
8/31/2021	$31,793	$26,620	$34,918
9/30/2021	$30,209	$25,426	$33,001
10/31/2021	$32,015	$27,145	$35,775
11/30/2021	$30,202	$26,732	$35,871
12/31/2021	$30,043	$27,785	$36,595
1/31/2022	$26,178	$26,150	$33,351
2/28/2022	$25,421	$25,491	$32,021
3/31/2022	$25,812	$26,318	$33,209
4/30/2022	$22,142	$23,956	$29,195
5/31/2022	$21,279	$23,924	$28,523
6/30/2022	$19,611	$21,923	$26,292
7/31/2022	$21,808	$23,979	$29,436
8/31/2022	$20,750	$23,084	$28,129
9/30/2022	$18,594	$20,944	$25,407
10/31/2022	$19,163	$22,661	$26,948
11/30/2022	$20,107	$23,844	$28,126
12/31/2022	$18,889	$22,448	$25,995
1/31/2023	$20,600	$23,994	$28,187
2/28/2023	$20,330	$23,433	$27,854
3/31/2023	$21,604	$24,060	$29,595
4/30/2023	$21,665	$24,316	$29,850
5/31/2023	$22,171	$24,411	$31,134
6/30/2023	$23,708	$26,078	$33,286
7/31/2023	$24,293	$27,013	$34,430
8/31/2023	$23,551	$26,491	$34,044
9/30/2023	$22,180	$25,229	$32,173
10/31/2023	$21,709	$24,560	$31,615
11/30/2023	$24,118	$26,851	$35,035
12/31/2023	$25,224	$28,275	$36,707
1/31/2024	$26,082	$28,588	$37,519
2/29/2024	$28,433	$30,136	$40,102
3/31/2024	$28,872	$31,108	$40,828
4/30/2024	$27,438	$29,739	$39,028
5/31/2024	$28,970	$31,144	$41,353
6/30/2024	$30,637	$32,108	$44,010
7/31/2024	$29,682	$32,705	$43,453

Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	22.18	10.63	12.16
Class A with Load	15.15	9.33	11.49
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	43.9
Consumer discretionary	17.2
Communication services	12.2
Financials	8.4
Industrials	8.2
Health care	6.7
Materials	2.4
Consumer staples	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3009 07-24

Annual Shareholder Report

Growth Fund

July 31, 2024

Administrator Class

SGRKX

This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$107	0.96%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Administrator Class	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,390	$10,420	$10,466
9/30/2014	$10,150	$10,202	$10,283
10/31/2014	$10,483	$10,483	$10,581
11/30/2014	$10,659	$10,737	$10,896
12/31/2014	$10,632	$10,737	$10,814
1/31/2015	$10,518	$10,438	$10,643
2/28/2015	$11,192	$11,043	$11,356
3/31/2015	$11,142	$10,930	$11,252
4/30/2015	$11,059	$10,980	$11,278
5/31/2015	$11,227	$11,132	$11,456
6/30/2015	$11,203	$10,945	$11,282
7/31/2015	$11,528	$11,128	$11,637
8/31/2015	$10,630	$10,457	$10,916
9/30/2015	$10,259	$10,152	$10,613
10/31/2015	$10,913	$10,954	$11,503
11/30/2015	$11,099	$11,014	$11,564
12/31/2015	$10,919	$10,788	$11,365
1/31/2016	$9,868	$10,180	$10,686
2/29/2016	$9,788	$10,176	$10,677
3/31/2016	$10,310	$10,893	$11,404
4/30/2016	$10,541	$10,960	$11,315
5/31/2016	$10,832	$11,156	$11,541
6/30/2016	$10,656	$11,179	$11,495
7/31/2016	$11,352	$11,623	$12,053
8/31/2016	$11,342	$11,653	$12,007
9/30/2016	$11,302	$11,671	$12,061
10/31/2016	$10,872	$11,419	$11,742
11/30/2016	$11,024	$11,930	$12,055
12/31/2016	$10,838	$12,162	$12,206
1/31/2017	$11,495	$12,391	$12,600
2/28/2017	$11,958	$12,852	$13,107
3/31/2017	$12,113	$12,861	$13,259
4/30/2017	$12,514	$12,997	$13,558
5/31/2017	$12,888	$13,130	$13,876
6/30/2017	$12,802	$13,249	$13,876
7/31/2017	$13,191	$13,498	$14,225
8/31/2017	$13,393	$13,524	$14,464
9/30/2017	$13,687	$13,854	$14,699
10/31/2017	$14,225	$14,157	$15,241
11/30/2017	$14,498	$14,586	$15,702
12/31/2017	$14,619	$14,732	$15,817
1/31/2018	$15,876	$15,509	$16,898
2/28/2018	$15,753	$14,937	$16,452
3/31/2018	$15,584	$14,637	$16,051
4/30/2018	$15,576	$14,693	$16,104
5/31/2018	$16,437	$15,108	$16,834
6/30/2018	$16,518	$15,207	$16,994
7/31/2018	$16,871	$15,711	$17,477
8/31/2018	$17,840	$16,263	$18,442
9/30/2018	$17,786	$16,290	$18,504
10/31/2018	$15,903	$15,090	$16,796
11/30/2018	$16,141	$15,393	$16,980
12/31/2018	$14,667	$13,960	$15,482
1/31/2019	$16,320	$15,158	$16,902
2/28/2019	$17,276	$15,691	$17,543
3/31/2019	$17,562	$15,920	$17,986
4/30/2019	$18,739	$16,556	$18,780
5/31/2019	$17,788	$15,485	$17,579
6/30/2019	$18,845	$16,572	$18,796
7/31/2019	$19,196	$16,819	$19,204
8/31/2019	$18,905	$16,476	$19,012
9/30/2019	$18,564	$16,765	$19,004
10/31/2019	$18,859	$17,126	$19,540
11/30/2019	$19,935	$17,777	$20,425
12/31/2019	$20,142	$18,290	$21,031
1/31/2020	$20,928	$18,270	$21,456
2/29/2020	$19,428	$16,774	$19,989
3/31/2020	$16,871	$14,468	$17,908
4/30/2020	$19,983	$16,384	$20,558
5/31/2020	$21,888	$17,260	$21,971
6/30/2020	$22,720	$17,655	$22,921
7/31/2020	$24,440	$18,657	$24,628
8/31/2020	$26,262	$20,009	$27,108
9/30/2020	$25,415	$19,280	$25,868
10/31/2020	$25,240	$18,864	$25,050
11/30/2020	$28,393	$21,159	$27,723
12/31/2020	$30,050	$22,111	$29,078
1/31/2021	$29,665	$22,012	$28,968
2/28/2021	$30,723	$22,700	$29,028
3/31/2021	$29,337	$23,514	$29,425
4/30/2021	$31,366	$24,726	$31,334
5/31/2021	$30,096	$24,839	$30,870
6/30/2021	$32,458	$25,452	$32,773
7/31/2021	$33,194	$25,882	$33,699
8/31/2021	$34,194	$26,620	$34,918
9/30/2021	$32,499	$25,426	$33,001
10/31/2021	$34,447	$27,145	$35,775
11/30/2021	$32,499	$26,732	$35,871
12/31/2021	$32,337	$27,785	$36,595
1/31/2022	$28,179	$26,150	$33,351
2/28/2022	$27,365	$25,491	$32,021
3/31/2022	$27,796	$26,318	$33,209
4/30/2022	$23,842	$23,956	$29,195
5/31/2022	$22,919	$23,924	$28,523
6/30/2022	$21,120	$21,923	$26,292
7/31/2022	$23,494	$23,979	$29,436
8/31/2022	$22,358	$23,084	$28,129
9/30/2022	$20,040	$20,944	$25,407
10/31/2022	$20,648	$22,661	$26,948
11/30/2022	$21,681	$23,844	$28,126
12/31/2022	$20,363	$22,448	$25,995
1/31/2023	$22,219	$23,994	$28,187
2/28/2023	$21,923	$23,433	$27,854
3/31/2023	$23,309	$24,060	$29,595
4/30/2023	$23,374	$24,316	$29,850
5/31/2023	$23,923	$24,411	$31,134
6/30/2023	$25,584	$26,078	$33,286
7/31/2023	$26,219	$27,013	$34,430
8/31/2023	$25,425	$26,491	$34,044
9/30/2023	$23,945	$25,229	$32,173
10/31/2023	$23,439	$24,560	$31,615
11/30/2023	$26,053	$26,851	$35,035
12/31/2023	$27,243	$28,275	$36,707
1/31/2024	$28,177	$28,588	$37,519
2/29/2024	$30,722	$30,136	$40,102
3/31/2024	$31,201	$31,108	$40,828
4/30/2024	$29,661	$29,739	$39,028
5/31/2024	$31,318	$31,144	$41,353
6/30/2024	$33,125	$32,108	$44,010
7/31/2024	$32,088	$32,705	$43,453

Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	22.38	10.82	12.37
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	43.9
Consumer discretionary	17.2
Communication services	12.2
Financials	8.4
Industrials	8.2
Health care	6.7
Materials	2.4
Consumer staples	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3608 07-24

Annual Shareholder Report

Large Cap Core Fund

July 31, 2024

Institutional Class

EGOIX

This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$74	0.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Total return based on a $10,000 investment

	Institutional Class	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,488	$10,400
9/30/2014	$10,272	$10,254
10/31/2014	$10,348	$10,505
11/30/2014	$10,725	$10,787
12/31/2014	$10,752	$10,760
1/31/2015	$10,422	$10,437
2/28/2015	$11,109	$11,037
3/31/2015	$11,137	$10,862
4/30/2015	$10,976	$10,966
5/31/2015	$11,389	$11,108
6/30/2015	$11,249	$10,892
7/31/2015	$11,151	$11,121
8/31/2015	$10,555	$10,450
9/30/2015	$10,275	$10,191
10/31/2015	$11,088	$11,051
11/30/2015	$11,109	$11,084
12/31/2015	$10,823	$10,909
1/31/2016	$9,968	$10,368
2/29/2016	$9,890	$10,354
3/31/2016	$10,481	$11,056
4/30/2016	$10,388	$11,099
5/31/2016	$10,552	$11,298
6/30/2016	$10,367	$11,327
7/31/2016	$10,844	$11,745
8/31/2016	$10,894	$11,762
9/30/2016	$10,894	$11,764
10/31/2016	$10,709	$11,549
11/30/2016	$11,528	$11,977
12/31/2016	$11,777	$12,214
1/31/2017	$11,928	$12,445
2/28/2017	$12,440	$12,939
3/31/2017	$12,353	$12,955
4/30/2017	$12,505	$13,088
5/31/2017	$12,642	$13,272
6/30/2017	$12,735	$13,355
7/31/2017	$13,060	$13,629
8/31/2017	$13,110	$13,671
9/30/2017	$13,535	$13,953
10/31/2017	$14,026	$14,278
11/30/2017	$14,451	$14,716
12/31/2017	$14,576	$14,880
1/31/2018	$15,512	$15,732
2/28/2018	$14,878	$15,152
3/31/2018	$14,503	$14,767
4/30/2018	$14,562	$14,824
5/31/2018	$14,996	$15,181
6/30/2018	$14,945	$15,274
7/31/2018	$15,431	$15,843
8/31/2018	$15,939	$16,359
9/30/2018	$15,858	$16,452
10/31/2018	$14,554	$15,327
11/30/2018	$14,731	$15,640
12/31/2018	$13,359	$14,228
1/31/2019	$14,465	$15,368
2/28/2019	$14,918	$15,861
3/31/2019	$15,094	$16,169
4/30/2019	$15,605	$16,824
5/31/2019	$14,314	$15,755
6/30/2019	$15,538	$16,865
7/31/2019	$15,672	$17,108
8/31/2019	$15,228	$16,837
9/30/2019	$15,597	$17,152
10/31/2019	$15,949	$17,523
11/30/2019	$16,736	$18,159
12/31/2019	$17,117	$18,707
1/31/2020	$16,698	$18,700
2/29/2020	$15,165	$17,161
3/31/2020	$13,091	$15,041
4/30/2020	$14,838	$16,969
5/31/2020	$15,687	$17,778
6/30/2020	$15,738	$18,131
7/31/2020	$16,177	$19,153
8/31/2020	$16,964	$20,530
9/30/2020	$16,300	$19,750
10/31/2020	$16,106	$19,225
11/30/2020	$17,843	$21,329
12/31/2020	$18,572	$22,149
1/31/2021	$18,608	$21,926
2/28/2021	$19,376	$22,530
3/31/2021	$20,512	$23,517
4/30/2021	$21,506	$24,772
5/31/2021	$21,766	$24,945
6/30/2021	$21,896	$25,527
7/31/2021	$22,393	$26,134
8/31/2021	$23,067	$26,929
9/30/2021	$21,849	$25,676
10/31/2021	$23,316	$27,475
11/30/2021	$23,256	$27,285
12/31/2021	$24,407	$28,507
1/31/2022	$23,311	$27,032
2/28/2022	$23,081	$26,223
3/31/2022	$23,392	$27,196
4/30/2022	$21,498	$24,825
5/31/2022	$21,836	$24,870
6/30/2022	$19,712	$22,818
7/31/2022	$21,660	$24,921
8/31/2022	$20,849	$23,905
9/30/2022	$19,049	$21,703
10/31/2022	$21,254	$23,461
11/30/2022	$22,391	$24,772
12/31/2022	$21,036	$23,344
1/31/2023	$22,206	$24,811
2/28/2023	$21,887	$24,206
3/31/2023	$22,373	$25,095
4/30/2023	$22,555	$25,486
5/31/2023	$22,433	$25,597
6/30/2023	$24,226	$27,288
7/31/2023	$25,319	$28,165
8/31/2023	$24,773	$27,717
9/30/2023	$23,740	$26,395
10/31/2023	$23,041	$25,840
11/30/2023	$25,016	$28,200
12/31/2023	$26,333	$29,481
1/31/2024	$26,796	$29,977
2/29/2024	$27,988	$31,577
3/31/2024	$29,345	$32,593
4/30/2024	$28,021	$31,262
5/31/2024	$29,428	$32,812
6/30/2024	$30,619	$33,989
7/31/2024	$30,785	$34,403

Large Cap Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	21.59	14.46	11.90
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.0
Health care	14.0
Consumer discretionary	11.0
Financials	10.1
Industrials	10.0
Communication services	7.8
Energy	6.4
Consumer staples	4.2
Materials	4.2
Real estate	3.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4703 07-24

Annual Shareholder Report

Large Cap Core Fund

July 31, 2024

Class R6

EGORX

This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$72	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Total return based on a $10,000 investment

	Class R6	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,488	$10,400
9/30/2014	$10,271	$10,254
10/31/2014	$10,348	$10,505
11/30/2014	$10,724	$10,787
12/31/2014	$10,751	$10,760
1/31/2015	$10,421	$10,437
2/28/2015	$11,108	$11,037
3/31/2015	$11,136	$10,862
4/30/2015	$10,974	$10,966
5/31/2015	$11,387	$11,108
6/30/2015	$11,247	$10,892
7/31/2015	$11,149	$11,121
8/31/2015	$10,553	$10,450
9/30/2015	$10,273	$10,191
10/31/2015	$11,085	$11,051
11/30/2015	$11,106	$11,084
12/31/2015	$10,824	$10,909
1/31/2016	$9,970	$10,368
2/29/2016	$9,884	$10,354
3/31/2016	$10,482	$11,056
4/30/2016	$10,382	$11,099
5/31/2016	$10,553	$11,298
6/30/2016	$10,368	$11,327
7/31/2016	$10,845	$11,745
8/31/2016	$10,895	$11,762
9/30/2016	$11,215	$11,764
10/31/2016	$11,023	$11,549
11/30/2016	$11,863	$11,977
12/31/2016	$12,125	$12,214
1/31/2017	$12,274	$12,445
2/28/2017	$12,809	$12,939
3/31/2017	$12,712	$12,955
4/30/2017	$12,876	$13,088
5/31/2017	$13,017	$13,272
6/30/2017	$13,114	$13,355
7/31/2017	$13,448	$13,629
8/31/2017	$13,493	$13,671
9/30/2017	$13,932	$13,953
10/31/2017	$14,445	$14,278
11/30/2017	$14,883	$14,716
12/31/2017	$15,009	$14,880
1/31/2018	$15,974	$15,732
2/28/2018	$15,321	$15,152
3/31/2018	$14,933	$14,767
4/30/2018	$14,994	$14,824
5/31/2018	$15,442	$15,181
6/30/2018	$15,389	$15,274
7/31/2018	$15,890	$15,843
8/31/2018	$16,415	$16,359
9/30/2018	$16,331	$16,452
10/31/2018	$14,994	$15,327
11/30/2018	$15,169	$15,640
12/31/2018	$13,760	$14,228
1/31/2019	$14,892	$15,368
2/28/2019	$15,367	$15,861
3/31/2019	$15,549	$16,169
4/30/2019	$16,076	$16,824
5/31/2019	$14,745	$15,755
6/30/2019	$15,998	$16,865
7/31/2019	$16,145	$17,108
8/31/2019	$15,679	$16,837
9/30/2019	$16,068	$17,152
10/31/2019	$16,431	$17,523
11/30/2019	$17,243	$18,159
12/31/2019	$17,627	$18,707
1/31/2020	$17,205	$18,700
2/29/2020	$15,624	$17,161
3/31/2020	$13,484	$15,041
4/30/2020	$15,297	$16,969
5/31/2020	$16,161	$17,778
6/30/2020	$16,214	$18,131
7/31/2020	$16,667	$19,153
8/31/2020	$17,479	$20,530
9/30/2020	$16,804	$19,750
10/31/2020	$16,594	$19,225
11/30/2020	$18,386	$21,329
12/31/2020	$19,138	$22,149
1/31/2021	$19,174	$21,926
2/28/2021	$19,980	$22,530
3/31/2021	$21,139	$23,517
4/30/2021	$22,165	$24,772
5/31/2021	$22,433	$24,945
6/30/2021	$22,567	$25,527
7/31/2021	$23,080	$26,134
8/31/2021	$23,776	$26,929
9/30/2021	$22,519	$25,676
10/31/2021	$24,044	$27,475
11/30/2021	$23,971	$27,285
12/31/2021	$25,166	$28,507
1/31/2022	$24,035	$27,032
2/28/2022	$23,783	$26,223
3/31/2022	$24,119	$27,196
4/30/2022	$22,149	$24,825
5/31/2022	$22,512	$24,870
6/30/2022	$20,320	$22,818
7/31/2022	$22,331	$24,921
8/31/2022	$21,493	$23,905
9/30/2022	$19,636	$21,703
10/31/2022	$21,912	$23,461
11/30/2022	$23,085	$24,772
12/31/2022	$21,687	$23,344
1/31/2023	$22,894	$24,811
2/28/2023	$22,580	$24,206
3/31/2023	$23,067	$25,095
4/30/2023	$23,255	$25,486
5/31/2023	$23,129	$25,597
6/30/2023	$24,980	$27,288
7/31/2023	$26,109	$28,165
8/31/2023	$25,544	$27,717
9/30/2023	$24,478	$26,395
10/31/2023	$23,757	$25,840
11/30/2023	$25,795	$28,200
12/31/2023	$27,145	$29,481
1/31/2024	$27,641	$29,977
2/29/2024	$28,872	$31,577
3/31/2024	$30,257	$32,593
4/30/2024	$28,889	$31,262
5/31/2024	$30,342	$32,812
6/30/2024	$31,573	$33,989
7/31/2024	$31,761	$34,403

Large Cap Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	21.65	14.49	12.25
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.0
Health care	14.0
Consumer discretionary	11.0
Financials	10.1
Industrials	10.0
Communication services	7.8
Energy	6.4
Consumer staples	4.2
Materials	4.2
Real estate	3.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4685 07-24

Annual Shareholder Report

Large Cap Core Fund

July 31, 2024

Class C

EGOCX

This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$200	1.82%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Total return based on a $10,000 investment

	Class C with Load	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,473	$10,400
9/30/2014	$10,254	$10,254
10/31/2014	$10,318	$10,505
11/30/2014	$10,685	$10,787
12/31/2014	$10,699	$10,760
1/31/2015	$10,360	$10,437
2/28/2015	$11,030	$11,037
3/31/2015	$11,052	$10,862
4/30/2015	$10,882	$10,966
5/31/2015	$11,277	$11,108
6/30/2015	$11,122	$10,892
7/31/2015	$11,016	$11,121
8/31/2015	$10,416	$10,450
9/30/2015	$10,134	$10,191
10/31/2015	$10,917	$11,051
11/30/2015	$10,932	$11,084
12/31/2015	$10,643	$10,909
1/31/2016	$9,789	$10,368
2/29/2016	$9,703	$10,354
3/31/2016	$10,273	$11,056
4/30/2016	$10,166	$11,099
5/31/2016	$10,323	$11,298
6/30/2016	$10,131	$11,327
7/31/2016	$10,586	$11,745
8/31/2016	$10,622	$11,762
9/30/2016	$10,615	$11,764
10/31/2016	$10,422	$11,549
11/30/2016	$11,206	$11,977
12/31/2016	$11,441	$12,214
1/31/2017	$11,569	$12,445
2/28/2017	$12,060	$12,939
3/31/2017	$11,960	$12,955
4/30/2017	$12,095	$13,088
5/31/2017	$12,216	$13,272
6/30/2017	$12,295	$13,355
7/31/2017	$12,601	$13,629
8/31/2017	$12,629	$13,671
9/30/2017	$13,028	$13,953
10/31/2017	$13,491	$14,278
11/30/2017	$13,890	$14,716
12/31/2017	$13,996	$14,880
1/31/2018	$14,874	$15,732
2/28/2018	$14,255	$15,152
3/31/2018	$13,881	$14,767
4/30/2018	$13,924	$14,824
5/31/2018	$14,320	$15,181
6/30/2018	$14,262	$15,274
7/31/2018	$14,716	$15,843
8/31/2018	$15,177	$16,359
9/30/2018	$15,090	$16,452
10/31/2018	$13,838	$15,327
11/30/2018	$13,989	$15,640
12/31/2018	$12,676	$14,228
1/31/2019	$13,705	$15,368
2/28/2019	$14,126	$15,861
3/31/2019	$14,280	$16,169
4/30/2019	$14,750	$16,824
5/31/2019	$13,519	$15,755
6/30/2019	$14,653	$16,865
7/31/2019	$14,767	$17,108
8/31/2019	$14,329	$16,837
9/30/2019	$14,669	$17,152
10/31/2019	$14,985	$17,523
11/30/2019	$15,707	$18,159
12/31/2019	$16,051	$18,707
1/31/2020	$15,651	$18,700
2/29/2020	$14,194	$17,161
3/31/2020	$12,239	$15,041
4/30/2020	$13,872	$16,969
5/31/2020	$14,644	$17,778
6/30/2020	$14,673	$18,131
7/31/2020	$15,064	$19,153
8/31/2020	$15,788	$20,530
9/30/2020	$15,162	$19,750
10/31/2020	$14,957	$19,225
11/30/2020	$16,560	$21,329
12/31/2020	$17,209	$22,149
1/31/2021	$17,232	$21,926
2/28/2021	$17,938	$22,530
3/31/2021	$18,970	$23,517
4/30/2021	$19,855	$24,772
5/31/2021	$20,080	$24,945
6/30/2021	$20,181	$25,527
7/31/2021	$20,618	$26,134
8/31/2021	$21,223	$26,929
9/30/2021	$20,080	$25,676
10/31/2021	$21,414	$27,475
11/30/2021	$21,335	$27,285
12/31/2021	$22,375	$28,507
1/31/2022	$21,338	$27,032
2/28/2022	$21,108	$26,223
3/31/2022	$21,377	$27,196
4/30/2022	$19,623	$24,825
5/31/2022	$19,917	$24,870
6/30/2022	$17,959	$22,818
7/31/2022	$19,713	$24,921
8/31/2022	$18,966	$23,905
9/30/2022	$17,325	$21,703
10/31/2022	$19,327	$23,461
11/30/2022	$20,347	$24,772
12/31/2022	$19,121	$23,344
1/31/2023	$20,179	$24,811
2/28/2023	$19,886	$24,206
3/31/2023	$20,304	$25,095
4/30/2023	$20,457	$25,486
5/31/2023	$20,346	$25,597
6/30/2023	$21,960	$27,288
7/31/2023	$22,948	$28,165
8/31/2023	$22,461	$27,717
9/30/2023	$21,515	$26,395
10/31/2023	$20,875	$25,840
11/30/2023	$22,656	$28,200
12/31/2023	$23,836	$29,481
1/31/2024	$24,245	$29,977
2/29/2024	$25,318	$31,577
3/31/2024	$26,528	$32,593
4/30/2024	$25,334	$31,262
5/31/2024	$26,589	$32,812
6/30/2024	$27,663	$33,989
7/31/2024	$27,814	$34,403

Large Cap Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	20.28	13.16	10.77
Class C with Load	19.28	13.16	10.77
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.0
Health care	14.0
Consumer discretionary	11.0
Financials	10.1
Industrials	10.0
Communication services	7.8
Energy	6.4
Consumer staples	4.2
Materials	4.2
Real estate	3.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4519 07-24

Annual Shareholder Report

Large Cap Core Fund

July 31, 2024

Class A

EGOAX

This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$115	1.04%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Total return based on a $10,000 investment

	Class A with Load	S&P 500 Index
7/31/2014	$9,426	$10,000
8/31/2014	$9,881	$10,400
9/30/2014	$9,677	$10,254
10/31/2014	$9,749	$10,505
11/30/2014	$10,099	$10,787
12/31/2014	$10,118	$10,760
1/31/2015	$9,807	$10,437
2/28/2015	$10,443	$11,037
3/31/2015	$10,469	$10,862
4/30/2015	$10,317	$10,966
5/31/2015	$10,701	$11,108
6/30/2015	$10,562	$10,892
7/31/2015	$10,463	$11,121
8/31/2015	$9,900	$10,450
9/30/2015	$9,635	$10,191
10/31/2015	$10,390	$11,051
11/30/2015	$10,410	$11,084
12/31/2015	$10,136	$10,909
1/31/2016	$9,333	$10,368
2/29/2016	$9,252	$10,354
3/31/2016	$9,808	$11,056
4/30/2016	$9,714	$11,099
5/31/2016	$9,868	$11,298
6/30/2016	$9,688	$11,327
7/31/2016	$10,129	$11,745
8/31/2016	$10,170	$11,762
9/30/2016	$10,170	$11,764
10/31/2016	$9,989	$11,549
11/30/2016	$10,752	$11,977
12/31/2016	$10,982	$12,214
1/31/2017	$11,117	$12,445
2/28/2017	$11,589	$12,939
3/31/2017	$11,501	$12,955
4/30/2017	$11,643	$13,088
5/31/2017	$11,765	$13,272
6/30/2017	$11,852	$13,355
7/31/2017	$12,149	$13,629
8/31/2017	$12,190	$13,671
9/30/2017	$12,581	$13,953
10/31/2017	$13,033	$14,278
11/30/2017	$13,424	$14,716
12/31/2017	$13,533	$14,880
1/31/2018	$14,398	$15,732
2/28/2018	$13,807	$15,152
3/31/2018	$13,450	$14,767
4/30/2018	$13,498	$14,824
5/31/2018	$13,896	$15,181
6/30/2018	$13,848	$15,274
7/31/2018	$14,295	$15,843
8/31/2018	$14,755	$16,359
9/30/2018	$14,679	$16,452
10/31/2018	$13,471	$15,327
11/30/2018	$13,622	$15,640
12/31/2018	$12,351	$14,228
1/31/2019	$13,371	$15,368
2/28/2019	$13,783	$15,861
3/31/2019	$13,939	$16,169
4/30/2019	$14,406	$16,824
5/31/2019	$13,215	$15,755
6/30/2019	$14,336	$16,865
7/31/2019	$14,452	$17,108
8/31/2019	$14,040	$16,837
9/30/2019	$14,375	$17,152
10/31/2019	$14,702	$17,523
11/30/2019	$15,418	$18,159
12/31/2019	$15,764	$18,707
1/31/2020	$15,376	$18,700
2/29/2020	$13,957	$17,161
3/31/2020	$12,045	$15,041
4/30/2020	$13,654	$16,969
5/31/2020	$14,420	$17,778
6/30/2020	$14,468	$18,131
7/31/2020	$14,865	$19,153
8/31/2020	$15,584	$20,530
9/30/2020	$14,969	$19,750
10/31/2020	$14,790	$19,225
11/30/2020	$16,370	$21,329
12/31/2020	$17,037	$22,149
1/31/2021	$17,070	$21,926
2/28/2021	$17,769	$22,530
3/31/2021	$18,806	$23,517
4/30/2021	$19,702	$24,772
5/31/2021	$19,942	$24,945
6/30/2021	$20,051	$25,527
7/31/2021	$20,499	$26,134
8/31/2021	$21,110	$26,929
9/30/2021	$19,986	$25,676
10/31/2021	$21,329	$27,475
11/30/2021	$21,263	$27,285
12/31/2021	$22,315	$28,507
1/31/2022	$21,293	$27,032
2/28/2022	$21,082	$26,223
3/31/2022	$21,368	$27,196
4/30/2022	$19,611	$24,825
5/31/2022	$19,935	$24,870
6/30/2022	$17,979	$22,818
7/31/2022	$19,748	$24,921
8/31/2022	$19,001	$23,905
9/30/2022	$17,356	$21,703
10/31/2022	$19,362	$23,461
11/30/2022	$20,384	$24,772
12/31/2022	$19,156	$23,344
1/31/2023	$20,216	$24,811
2/28/2023	$19,923	$24,206
3/31/2023	$20,341	$25,095
4/30/2023	$20,494	$25,486
5/31/2023	$20,383	$25,597
6/30/2023	$22,000	$27,288
7/31/2023	$22,990	$28,165
8/31/2023	$22,502	$27,717
9/30/2023	$21,554	$26,395
10/31/2023	$20,913	$25,840
11/30/2023	$22,697	$28,200
12/31/2023	$23,880	$29,481
1/31/2024	$24,289	$29,977
2/29/2024	$25,365	$31,577
3/31/2024	$26,577	$32,593
4/30/2024	$25,380	$31,262
5/31/2024	$26,637	$32,812
6/30/2024	$27,713	$33,989
7/31/2024	$27,865	$34,403

Large Cap Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	21.20	14.03	11.45
Class A with Load	14.21	12.69	10.79
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.0
Health care	14.0
Consumer discretionary	11.0
Financials	10.1
Industrials	10.0
Communication services	7.8
Energy	6.4
Consumer staples	4.2
Materials	4.2
Real estate	3.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4314 07-24

Annual Shareholder Report

Large Cap Core Fund

July 31, 2024

Administrator Class

WFLLX

This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$107	0.97%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Total return based on a $10,000 investment

	Administrator Class	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,488	$10,400
9/30/2014	$10,272	$10,254
10/31/2014	$10,349	$10,505
11/30/2014	$10,726	$10,787
12/31/2014	$10,749	$10,760
1/31/2015	$10,420	$10,437
2/28/2015	$11,100	$11,037
3/31/2015	$11,128	$10,862
4/30/2015	$10,967	$10,966
5/31/2015	$11,373	$11,108
6/30/2015	$11,233	$10,892
7/31/2015	$11,128	$11,121
8/31/2015	$10,532	$10,450
9/30/2015	$10,251	$10,191
10/31/2015	$11,058	$11,051
11/30/2015	$11,079	$11,084
12/31/2015	$10,797	$10,909
1/31/2016	$9,943	$10,368
2/29/2016	$9,858	$10,354
3/31/2016	$10,441	$11,056
4/30/2016	$10,349	$11,099
5/31/2016	$10,512	$11,298
6/30/2016	$10,327	$11,327
7/31/2016	$10,797	$11,745
8/31/2016	$10,839	$11,762
9/30/2016	$10,839	$11,764
10/31/2016	$10,647	$11,549
11/30/2016	$11,458	$11,977
12/31/2016	$11,703	$12,214
1/31/2017	$11,845	$12,445
2/28/2017	$12,357	$12,939
3/31/2017	$12,265	$12,955
4/30/2017	$12,414	$13,088
5/31/2017	$12,542	$13,272
6/30/2017	$12,635	$13,355
7/31/2017	$12,955	$13,629
8/31/2017	$12,998	$13,671
9/30/2017	$13,417	$13,953
10/31/2017	$13,901	$14,278
11/30/2017	$14,321	$14,716
12/31/2017	$14,443	$14,880
1/31/2018	$15,364	$15,732
2/28/2018	$14,733	$15,152
3/31/2018	$14,356	$14,767
4/30/2018	$14,407	$14,824
5/31/2018	$14,834	$15,181
6/30/2018	$14,784	$15,274
7/31/2018	$15,262	$15,843
8/31/2018	$15,755	$16,359
9/30/2018	$15,676	$16,452
10/31/2018	$14,385	$15,327
11/30/2018	$14,552	$15,640
12/31/2018	$13,188	$14,228
1/31/2019	$14,280	$15,368
2/28/2019	$14,724	$15,861
3/31/2019	$14,896	$16,169
4/30/2019	$15,397	$16,824
5/31/2019	$14,124	$15,755
6/30/2019	$15,323	$16,865
7/31/2019	$15,455	$17,108
8/31/2019	$15,003	$16,837
9/30/2019	$15,372	$17,152
10/31/2019	$15,717	$17,523
11/30/2019	$16,481	$18,159
12/31/2019	$16,850	$18,707
1/31/2020	$16,451	$18,700
2/29/2020	$14,927	$17,161
3/31/2020	$12,884	$15,041
4/30/2020	$14,608	$16,969
5/31/2020	$15,435	$17,778
6/30/2020	$15,475	$18,131
7/31/2020	$15,903	$19,153
8/31/2020	$16,680	$20,530
9/30/2020	$16,023	$19,750
10/31/2020	$15,823	$19,225
11/30/2020	$17,527	$21,329
12/31/2020	$18,241	$22,149
1/31/2021	$18,275	$21,926
2/28/2021	$19,031	$22,530
3/31/2021	$20,143	$23,517
4/30/2021	$21,094	$24,772
5/31/2021	$21,357	$24,945
6/30/2021	$21,472	$25,527
7/31/2021	$21,953	$26,134
8/31/2021	$22,618	$26,929
9/30/2021	$21,415	$25,676
10/31/2021	$22,847	$27,475
11/30/2021	$22,778	$27,285
12/31/2021	$23,911	$28,507
1/31/2022	$22,827	$27,032
2/28/2022	$22,592	$26,223
3/31/2022	$22,893	$27,196
4/30/2022	$21,026	$24,825
5/31/2022	$21,366	$24,870
6/30/2022	$19,277	$22,818
7/31/2022	$21,170	$24,921
8/31/2022	$20,374	$23,905
9/30/2022	$18,612	$21,703
10/31/2022	$20,765	$23,461
11/30/2022	$21,862	$24,772
12/31/2022	$20,538	$23,344
1/31/2023	$21,676	$24,811
2/28/2023	$21,369	$24,206
3/31/2023	$21,822	$25,095
4/30/2023	$21,997	$25,486
5/31/2023	$21,880	$25,597
6/30/2023	$23,616	$27,288
7/31/2023	$24,666	$28,165
8/31/2023	$24,141	$27,717
9/30/2023	$23,134	$26,395
10/31/2023	$22,449	$25,840
11/30/2023	$24,360	$28,200
12/31/2023	$25,629	$29,481
1/31/2024	$26,088	$29,977
2/29/2024	$27,227	$31,577
3/31/2024	$28,541	$32,593
4/30/2024	$27,243	$31,262
5/31/2024	$28,605	$32,812
6/30/2024	$29,760	$33,989
7/31/2024	$29,918	$34,403

Large Cap Core Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	21.29	14.12	11.58
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.0
Health care	14.0
Consumer discretionary	11.0
Financials	10.1
Industrials	10.0
Communication services	7.8
Energy	6.4
Consumer staples	4.2
Materials	4.2
Real estate	3.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3723 07-24

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2024

Institutional Class

STNFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$85	0.74%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Institutional Class	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,319	$10,420	$10,458
9/30/2014	$10,183	$10,202	$10,306
10/31/2014	$10,515	$10,483	$10,578
11/30/2014	$10,703	$10,737	$10,913
12/31/2014	$10,706	$10,737	$10,800
1/31/2015	$10,532	$10,438	$10,634
2/28/2015	$11,219	$11,043	$11,343
3/31/2015	$11,096	$10,930	$11,214
4/30/2015	$11,126	$10,980	$11,270
5/31/2015	$11,190	$11,132	$11,429
6/30/2015	$11,071	$10,945	$11,227
7/31/2015	$11,482	$11,128	$11,608
8/31/2015	$10,783	$10,457	$10,903
9/30/2015	$10,530	$10,152	$10,634
10/31/2015	$11,434	$10,954	$11,549
11/30/2015	$11,450	$11,014	$11,582
12/31/2015	$11,219	$10,788	$11,412
1/31/2016	$10,321	$10,180	$10,775
2/29/2016	$10,203	$10,176	$10,770
3/31/2016	$10,774	$10,893	$11,496
4/30/2016	$10,776	$10,960	$11,391
5/31/2016	$10,980	$11,156	$11,612
6/30/2016	$10,699	$11,179	$11,567
7/31/2016	$11,311	$11,623	$12,113
8/31/2016	$11,251	$11,653	$12,053
9/30/2016	$11,248	$11,671	$12,097
10/31/2016	$10,968	$11,419	$11,813
11/30/2016	$11,057	$11,930	$12,070
12/31/2016	$10,976	$12,162	$12,219
1/31/2017	$11,473	$12,391	$12,631
2/28/2017	$11,889	$12,852	$13,156
3/31/2017	$12,032	$12,861	$13,308
4/30/2017	$12,381	$12,997	$13,612
5/31/2017	$12,781	$13,130	$13,966
6/30/2017	$12,633	$13,249	$13,929
7/31/2017	$13,006	$13,498	$14,299
8/31/2017	$13,217	$13,524	$14,562
9/30/2017	$13,495	$13,854	$14,751
10/31/2017	$14,077	$14,157	$15,322
11/30/2017	$14,490	$14,586	$15,788
12/31/2017	$14,635	$14,732	$15,911
1/31/2018	$15,979	$15,509	$17,038
2/28/2018	$15,734	$14,937	$16,591
3/31/2018	$15,340	$14,637	$16,136
4/30/2018	$15,415	$14,693	$16,192
5/31/2018	$16,195	$15,108	$16,902
6/30/2018	$16,276	$15,207	$17,065
7/31/2018	$16,696	$15,711	$17,566
8/31/2018	$17,448	$16,263	$18,526
9/30/2018	$17,661	$16,290	$18,630
10/31/2018	$15,841	$15,090	$16,964
11/30/2018	$16,095	$15,393	$17,144
12/31/2018	$14,773	$13,960	$15,670
1/31/2019	$16,209	$15,158	$17,079
2/28/2019	$16,939	$15,691	$17,690
3/31/2019	$17,365	$15,920	$18,193
4/30/2019	$18,387	$16,556	$19,015
5/31/2019	$17,304	$15,485	$17,814
6/30/2019	$18,322	$16,572	$19,037
7/31/2019	$18,594	$16,819	$19,467
8/31/2019	$18,201	$16,476	$19,318
9/30/2019	$18,213	$16,765	$19,320
10/31/2019	$18,408	$17,126	$19,865
11/30/2019	$19,174	$17,777	$20,746
12/31/2019	$19,662	$18,290	$21,372
1/31/2020	$20,304	$18,270	$21,850
2/29/2020	$18,909	$16,774	$20,362
3/31/2020	$16,670	$14,468	$18,359
4/30/2020	$19,354	$16,384	$21,075
5/31/2020	$20,866	$17,260	$22,490
6/30/2020	$21,486	$17,655	$23,470
7/31/2020	$23,037	$18,657	$25,275
8/31/2020	$25,097	$20,009	$27,884
9/30/2020	$23,911	$19,280	$26,572
10/31/2020	$23,033	$18,864	$25,669
11/30/2020	$25,208	$21,159	$28,298
12/31/2020	$26,069	$22,111	$29,599
1/31/2021	$25,311	$22,012	$29,380
2/28/2021	$26,023	$22,700	$29,373
3/31/2021	$26,002	$23,514	$29,878
4/30/2021	$27,792	$24,726	$31,911
5/31/2021	$27,212	$24,839	$31,469
6/30/2021	$28,621	$25,452	$33,444
7/31/2021	$29,398	$25,882	$34,546
8/31/2021	$30,298	$26,620	$35,838
9/30/2021	$28,519	$25,426	$33,830
10/31/2021	$30,288	$27,145	$36,761
11/30/2021	$29,876	$26,732	$36,985
12/31/2021	$30,241	$27,785	$37,767
1/31/2022	$27,180	$26,150	$34,526
2/28/2022	$26,237	$25,491	$33,060
3/31/2022	$26,922	$26,318	$34,353
4/30/2022	$23,270	$23,956	$30,204
5/31/2022	$22,784	$23,924	$29,502
6/30/2022	$20,999	$21,923	$27,165
7/31/2022	$23,352	$23,979	$30,426
8/31/2022	$22,228	$23,084	$29,008
9/30/2022	$20,133	$20,944	$26,188
10/31/2022	$21,140	$22,661	$27,719
11/30/2022	$22,427	$23,844	$28,982
12/31/2022	$20,933	$22,448	$26,763
1/31/2023	$22,434	$23,994	$28,994
2/28/2023	$22,059	$23,433	$28,649
3/31/2023	$23,573	$24,060	$30,608
4/30/2023	$24,097	$24,316	$30,910
5/31/2023	$24,918	$24,411	$32,319
6/30/2023	$26,594	$26,078	$34,529
7/31/2023	$27,144	$27,013	$35,692
8/31/2023	$27,040	$26,491	$35,372
9/30/2023	$25,578	$25,229	$33,448
10/31/2023	$25,397	$24,560	$32,972
11/30/2023	$28,353	$26,851	$36,566
12/31/2023	$29,482	$28,275	$38,185
1/31/2024	$30,994	$28,588	$39,138
2/29/2024	$33,399	$30,136	$41,808
3/31/2024	$34,008	$31,108	$42,544
4/30/2024	$32,219	$29,739	$40,739
5/31/2024	$34,070	$31,144	$43,178
6/30/2024	$36,560	$32,108	$46,090
7/31/2024	$35,211	$32,705	$45,306

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	29.75	13.62	13.41
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	42.7
Consumer discretionary	15.9
Communication services	14.1
Health care	10.7
Financials	9.3
Industrials	5.6
Materials	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4137 07-24

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2024

Class R6

STFFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$74	0.64%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Class R6	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,319	$10,420	$10,458
9/30/2014	$10,181	$10,202	$10,306
10/31/2014	$10,515	$10,483	$10,578
11/30/2014	$10,703	$10,737	$10,913
12/31/2014	$10,705	$10,737	$10,800
1/31/2015	$10,534	$10,438	$10,634
2/28/2015	$11,221	$11,043	$11,343
3/31/2015	$11,098	$10,930	$11,214
4/30/2015	$11,130	$10,980	$11,270
5/31/2015	$11,193	$11,132	$11,429
6/30/2015	$11,075	$10,945	$11,227
7/31/2015	$11,488	$11,128	$11,608
8/31/2015	$10,790	$10,457	$10,903
9/30/2015	$10,536	$10,152	$10,634
10/31/2015	$11,440	$10,954	$11,549
11/30/2015	$11,458	$11,014	$11,582
12/31/2015	$11,226	$10,788	$11,412
1/31/2016	$10,328	$10,180	$10,775
2/29/2016	$10,212	$10,176	$10,770
3/31/2016	$10,786	$10,893	$11,496
4/30/2016	$10,788	$10,960	$11,391
5/31/2016	$10,994	$11,156	$11,612
6/30/2016	$10,711	$11,179	$11,567
7/31/2016	$11,328	$11,623	$12,113
8/31/2016	$11,267	$11,653	$12,053
9/30/2016	$11,265	$11,671	$12,097
10/31/2016	$10,984	$11,419	$11,813
11/30/2016	$11,076	$11,930	$12,070
12/31/2016	$10,997	$12,162	$12,219
1/31/2017	$11,494	$12,391	$12,631
2/28/2017	$11,913	$12,852	$13,156
3/31/2017	$12,058	$12,861	$13,308
4/30/2017	$12,407	$12,997	$13,612
5/31/2017	$12,810	$13,130	$13,966
6/30/2017	$12,665	$13,249	$13,929
7/31/2017	$13,037	$13,498	$14,299
8/31/2017	$13,251	$13,524	$14,562
9/30/2017	$13,529	$13,854	$14,751
10/31/2017	$14,113	$14,157	$15,322
11/30/2017	$14,529	$14,586	$15,788
12/31/2017	$14,674	$14,732	$15,911
1/31/2018	$16,027	$15,509	$17,038
2/28/2018	$15,783	$14,937	$16,591
3/31/2018	$15,385	$14,637	$16,136
4/30/2018	$15,466	$14,693	$16,192
5/31/2018	$16,246	$15,108	$16,902
6/30/2018	$16,331	$15,207	$17,065
7/31/2018	$16,754	$15,711	$17,566
8/31/2018	$17,508	$16,263	$18,526
9/30/2018	$17,725	$16,290	$18,630
10/31/2018	$15,902	$15,090	$16,964
11/30/2018	$16,155	$15,393	$17,144
12/31/2018	$14,830	$13,960	$15,670
1/31/2019	$16,274	$15,158	$17,079
2/28/2019	$17,008	$15,691	$17,690
3/31/2019	$17,437	$15,920	$18,193
4/30/2019	$18,463	$16,556	$19,015
5/31/2019	$17,377	$15,485	$17,814
6/30/2019	$18,402	$16,572	$19,037
7/31/2019	$18,674	$16,819	$19,467
8/31/2019	$18,281	$16,476	$19,318
9/30/2019	$18,297	$16,765	$19,320
10/31/2019	$18,491	$17,126	$19,865
11/30/2019	$19,266	$17,777	$20,746
12/31/2019	$19,760	$18,290	$21,372
1/31/2020	$20,402	$18,270	$21,850
2/29/2020	$19,002	$16,774	$20,362
3/31/2020	$16,755	$14,468	$18,359
4/30/2020	$19,452	$16,384	$21,075
5/31/2020	$20,973	$17,260	$22,490
6/30/2020	$21,601	$17,655	$23,470
7/31/2020	$23,162	$18,657	$25,275
8/31/2020	$25,235	$20,009	$27,884
9/30/2020	$24,045	$19,280	$26,572
10/31/2020	$23,166	$18,864	$25,669
11/30/2020	$25,351	$21,159	$28,298
12/31/2020	$26,220	$22,111	$29,599
1/31/2021	$25,463	$22,012	$29,380
2/28/2021	$26,179	$22,700	$29,373
3/31/2021	$26,159	$23,514	$29,878
4/30/2021	$27,962	$24,726	$31,911
5/31/2021	$27,383	$24,839	$31,469
6/30/2021	$28,805	$25,452	$33,444
7/31/2021	$29,593	$25,882	$34,546
8/31/2021	$30,497	$26,620	$35,838
9/30/2021	$28,704	$25,426	$33,830
10/31/2021	$30,492	$27,145	$36,761
11/30/2021	$30,080	$26,732	$36,985
12/31/2021	$30,445	$27,785	$37,767
1/31/2022	$27,366	$26,150	$34,526
2/28/2022	$26,420	$25,491	$33,060
3/31/2022	$27,115	$26,318	$34,353
4/30/2022	$23,435	$23,956	$30,204
5/31/2022	$22,950	$23,924	$29,502
6/30/2022	$21,151	$21,923	$27,165
7/31/2022	$23,529	$23,979	$30,426
8/31/2022	$22,395	$23,084	$29,008
9/30/2022	$20,287	$20,944	$26,188
10/31/2022	$21,303	$22,661	$27,719
11/30/2022	$22,600	$23,844	$28,982
12/31/2022	$21,097	$22,448	$26,763
1/31/2023	$22,613	$23,994	$28,994
2/28/2023	$22,239	$23,433	$28,649
3/31/2023	$23,761	$24,060	$30,608
4/30/2023	$24,296	$24,316	$30,910
5/31/2023	$25,122	$24,411	$32,319
6/30/2023	$26,818	$26,078	$34,529
7/31/2023	$27,379	$27,013	$35,692
8/31/2023	$27,276	$26,491	$35,372
9/30/2023	$25,799	$25,229	$33,448
10/31/2023	$25,625	$24,560	$32,972
11/30/2023	$28,611	$26,851	$36,566
12/31/2023	$29,750	$28,275	$38,185
1/31/2024	$31,277	$28,588	$39,138
2/29/2024	$33,708	$30,136	$41,808
3/31/2024	$34,322	$31,108	$42,544
4/30/2024	$32,527	$29,739	$40,739
5/31/2024	$34,398	$31,144	$43,178
6/30/2024	$36,914	$32,108	$46,090
7/31/2024	$35,549	$32,705	$45,306

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	29.87	13.74	13.52
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	42.7
Consumer discretionary	15.9
Communication services	14.1
Health care	10.7
Financials	9.3
Industrials	5.6
Materials	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4653 07-24

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2024

Class C

STOFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$207	1.81%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Class C with Load	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,307	$10,420	$10,458
9/30/2014	$10,161	$10,202	$10,306
10/31/2014	$10,484	$10,483	$10,578
11/30/2014	$10,662	$10,737	$10,913
12/31/2014	$10,653	$10,737	$10,800
1/31/2015	$10,472	$10,438	$10,634
2/28/2015	$11,143	$11,043	$11,343
3/31/2015	$11,010	$10,930	$11,214
4/30/2015	$11,029	$10,980	$11,270
5/31/2015	$11,081	$11,132	$11,429
6/30/2015	$10,952	$10,945	$11,227
7/31/2015	$11,347	$11,128	$11,608
8/31/2015	$10,648	$10,457	$10,903
9/30/2015	$10,386	$10,152	$10,634
10/31/2015	$11,267	$10,954	$11,549
11/30/2015	$11,274	$11,014	$11,582
12/31/2015	$11,035	$10,788	$11,412
1/31/2016	$10,143	$10,180	$10,775
2/29/2016	$10,017	$10,176	$10,770
3/31/2016	$10,569	$10,893	$11,496
4/30/2016	$10,561	$10,960	$11,391
5/31/2016	$10,752	$11,156	$11,612
6/30/2016	$10,468	$11,179	$11,567
7/31/2016	$11,057	$11,623	$12,113
8/31/2016	$10,989	$11,653	$12,053
9/30/2016	$10,977	$11,671	$12,097
10/31/2016	$10,692	$11,419	$11,813
11/30/2016	$10,770	$11,930	$12,070
12/31/2016	$10,681	$12,162	$12,219
1/31/2017	$11,155	$12,391	$12,631
2/28/2017	$11,549	$12,852	$13,156
3/31/2017	$11,677	$12,861	$13,308
4/30/2017	$12,004	$12,997	$13,612
5/31/2017	$12,385	$13,130	$13,966
6/30/2017	$12,231	$13,249	$13,929
7/31/2017	$12,577	$13,498	$14,299
8/31/2017	$12,771	$13,524	$14,562
9/30/2017	$13,026	$13,854	$14,751
10/31/2017	$13,577	$14,157	$15,322
11/30/2017	$13,963	$14,586	$15,788
12/31/2017	$14,088	$14,732	$15,911
1/31/2018	$15,371	$15,509	$17,038
2/28/2018	$15,124	$14,937	$16,591
3/31/2018	$14,728	$14,637	$16,136
4/30/2018	$14,791	$14,693	$16,192
5/31/2018	$15,524	$15,108	$16,902
6/30/2018	$15,587	$15,207	$17,065
7/31/2018	$15,977	$15,711	$17,566
8/31/2018	$16,679	$16,263	$18,526
9/30/2018	$16,869	$16,290	$18,630
10/31/2018	$15,117	$15,090	$16,964
11/30/2018	$15,344	$15,393	$17,144
12/31/2018	$14,073	$13,960	$15,670
1/31/2019	$15,427	$15,158	$17,079
2/28/2019	$16,110	$15,691	$17,690
3/31/2019	$16,499	$15,920	$18,193
4/30/2019	$17,454	$16,556	$19,015
5/31/2019	$16,409	$15,485	$17,814
6/30/2019	$17,361	$16,572	$19,037
7/31/2019	$17,602	$16,819	$19,467
8/31/2019	$17,213	$16,476	$19,318
9/30/2019	$17,213	$16,765	$19,320
10/31/2019	$17,379	$17,126	$19,865
11/30/2019	$18,089	$17,777	$20,746
12/31/2019	$18,532	$18,290	$21,372
1/31/2020	$19,114	$18,270	$21,850
2/29/2020	$17,789	$16,774	$20,362
3/31/2020	$15,668	$14,468	$18,359
4/30/2020	$18,173	$16,384	$21,075
5/31/2020	$19,577	$17,260	$22,490
6/30/2020	$20,140	$17,655	$23,470
7/31/2020	$21,574	$18,657	$25,275
8/31/2020	$23,482	$20,009	$27,884
9/30/2020	$22,356	$19,280	$26,572
10/31/2020	$21,515	$18,864	$25,669
11/30/2020	$23,527	$21,159	$28,298
12/31/2020	$24,301	$22,111	$29,599
1/31/2021	$23,582	$22,012	$29,380
2/28/2021	$24,225	$22,700	$29,373
3/31/2021	$24,178	$23,514	$29,878
4/30/2021	$25,819	$24,726	$31,911
5/31/2021	$25,258	$24,839	$31,469
6/30/2021	$26,543	$25,452	$33,444
7/31/2021	$27,244	$25,882	$34,546
8/31/2021	$28,050	$26,620	$35,838
9/30/2021	$26,374	$25,426	$33,830
10/31/2021	$27,992	$27,145	$36,761
11/30/2021	$27,583	$26,732	$36,985
12/31/2021	$27,894	$27,785	$37,767
1/31/2022	$25,045	$26,150	$34,526
2/28/2022	$24,158	$25,491	$33,060
3/31/2022	$24,766	$26,318	$34,353
4/30/2022	$21,387	$23,956	$30,204
5/31/2022	$20,926	$23,924	$29,502
6/30/2022	$19,264	$21,923	$27,165
7/31/2022	$21,407	$23,979	$30,426
8/31/2022	$20,371	$23,084	$29,008
9/30/2022	$18,445	$20,944	$26,188
10/31/2022	$19,362	$22,661	$27,719
11/30/2022	$20,530	$23,844	$28,982
12/31/2022	$19,162	$22,448	$26,763
1/31/2023	$20,531	$23,994	$28,994
2/28/2023	$20,182	$23,433	$28,649
3/31/2023	$21,558	$24,060	$30,608
4/30/2023	$22,033	$24,316	$30,910
5/31/2023	$22,775	$24,411	$32,319
6/30/2023	$24,302	$26,078	$34,529
7/31/2023	$24,803	$27,013	$35,692
8/31/2023	$24,701	$26,491	$35,372
9/30/2023	$23,358	$25,229	$33,448
10/31/2023	$23,193	$24,560	$32,972
11/30/2023	$25,880	$26,851	$36,566
12/31/2023	$26,905	$28,275	$38,185
1/31/2024	$28,276	$28,588	$39,138
2/29/2024	$30,460	$30,136	$41,808
3/31/2024	$31,012	$31,108	$42,544
4/30/2024	$29,372	$29,739	$40,739
5/31/2024	$31,050	$31,144	$43,178
6/30/2024	$33,311	$32,108	$46,090
7/31/2024	$32,077	$32,705	$45,306

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	28.35	12.41	12.36
Class C with Load	27.35	12.41	12.36
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	42.7
Consumer discretionary	15.9
Communication services	14.1
Health care	10.7
Financials	9.3
Industrials	5.6
Materials	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3549 07-24

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2024

Class A

STAFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$118	1.03%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Class A with Load	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$9,425	$10,000	$10,000
8/31/2014	$9,723	$10,420	$10,458
9/30/2014	$9,589	$10,202	$10,306
10/31/2014	$9,899	$10,483	$10,578
11/30/2014	$10,074	$10,737	$10,913
12/31/2014	$10,072	$10,737	$10,800
1/31/2015	$9,907	$10,438	$10,634
2/28/2015	$10,549	$11,043	$11,343
3/31/2015	$10,429	$10,930	$11,214
4/30/2015	$10,453	$10,980	$11,270
5/31/2015	$10,510	$11,132	$11,429
6/30/2015	$10,394	$10,945	$11,227
7/31/2015	$10,777	$11,128	$11,608
8/31/2015	$10,118	$10,457	$10,903
9/30/2015	$9,877	$10,152	$10,634
10/31/2015	$10,718	$10,954	$11,549
11/30/2015	$10,731	$11,014	$11,582
12/31/2015	$10,511	$10,788	$11,412
1/31/2016	$9,668	$10,180	$10,775
2/29/2016	$9,555	$10,176	$10,770
3/31/2016	$10,086	$10,893	$11,496
4/30/2016	$10,086	$10,960	$11,391
5/31/2016	$10,274	$11,156	$11,612
6/30/2016	$10,008	$11,179	$11,567
7/31/2016	$10,580	$11,623	$12,113
8/31/2016	$10,520	$11,653	$12,053
9/30/2016	$10,513	$11,671	$12,097
10/31/2016	$10,249	$11,419	$11,813
11/30/2016	$10,332	$11,930	$12,070
12/31/2016	$10,251	$12,162	$12,219
1/31/2017	$10,713	$12,391	$12,631
2/28/2017	$11,098	$12,852	$13,156
3/31/2017	$11,229	$12,861	$13,308
4/30/2017	$11,551	$12,997	$13,612
5/31/2017	$11,923	$13,130	$13,966
6/30/2017	$11,783	$13,249	$13,929
7/31/2017	$12,124	$13,498	$14,299
8/31/2017	$12,320	$13,524	$14,562
9/30/2017	$12,574	$13,854	$14,751
10/31/2017	$13,114	$14,157	$15,322
11/30/2017	$13,494	$14,586	$15,788
12/31/2017	$13,626	$14,732	$15,911
1/31/2018	$14,873	$15,509	$17,038
2/28/2018	$14,643	$14,937	$16,591
3/31/2018	$14,270	$14,637	$16,136
4/30/2018	$14,339	$14,693	$16,192
5/31/2018	$15,058	$15,108	$16,902
6/30/2018	$15,129	$15,207	$17,065
7/31/2018	$15,517	$15,711	$17,566
8/31/2018	$16,209	$16,263	$18,526
9/30/2018	$16,403	$16,290	$18,630
10/31/2018	$14,712	$15,090	$16,964
11/30/2018	$14,941	$15,393	$17,144
12/31/2018	$13,712	$13,960	$15,670
1/31/2019	$15,040	$15,158	$17,079
2/28/2019	$15,714	$15,691	$17,690
3/31/2019	$16,103	$15,920	$18,193
4/30/2019	$17,046	$16,556	$19,015
5/31/2019	$16,037	$15,485	$17,814
6/30/2019	$16,979	$16,572	$19,037
7/31/2019	$17,225	$16,819	$19,467
8/31/2019	$16,855	$16,476	$19,318
9/30/2019	$16,863	$16,765	$19,320
10/31/2019	$17,038	$17,126	$19,865
11/30/2019	$17,743	$17,777	$20,746
12/31/2019	$18,196	$18,290	$21,372
1/31/2020	$18,779	$18,270	$21,850
2/29/2020	$17,489	$16,774	$20,362
3/31/2020	$15,414	$14,468	$18,359
4/30/2020	$17,887	$16,384	$21,075
5/31/2020	$19,281	$17,260	$22,490
6/30/2020	$19,851	$17,655	$23,470
7/31/2020	$21,275	$18,657	$25,275
8/31/2020	$23,174	$20,009	$27,884
9/30/2020	$22,076	$19,280	$26,572
10/31/2020	$21,257	$18,864	$25,669
11/30/2020	$23,260	$21,159	$28,298
12/31/2020	$24,048	$22,111	$29,599
1/31/2021	$23,345	$22,012	$29,380
2/28/2021	$23,994	$22,700	$29,373
3/31/2021	$23,969	$23,514	$29,878
4/30/2021	$25,612	$24,726	$31,911
5/31/2021	$25,071	$24,839	$31,469
6/30/2021	$26,364	$25,452	$33,444
7/31/2021	$27,072	$25,882	$34,546
8/31/2021	$27,894	$26,620	$35,838
9/30/2021	$26,246	$25,426	$33,830
10/31/2021	$27,869	$27,145	$36,761
11/30/2021	$27,486	$26,732	$36,985
12/31/2021	$27,807	$27,785	$37,767
1/31/2022	$24,988	$26,150	$34,526
2/28/2022	$24,121	$25,491	$33,060
3/31/2022	$24,743	$26,318	$34,353
4/30/2022	$21,382	$23,956	$30,204
5/31/2022	$20,931	$23,924	$29,502
6/30/2022	$19,282	$21,923	$27,165
7/31/2022	$21,445	$23,979	$30,426
8/31/2022	$20,406	$23,084	$29,008
9/30/2022	$18,477	$20,944	$26,188
10/31/2022	$19,396	$22,661	$27,719
11/30/2022	$20,566	$23,844	$28,982
12/31/2022	$19,195	$22,448	$26,763
1/31/2023	$20,566	$23,994	$28,994
2/28/2023	$20,217	$23,433	$28,649
3/31/2023	$21,595	$24,060	$30,608
4/30/2023	$22,071	$24,316	$30,910
5/31/2023	$22,814	$24,411	$32,319
6/30/2023	$24,344	$26,078	$34,529
7/31/2023	$24,846	$27,013	$35,692
8/31/2023	$24,745	$26,491	$35,372
9/30/2023	$23,398	$25,229	$33,448
10/31/2023	$23,233	$24,560	$32,972
11/30/2023	$25,926	$26,851	$36,566
12/31/2023	$26,951	$28,275	$38,185
1/31/2024	$28,326	$28,588	$39,138
2/29/2024	$30,513	$30,136	$41,808
3/31/2024	$31,066	$31,108	$42,544
4/30/2024	$29,423	$29,739	$40,739
5/31/2024	$31,104	$31,144	$43,178
6/30/2024	$33,369	$32,108	$46,090
7/31/2024	$32,133	$32,705	$45,306

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	29.36	13.28	13.05
Class A with Load	21.92	11.95	12.38
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	42.7
Consumer discretionary	15.9
Communication services	14.1
Health care	10.7
Financials	9.3
Industrials	5.6
Materials	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3354 07-24

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2024

Administrator Class

STDFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$109	0.95%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Administrator Class	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,316	$10,420	$10,458
9/30/2014	$10,178	$10,202	$10,306
10/31/2014	$10,508	$10,483	$10,578
11/30/2014	$10,692	$10,737	$10,913
12/31/2014	$10,690	$10,737	$10,800
1/31/2015	$10,518	$10,438	$10,634
2/28/2015	$11,198	$11,043	$11,343
3/31/2015	$11,074	$10,930	$11,214
4/30/2015	$11,102	$10,980	$11,270
5/31/2015	$11,161	$11,132	$11,429
6/30/2015	$11,040	$10,945	$11,227
7/31/2015	$11,448	$11,128	$11,608
8/31/2015	$10,750	$10,457	$10,903
9/30/2015	$10,493	$10,152	$10,634
10/31/2015	$11,391	$10,954	$11,549
11/30/2015	$11,405	$11,014	$11,582
12/31/2015	$11,173	$10,788	$11,412
1/31/2016	$10,276	$10,180	$10,775
2/29/2016	$10,157	$10,176	$10,770
3/31/2016	$10,723	$10,893	$11,496
4/30/2016	$10,723	$10,960	$11,391
5/31/2016	$10,925	$11,156	$11,612
6/30/2016	$10,643	$11,179	$11,567
7/31/2016	$11,253	$11,623	$12,113
8/31/2016	$11,190	$11,653	$12,053
9/30/2016	$11,185	$11,671	$12,097
10/31/2016	$10,903	$11,419	$11,813
11/30/2016	$10,993	$11,930	$12,070
12/31/2016	$10,909	$12,162	$12,219
1/31/2017	$11,400	$12,391	$12,631
2/28/2017	$11,812	$12,852	$13,156
3/31/2017	$11,953	$12,861	$13,308
4/30/2017	$12,298	$12,997	$13,612
5/31/2017	$12,695	$13,130	$13,966
6/30/2017	$12,546	$13,249	$13,929
7/31/2017	$12,912	$13,498	$14,299
8/31/2017	$13,122	$13,524	$14,562
9/30/2017	$13,393	$13,854	$14,751
10/31/2017	$13,969	$14,157	$15,322
11/30/2017	$14,376	$14,586	$15,788
12/31/2017	$14,518	$14,732	$15,911
1/31/2018	$15,850	$15,509	$17,038
2/28/2018	$15,607	$14,937	$16,591
3/31/2018	$15,210	$14,637	$16,136
4/30/2018	$15,283	$14,693	$16,192
5/31/2018	$16,051	$15,108	$16,902
6/30/2018	$16,130	$15,207	$17,065
7/31/2018	$16,546	$15,711	$17,566
8/31/2018	$17,286	$16,263	$18,526
9/30/2018	$17,494	$16,290	$18,630
10/31/2018	$15,689	$15,090	$16,964
11/30/2018	$15,938	$15,393	$17,144
12/31/2018	$14,628	$13,960	$15,670
1/31/2019	$16,046	$15,158	$17,079
2/28/2019	$16,767	$15,691	$17,690
3/31/2019	$17,185	$15,920	$18,193
4/30/2019	$18,193	$16,556	$19,015
5/31/2019	$17,119	$15,485	$17,814
6/30/2019	$18,123	$16,572	$19,037
7/31/2019	$18,389	$16,819	$19,467
8/31/2019	$17,996	$16,476	$19,318
9/30/2019	$18,008	$16,765	$19,320
10/31/2019	$18,197	$17,126	$19,865
11/30/2019	$18,951	$17,777	$20,746
12/31/2019	$19,432	$18,290	$21,372
1/31/2020	$20,058	$18,270	$21,850
2/29/2020	$18,679	$16,774	$20,362
3/31/2020	$16,467	$14,468	$18,359
4/30/2020	$19,112	$16,384	$21,075
5/31/2020	$20,599	$17,260	$22,490
6/30/2020	$21,211	$17,655	$23,470
7/31/2020	$22,734	$18,657	$25,275
8/31/2020	$24,766	$20,009	$27,884
9/30/2020	$23,595	$19,280	$26,572
10/31/2020	$22,721	$18,864	$25,669
11/30/2020	$24,865	$21,159	$28,298
12/31/2020	$25,707	$22,111	$29,599
1/31/2021	$24,959	$22,012	$29,380
2/28/2021	$25,655	$22,700	$29,373
3/31/2021	$25,629	$23,514	$29,878
4/30/2021	$27,387	$24,726	$31,911
5/31/2021	$26,815	$24,839	$31,469
6/30/2021	$28,196	$25,452	$33,444
7/31/2021	$28,959	$25,882	$34,546
8/31/2021	$29,841	$26,620	$35,838
9/30/2021	$28,078	$25,426	$33,830
10/31/2021	$29,820	$27,145	$36,761
11/30/2021	$29,408	$26,732	$36,985
12/31/2021	$29,761	$27,785	$37,767
1/31/2022	$26,745	$26,150	$34,526
2/28/2022	$25,815	$25,491	$33,060
3/31/2022	$26,482	$26,318	$34,353
4/30/2022	$22,887	$23,956	$30,204
5/31/2022	$22,405	$23,924	$29,502
6/30/2022	$20,646	$21,923	$27,165
7/31/2022	$22,959	$23,979	$30,426
8/31/2022	$21,850	$23,084	$29,008
9/30/2022	$19,787	$20,944	$26,188
10/31/2022	$20,771	$22,661	$27,719
11/30/2022	$22,029	$23,844	$28,982
12/31/2022	$20,561	$22,448	$26,763
1/31/2023	$22,029	$23,994	$28,994
2/28/2023	$21,659	$23,433	$28,649
3/31/2023	$23,141	$24,060	$30,608
4/30/2023	$23,650	$24,316	$30,910
5/31/2023	$24,451	$24,411	$32,319
6/30/2023	$26,098	$26,078	$34,529
7/31/2023	$26,634	$27,013	$35,692
8/31/2023	$26,528	$26,491	$35,372
9/30/2023	$25,086	$25,229	$33,448
10/31/2023	$24,907	$24,560	$32,972
11/30/2023	$27,805	$26,851	$36,566
12/31/2023	$28,907	$28,275	$38,185
1/31/2024	$30,378	$28,588	$39,138
2/29/2024	$32,732	$30,136	$41,808
3/31/2024	$33,320	$31,108	$42,544
4/30/2024	$31,571	$29,739	$40,739
5/31/2024	$33,376	$31,144	$43,178
6/30/2024	$35,808	$32,108	$46,090
7/31/2024	$34,473	$32,705	$45,306

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	29.46	13.39	13.17
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	42.7
Consumer discretionary	15.9
Communication services	14.1
Health care	10.7
Financials	9.3
Industrials	5.6
Materials	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3751 07-24

Annual Shareholder Report

Large Company Value Fund

July 31, 2024

Institutional Class

WLCIX

This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$55	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Total return based on a $10,000 investment

	Institutional Class	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,455	$10,420	$10,368
9/30/2014	$10,163	$10,202	$10,154
10/31/2014	$10,264	$10,483	$10,382
11/30/2014	$10,441	$10,737	$10,594
12/31/2014	$10,457	$10,737	$10,659
1/31/2015	$10,026	$10,438	$10,233
2/28/2015	$10,594	$11,043	$10,728
3/31/2015	$10,600	$10,930	$10,582
4/30/2015	$10,594	$10,980	$10,681
5/31/2015	$10,744	$11,132	$10,810
6/30/2015	$10,673	$10,945	$10,594
7/31/2015	$10,614	$11,128	$10,640
8/31/2015	$9,977	$10,457	$10,007
9/30/2015	$9,629	$10,152	$9,705
10/31/2015	$10,255	$10,954	$10,437
11/30/2015	$10,386	$11,014	$10,477
12/31/2015	$10,052	$10,788	$10,251
1/31/2016	$9,359	$10,180	$9,722
2/29/2016	$9,381	$10,176	$9,719
3/31/2016	$10,089	$10,893	$10,419
4/30/2016	$10,147	$10,960	$10,638
5/31/2016	$10,326	$11,156	$10,803
6/30/2016	$10,168	$11,179	$10,897
7/31/2016	$10,557	$11,623	$11,213
8/31/2016	$10,608	$11,653	$11,300
9/30/2016	$10,592	$11,671	$11,276
10/31/2016	$10,433	$11,419	$11,102
11/30/2016	$11,054	$11,930	$11,736
12/31/2016	$11,302	$12,162	$12,029
1/31/2017	$11,439	$12,391	$12,115
2/28/2017	$11,867	$12,852	$12,550
3/31/2017	$11,758	$12,861	$12,422
4/30/2017	$11,715	$12,997	$12,399
5/31/2017	$11,722	$13,130	$12,387
6/30/2017	$11,918	$13,249	$12,589
7/31/2017	$12,100	$13,498	$12,757
8/31/2017	$12,049	$13,524	$12,608
9/30/2017	$12,374	$13,854	$12,981
10/31/2017	$12,579	$14,157	$13,076
11/30/2017	$12,945	$14,586	$13,476
12/31/2017	$13,069	$14,732	$13,673
1/31/2018	$13,623	$15,509	$14,201
2/28/2018	$12,851	$14,937	$13,523
3/31/2018	$12,644	$14,637	$13,285
4/30/2018	$12,690	$14,693	$13,329
5/31/2018	$12,863	$15,108	$13,408
6/30/2018	$12,854	$15,207	$13,442
7/31/2018	$13,282	$15,711	$13,974
8/31/2018	$13,482	$16,263	$14,180
9/30/2018	$13,552	$16,290	$14,208
10/31/2018	$12,653	$15,090	$13,472
11/30/2018	$13,084	$15,393	$13,875
12/31/2018	$11,822	$13,960	$12,542
1/31/2019	$12,696	$15,158	$13,519
2/28/2019	$12,984	$15,691	$13,951
3/31/2019	$13,015	$15,920	$14,039
4/30/2019	$13,470	$16,556	$14,537
5/31/2019	$12,716	$15,485	$13,603
6/30/2019	$13,488	$16,572	$14,579
7/31/2019	$13,529	$16,819	$14,700
8/31/2019	$13,125	$16,476	$14,268
9/30/2019	$13,378	$16,765	$14,777
10/31/2019	$13,619	$17,126	$14,983
11/30/2019	$14,099	$17,777	$15,446
12/31/2019	$14,531	$18,290	$15,871
1/31/2020	$14,330	$18,270	$15,530
2/29/2020	$13,208	$16,774	$14,026
3/31/2020	$11,081	$14,468	$11,629
4/30/2020	$12,125	$16,384	$12,936
5/31/2020	$12,733	$17,260	$13,380
6/30/2020	$12,611	$17,655	$13,291
7/31/2020	$13,231	$18,657	$13,816
8/31/2020	$14,075	$20,009	$14,387
9/30/2020	$13,644	$19,280	$14,034
10/31/2020	$13,505	$18,864	$13,850
11/30/2020	$15,394	$21,159	$15,713
12/31/2020	$15,967	$22,111	$16,315
1/31/2021	$15,814	$22,012	$16,166
2/28/2021	$17,050	$22,700	$17,143
3/31/2021	$17,922	$23,514	$18,151
4/30/2021	$18,747	$24,726	$18,877
5/31/2021	$19,220	$24,839	$19,318
6/30/2021	$19,010	$25,452	$19,097
7/31/2021	$19,165	$25,882	$19,249
8/31/2021	$19,662	$26,620	$19,631
9/30/2021	$18,843	$25,426	$18,948
10/31/2021	$19,896	$27,145	$19,910
11/30/2021	$19,275	$26,732	$19,208
12/31/2021	$20,710	$27,785	$20,420
1/31/2022	$20,166	$26,150	$19,944
2/28/2022	$20,166	$25,491	$19,713
3/31/2022	$20,566	$26,318	$20,269
4/30/2022	$19,241	$23,956	$19,126
5/31/2022	$19,724	$23,924	$19,498
6/30/2022	$18,056	$21,923	$17,794
7/31/2022	$19,122	$23,979	$18,974
8/31/2022	$18,557	$23,084	$18,409
9/30/2022	$16,879	$20,944	$16,795
10/31/2022	$18,628	$22,661	$18,517
11/30/2022	$19,700	$23,844	$19,674
12/31/2022	$18,891	$22,448	$18,881
1/31/2023	$19,808	$23,994	$19,859
2/28/2023	$19,065	$23,433	$19,159
3/31/2023	$18,866	$24,060	$19,071
4/30/2023	$18,977	$24,316	$19,358
5/31/2023	$18,388	$24,411	$18,611
6/30/2023	$19,406	$26,078	$19,848
7/31/2023	$20,285	$27,013	$20,546
8/31/2023	$19,678	$26,491	$19,991
9/30/2023	$18,932	$25,229	$19,220
10/31/2023	$18,273	$24,560	$18,541
11/30/2023	$19,606	$26,851	$19,940
12/31/2023	$20,740	$28,275	$21,045
1/31/2024	$20,933	$28,588	$21,067
2/29/2024	$21,949	$30,136	$21,844
3/31/2024	$23,333	$31,108	$22,936
4/30/2024	$22,572	$29,739	$21,956
5/31/2024	$23,479	$31,144	$22,652
6/30/2024	$23,506	$32,108	$22,439
7/31/2024	$24,204	$32,705	$23,586

Large Company Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	19.32	12.34	9.24
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.8
Health care	16.6
Industrials	13.7
Information technology	8.7
Consumer staples	8.3
Energy	6.9
Consumer discretionary	6.2
Communication services	4.9
Utilities	3.9
Materials	4.1
Real estate	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3156 07-24

Annual Shareholder Report

Large Company Value Fund

July 31, 2024

Class R6

WTLVX

This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$44	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Total return based on a $10,000 investment

	Class R6	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,455	$10,420	$10,368
9/30/2014	$10,163	$10,202	$10,154
10/31/2014	$10,264	$10,483	$10,382
11/30/2014	$10,441	$10,737	$10,594
12/31/2014	$10,457	$10,737	$10,659
1/31/2015	$10,026	$10,438	$10,233
2/28/2015	$10,594	$11,043	$10,728
3/31/2015	$10,600	$10,930	$10,582
4/30/2015	$10,594	$10,980	$10,681
5/31/2015	$10,744	$11,132	$10,810
6/30/2015	$10,673	$10,945	$10,594
7/31/2015	$10,614	$11,128	$10,640
8/31/2015	$9,977	$10,457	$10,007
9/30/2015	$9,629	$10,152	$9,705
10/31/2015	$10,255	$10,954	$10,437
11/30/2015	$10,386	$11,014	$10,477
12/31/2015	$10,052	$10,788	$10,251
1/31/2016	$9,359	$10,180	$9,722
2/29/2016	$9,381	$10,176	$9,719
3/31/2016	$10,089	$10,893	$10,419
4/30/2016	$10,147	$10,960	$10,638
5/31/2016	$10,326	$11,156	$10,803
6/30/2016	$10,168	$11,179	$10,897
7/31/2016	$10,557	$11,623	$11,213
8/31/2016	$10,608	$11,653	$11,300
9/30/2016	$10,592	$11,671	$11,276
10/31/2016	$10,433	$11,419	$11,102
11/30/2016	$11,054	$11,930	$11,736
12/31/2016	$11,302	$12,162	$12,029
1/31/2017	$11,439	$12,391	$12,115
2/28/2017	$11,867	$12,852	$12,550
3/31/2017	$11,758	$12,861	$12,422
4/30/2017	$11,715	$12,997	$12,399
5/31/2017	$11,729	$13,130	$12,387
6/30/2017	$11,925	$13,249	$12,589
7/31/2017	$12,107	$13,498	$12,757
8/31/2017	$12,063	$13,524	$12,608
9/30/2017	$12,381	$13,854	$12,981
10/31/2017	$12,586	$14,157	$13,076
11/30/2017	$12,959	$14,586	$13,476
12/31/2017	$13,078	$14,732	$13,673
1/31/2018	$13,633	$15,509	$14,201
2/28/2018	$12,860	$14,937	$13,523
3/31/2018	$12,656	$14,637	$13,285
4/30/2018	$12,702	$14,693	$13,329
5/31/2018	$12,884	$15,108	$13,408
6/30/2018	$12,875	$15,207	$13,442
7/31/2018	$13,304	$15,711	$13,974
8/31/2018	$13,513	$16,263	$14,180
9/30/2018	$13,580	$16,290	$14,208
10/31/2018	$12,671	$15,090	$13,472
11/30/2018	$13,103	$15,393	$13,875
12/31/2018	$11,842	$13,960	$12,542
1/31/2019	$12,717	$15,158	$13,519
2/28/2019	$13,006	$15,691	$13,951
3/31/2019	$13,040	$15,920	$14,039
4/30/2019	$13,495	$16,556	$14,537
5/31/2019	$12,740	$15,485	$13,603
6/30/2019	$13,517	$16,572	$14,579
7/31/2019	$13,559	$16,819	$14,700
8/31/2019	$13,153	$16,476	$14,268
9/30/2019	$13,411	$16,765	$14,777
10/31/2019	$13,652	$17,126	$14,983
11/30/2019	$14,133	$17,777	$15,446
12/31/2019	$14,575	$18,290	$15,871
1/31/2020	$14,373	$18,270	$15,530
2/29/2020	$13,247	$16,774	$14,026
3/31/2020	$11,103	$14,468	$11,629
4/30/2020	$12,152	$16,384	$12,936
5/31/2020	$12,761	$17,260	$13,380
6/30/2020	$12,642	$17,655	$13,291
7/31/2020	$13,275	$18,657	$13,816
8/31/2020	$14,123	$20,009	$14,387
9/30/2020	$13,683	$19,280	$14,034
10/31/2020	$13,554	$18,864	$13,850
11/30/2020	$15,451	$21,159	$15,713
12/31/2020	$16,021	$22,111	$16,315
1/31/2021	$15,867	$22,012	$16,166
2/28/2021	$17,108	$22,700	$17,143
3/31/2021	$17,978	$23,514	$18,151
4/30/2021	$18,817	$24,726	$18,877
5/31/2021	$19,292	$24,839	$19,318
6/30/2021	$19,075	$25,452	$19,097
7/31/2021	$19,242	$25,882	$19,249
8/31/2021	$19,741	$26,620	$19,631
9/30/2021	$18,912	$25,426	$18,948
10/31/2021	$19,981	$27,145	$19,910
11/30/2021	$19,357	$26,732	$19,208
12/31/2021	$20,795	$27,785	$20,420
1/31/2022	$20,264	$26,150	$19,944
2/28/2022	$20,248	$25,491	$19,713
3/31/2022	$20,656	$26,318	$20,269
4/30/2022	$19,322	$23,956	$19,126
5/31/2022	$19,824	$23,924	$19,498
6/30/2022	$18,149	$21,923	$17,794
7/31/2022	$19,222	$23,979	$18,974
8/31/2022	$18,654	$23,084	$18,409
9/30/2022	$16,969	$20,944	$16,795
10/31/2022	$18,715	$22,661	$18,517
11/30/2022	$19,810	$23,844	$19,674
12/31/2022	$18,984	$22,448	$18,881
1/31/2023	$19,924	$23,994	$19,859
2/28/2023	$19,175	$23,433	$19,159
3/31/2023	$18,963	$24,060	$19,071
4/30/2023	$19,091	$24,316	$19,358
5/31/2023	$18,498	$24,411	$18,611
6/30/2023	$19,512	$26,078	$19,848
7/31/2023	$20,398	$27,013	$20,546
8/31/2023	$19,786	$26,491	$19,991
9/30/2023	$19,055	$25,229	$19,220
10/31/2023	$18,391	$24,560	$18,541
11/30/2023	$19,735	$26,851	$19,940
12/31/2023	$20,867	$28,275	$21,045
1/31/2024	$21,062	$28,588	$21,067
2/29/2024	$22,086	$30,136	$21,844
3/31/2024	$23,471	$31,108	$22,936
4/30/2024	$22,736	$29,739	$21,956
5/31/2024	$23,634	$31,144	$22,652
6/30/2024	$23,667	$32,108	$22,439
7/31/2024	$24,371	$32,705	$23,586

Large Company Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	19.48	12.44	9.32
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on April 7, 2017 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.8
Health care	16.6
Industrials	13.7
Information technology	8.7
Consumer staples	8.3
Energy	6.9
Consumer discretionary	6.2
Communication services	4.9
Utilities	3.9
Materials	4.1
Real estate	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4693 07-24

Annual Shareholder Report

Large Company Value Fund

July 31, 2024

Class C

WFLVX

This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$171	1.57%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Total return based on a $10,000 investment

	Class C with Load	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,444	$10,420	$10,368
9/30/2014	$10,140	$10,202	$10,154
10/31/2014	$10,234	$10,483	$10,382
11/30/2014	$10,403	$10,737	$10,594
12/31/2014	$10,409	$10,737	$10,659
1/31/2015	$9,974	$10,438	$10,233
2/28/2015	$10,524	$11,043	$10,728
3/31/2015	$10,516	$10,930	$10,582
4/30/2015	$10,497	$10,980	$10,681
5/31/2015	$10,644	$11,132	$10,810
6/30/2015	$10,563	$10,945	$10,594
7/31/2015	$10,492	$11,128	$10,640
8/31/2015	$9,846	$10,457	$10,007
9/30/2015	$9,495	$10,152	$9,705
10/31/2015	$10,102	$10,954	$10,437
11/30/2015	$10,224	$11,014	$10,477
12/31/2015	$9,888	$10,788	$10,251
1/31/2016	$9,197	$10,180	$9,722
2/29/2016	$9,211	$10,176	$9,719
3/31/2016	$9,889	$10,893	$10,419
4/30/2016	$9,938	$10,960	$10,638
5/31/2016	$10,104	$11,156	$10,803
6/30/2016	$9,949	$11,179	$10,897
7/31/2016	$10,316	$11,623	$11,213
8/31/2016	$10,358	$11,653	$11,300
9/30/2016	$10,326	$11,671	$11,276
10/31/2016	$10,167	$11,419	$11,102
11/30/2016	$10,763	$11,930	$11,736
12/31/2016	$10,988	$12,162	$12,029
1/31/2017	$11,113	$12,391	$12,115
2/28/2017	$11,522	$12,852	$12,550
3/31/2017	$11,400	$12,861	$12,422
4/30/2017	$11,351	$12,997	$12,399
5/31/2017	$11,344	$13,130	$12,387
6/30/2017	$11,532	$13,249	$12,589
7/31/2017	$11,698	$13,498	$12,757
8/31/2017	$11,636	$13,524	$12,608
9/30/2017	$11,939	$13,854	$12,981
10/31/2017	$12,119	$14,157	$13,076
11/30/2017	$12,459	$14,586	$13,476
12/31/2017	$12,572	$14,732	$13,673
1/31/2018	$13,094	$15,509	$14,201
2/28/2018	$12,341	$14,937	$13,523
3/31/2018	$12,135	$14,637	$13,285
4/30/2018	$12,161	$14,693	$13,329
5/31/2018	$12,323	$15,108	$13,408
6/30/2018	$12,306	$15,207	$13,442
7/31/2018	$12,692	$15,711	$13,974
8/31/2018	$12,880	$16,263	$14,180
9/30/2018	$12,931	$16,290	$14,208
10/31/2018	$12,056	$15,090	$13,472
11/30/2018	$12,459	$15,393	$13,875
12/31/2018	$11,243	$13,960	$12,542
1/31/2019	$12,065	$15,158	$13,519
2/28/2019	$12,323	$15,691	$13,951
3/31/2019	$12,346	$15,920	$14,039
4/30/2019	$12,767	$16,556	$14,537
5/31/2019	$12,040	$15,485	$13,603
6/30/2019	$12,760	$16,572	$14,579
7/31/2019	$12,788	$16,819	$14,700
8/31/2019	$12,395	$16,476	$14,268
9/30/2019	$12,620	$16,765	$14,777
10/31/2019	$12,841	$17,126	$14,983
11/30/2019	$13,283	$17,777	$15,446
12/31/2019	$13,678	$18,290	$15,871
1/31/2020	$13,475	$18,270	$15,530
2/29/2020	$12,411	$16,774	$14,026
3/31/2020	$10,398	$14,468	$11,629
4/30/2020	$11,368	$16,384	$12,936
5/31/2020	$11,921	$17,260	$13,380
6/30/2020	$11,798	$17,655	$13,291
7/31/2020	$12,370	$18,657	$13,816
8/31/2020	$13,156	$20,009	$14,387
9/30/2020	$12,736	$19,280	$14,034
10/31/2020	$12,600	$18,864	$13,850
11/30/2020	$14,348	$21,159	$15,713
12/31/2020	$14,870	$22,111	$16,315
1/31/2021	$14,712	$22,012	$16,166
2/28/2021	$15,848	$22,700	$17,143
3/31/2021	$16,638	$23,514	$18,151
4/30/2021	$17,391	$24,726	$18,877
5/31/2021	$17,818	$24,839	$19,318
6/30/2021	$17,601	$25,452	$19,097
7/31/2021	$17,730	$25,882	$19,249
8/31/2021	$18,178	$26,620	$19,631
9/30/2021	$17,401	$25,426	$18,948
10/31/2021	$18,365	$27,145	$19,910
11/30/2021	$17,779	$26,732	$19,208
12/31/2021	$19,067	$27,785	$20,420
1/31/2022	$18,559	$26,150	$19,944
2/28/2022	$18,545	$25,491	$19,713
3/31/2022	$18,894	$26,318	$20,269
4/30/2022	$17,655	$23,956	$19,126
5/31/2022	$18,082	$23,924	$19,498
6/30/2022	$16,546	$21,923	$17,794
7/31/2022	$17,499	$23,979	$18,974
8/31/2022	$16,978	$23,084	$18,409
9/30/2022	$15,431	$20,944	$16,795
10/31/2022	$17,029	$22,661	$18,517
11/30/2022	$18,003	$23,844	$19,674
12/31/2022	$17,254	$22,448	$18,881
1/31/2023	$18,099	$23,994	$19,859
2/28/2023	$17,414	$23,433	$19,159
3/31/2023	$17,218	$24,060	$19,071
4/30/2023	$17,321	$24,316	$19,358
5/31/2023	$16,779	$24,411	$18,611
6/30/2023	$17,702	$26,078	$19,848
7/31/2023	$18,496	$27,013	$20,546
8/31/2023	$17,937	$26,491	$19,991
9/30/2023	$17,255	$25,229	$19,220
10/31/2023	$16,665	$24,560	$18,541
11/30/2023	$17,860	$26,851	$19,940
12/31/2023	$18,886	$28,275	$21,045
1/31/2024	$19,064	$28,588	$21,067
2/29/2024	$19,981	$30,136	$21,844
3/31/2024	$21,224	$31,108	$22,936
4/30/2024	$20,541	$29,739	$21,956
5/31/2024	$21,358	$31,144	$22,652
6/30/2024	$21,381	$32,108	$22,439
7/31/2024	$22,006	$32,705	$23,586

Large Company Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	18.05	11.14	8.21
Class C with Load	17.05	11.14	8.21
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.8
Health care	16.6
Industrials	13.7
Information technology	8.7
Consumer staples	8.3
Energy	6.9
Consumer discretionary	6.2
Communication services	4.9
Utilities	3.9
Materials	4.1
Real estate	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3536 07-24

Annual Shareholder Report

Large Company Value Fund

July 31, 2024

Class A

WLCAX

This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$88	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Total return based on a $10,000 investment

	Class A with Load	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$9,423	$10,000	$10,000
8/31/2014	$9,849	$10,420	$10,368
9/30/2014	$9,567	$10,202	$10,154
10/31/2014	$9,662	$10,483	$10,382
11/30/2014	$9,825	$10,737	$10,594
12/31/2014	$9,840	$10,737	$10,659
1/31/2015	$9,427	$10,438	$10,233
2/28/2015	$9,957	$11,043	$10,728
3/31/2015	$9,960	$10,930	$10,582
4/30/2015	$9,948	$10,980	$10,681
5/31/2015	$10,090	$11,132	$10,810
6/30/2015	$10,017	$10,945	$10,594
7/31/2015	$9,962	$11,128	$10,640
8/31/2015	$9,355	$10,457	$10,007
9/30/2015	$9,028	$10,152	$9,705
10/31/2015	$9,611	$10,954	$10,437
11/30/2015	$9,729	$11,014	$10,477
12/31/2015	$9,412	$10,788	$10,251
1/31/2016	$8,760	$10,180	$9,722
2/29/2016	$8,780	$10,176	$9,719
3/31/2016	$9,433	$10,893	$10,419
4/30/2016	$9,487	$10,960	$10,638
5/31/2016	$9,649	$11,156	$10,803
6/30/2016	$9,506	$11,179	$10,897
7/31/2016	$9,864	$11,623	$11,213
8/31/2016	$9,912	$11,653	$11,300
9/30/2016	$9,892	$11,671	$11,276
10/31/2016	$9,743	$11,419	$11,102
11/30/2016	$10,319	$11,930	$11,736
12/31/2016	$10,542	$12,162	$12,029
1/31/2017	$10,664	$12,391	$12,115
2/28/2017	$11,072	$12,852	$12,550
3/31/2017	$10,956	$12,861	$12,422
4/30/2017	$10,915	$12,997	$12,399
5/31/2017	$10,922	$13,130	$12,387
6/30/2017	$11,099	$13,249	$12,589
7/31/2017	$11,269	$13,498	$12,757
8/31/2017	$11,221	$13,524	$12,608
9/30/2017	$11,512	$13,854	$12,981
10/31/2017	$11,697	$14,157	$13,076
11/30/2017	$12,039	$14,586	$13,476
12/31/2017	$12,153	$14,732	$13,673
1/31/2018	$12,663	$15,509	$14,201
2/28/2018	$11,940	$14,937	$13,523
3/31/2018	$11,747	$14,637	$13,285
4/30/2018	$11,781	$14,693	$13,329
5/31/2018	$11,943	$15,108	$13,408
6/30/2018	$11,935	$15,207	$13,442
7/31/2018	$12,327	$15,711	$13,974
8/31/2018	$12,514	$16,263	$14,180
9/30/2018	$12,567	$16,290	$14,208
10/31/2018	$11,727	$15,090	$13,472
11/30/2018	$12,130	$15,393	$13,875
12/31/2018	$10,948	$13,960	$12,542
1/31/2019	$11,754	$15,158	$13,519
2/28/2019	$12,023	$15,691	$13,951
3/31/2019	$12,045	$15,920	$14,039
4/30/2019	$12,469	$16,556	$14,537
5/31/2019	$11,765	$15,485	$13,603
6/30/2019	$12,476	$16,572	$14,579
7/31/2019	$12,505	$16,819	$14,700
8/31/2019	$12,127	$16,476	$14,268
9/30/2019	$12,363	$16,765	$14,777
10/31/2019	$12,587	$17,126	$14,983
11/30/2019	$13,025	$17,777	$15,446
12/31/2019	$13,422	$18,290	$15,871
1/31/2020	$13,225	$18,270	$15,530
2/29/2020	$12,193	$16,774	$14,026
3/31/2020	$10,219	$14,468	$11,629
4/30/2020	$11,188	$16,384	$12,936
5/31/2020	$11,741	$17,260	$13,380
6/30/2020	$11,629	$17,655	$13,291
7/31/2020	$12,194	$18,657	$13,816
8/31/2020	$12,967	$20,009	$14,387
9/30/2020	$12,567	$19,280	$14,034
10/31/2020	$12,437	$18,864	$13,850
11/30/2020	$14,177	$21,159	$15,713
12/31/2020	$14,695	$22,111	$16,315
1/31/2021	$14,553	$22,012	$16,166
2/28/2021	$15,687	$22,700	$17,143
3/31/2021	$16,484	$23,514	$18,151
4/30/2021	$17,237	$24,726	$18,877
5/31/2021	$17,664	$24,839	$19,318
6/30/2021	$17,466	$25,452	$19,097
7/31/2021	$17,609	$25,882	$19,249
8/31/2021	$18,058	$26,620	$19,631
9/30/2021	$17,297	$25,426	$18,948
10/31/2021	$18,270	$27,145	$19,910
11/30/2021	$17,697	$26,732	$19,208
12/31/2021	$18,999	$27,785	$20,420
1/31/2022	$18,497	$26,150	$19,944
2/28/2022	$18,497	$25,491	$19,713
3/31/2022	$18,855	$26,318	$20,269
4/30/2022	$17,630	$23,956	$19,126
5/31/2022	$18,077	$23,924	$19,498
6/30/2022	$16,534	$21,923	$17,794
7/31/2022	$17,519	$23,979	$18,974
8/31/2022	$16,998	$23,084	$18,409
9/30/2022	$15,448	$20,944	$16,795
10/31/2022	$17,048	$22,661	$18,517
11/30/2022	$18,023	$23,844	$19,674
12/31/2022	$17,274	$22,448	$18,881
1/31/2023	$18,120	$23,994	$19,859
2/28/2023	$17,434	$23,433	$19,159
3/31/2023	$17,238	$24,060	$19,071
4/30/2023	$17,340	$24,316	$19,358
5/31/2023	$16,798	$24,411	$18,611
6/30/2023	$17,722	$26,078	$19,848
7/31/2023	$18,517	$27,013	$20,546
8/31/2023	$17,957	$26,491	$19,991
9/30/2023	$17,275	$25,229	$19,220
10/31/2023	$16,683	$24,560	$18,541
11/30/2023	$17,880	$26,851	$19,940
12/31/2023	$18,907	$28,275	$21,045
1/31/2024	$19,085	$28,588	$21,067
2/29/2024	$20,004	$30,136	$21,844
3/31/2024	$21,248	$31,108	$22,936
4/30/2024	$20,564	$29,739	$21,956
5/31/2024	$21,382	$31,144	$22,652
6/30/2024	$21,405	$32,108	$22,439
7/31/2024	$22,031	$32,705	$23,586

Large Company Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	18.98	11.99	8.86
Class A with Load	12.12	10.67	8.22
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.8
Health care	16.6
Industrials	13.7
Information technology	8.7
Consumer staples	8.3
Energy	6.9
Consumer discretionary	6.2
Communication services	4.9
Utilities	3.9
Materials	4.1
Real estate	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3325 07-24

Annual Shareholder Report

Large Company Value Fund

July 31, 2024

Administrator Class

WWIDX

This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$81	0.74%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Total return based on a $10,000 investment

	Administrator Class	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,449	$10,420	$10,368
9/30/2014	$10,156	$10,202	$10,154
10/31/2014	$10,256	$10,483	$10,382
11/30/2014	$10,434	$10,737	$10,594
12/31/2014	$10,448	$10,737	$10,659
1/31/2015	$10,019	$10,438	$10,233
2/28/2015	$10,585	$11,043	$10,728
3/31/2015	$10,587	$10,930	$10,582
4/30/2015	$10,574	$10,980	$10,681
5/31/2015	$10,730	$11,132	$10,810
6/30/2015	$10,654	$10,945	$10,594
7/31/2015	$10,595	$11,128	$10,640
8/31/2015	$9,954	$10,457	$10,007
9/30/2015	$9,602	$10,152	$9,705
10/31/2015	$10,225	$10,954	$10,437
11/30/2015	$10,356	$11,014	$10,477
12/31/2015	$10,023	$10,788	$10,251
1/31/2016	$9,333	$10,180	$9,722
2/29/2016	$9,348	$10,176	$9,719
3/31/2016	$10,052	$10,893	$10,419
4/30/2016	$10,102	$10,960	$10,638
5/31/2016	$10,281	$11,156	$10,803
6/30/2016	$10,125	$11,179	$10,897
7/31/2016	$10,511	$11,623	$11,213
8/31/2016	$10,561	$11,653	$11,300
9/30/2016	$10,542	$11,671	$11,276
10/31/2016	$10,377	$11,419	$11,102
11/30/2016	$11,001	$11,930	$11,736
12/31/2016	$11,240	$12,162	$12,029
1/31/2017	$11,370	$12,391	$12,115
2/28/2017	$11,802	$12,852	$12,550
3/31/2017	$11,681	$12,861	$12,422
4/30/2017	$11,638	$12,997	$12,399
5/31/2017	$11,645	$13,130	$12,387
6/30/2017	$11,840	$13,249	$12,589
7/31/2017	$12,020	$13,498	$12,757
8/31/2017	$11,962	$13,524	$12,608
9/30/2017	$12,281	$13,854	$12,981
10/31/2017	$12,484	$14,157	$13,076
11/30/2017	$12,846	$14,586	$13,476
12/31/2017	$12,960	$14,732	$13,673
1/31/2018	$13,509	$15,509	$14,201
2/28/2018	$12,744	$14,937	$13,523
3/31/2018	$12,533	$14,637	$13,285
4/30/2018	$12,578	$14,693	$13,329
5/31/2018	$12,749	$15,108	$13,408
6/30/2018	$12,740	$15,207	$13,442
7/31/2018	$13,155	$15,711	$13,974
8/31/2018	$13,353	$16,263	$14,180
9/30/2018	$13,415	$16,290	$14,208
10/31/2018	$12,526	$15,090	$13,472
11/30/2018	$12,943	$15,393	$13,875
12/31/2018	$11,696	$13,960	$12,542
1/31/2019	$12,548	$15,158	$13,519
2/28/2019	$12,833	$15,691	$13,951
3/31/2019	$12,868	$15,920	$14,039
4/30/2019	$13,316	$16,556	$14,537
5/31/2019	$12,562	$15,485	$13,603
6/30/2019	$13,326	$16,572	$14,579
7/31/2019	$13,366	$16,819	$14,700
8/31/2019	$12,957	$16,476	$14,268
9/30/2019	$13,209	$16,765	$14,777
10/31/2019	$13,446	$17,126	$14,983
11/30/2019	$13,909	$17,777	$15,446
12/31/2019	$14,338	$18,290	$15,871
1/31/2020	$14,141	$18,270	$15,530
2/29/2020	$13,028	$16,774	$14,026
3/31/2020	$10,921	$14,468	$11,629
4/30/2020	$11,956	$16,384	$12,936
5/31/2020	$12,542	$17,260	$13,380
6/30/2020	$12,426	$17,655	$13,291
7/31/2020	$13,045	$18,657	$13,816
8/31/2020	$13,862	$20,009	$14,387
9/30/2020	$13,431	$19,280	$14,034
10/31/2020	$13,305	$18,864	$13,850
11/30/2020	$15,157	$21,159	$15,713
12/31/2020	$15,719	$22,111	$16,315
1/31/2021	$15,569	$22,012	$16,166
2/28/2021	$16,780	$22,700	$17,143
3/31/2021	$17,626	$23,514	$18,151
4/30/2021	$18,434	$24,726	$18,877
5/31/2021	$18,897	$24,839	$19,318
6/30/2021	$18,680	$25,452	$19,097
7/31/2021	$18,831	$25,882	$19,249
8/31/2021	$19,318	$26,620	$19,631
9/30/2021	$18,504	$25,426	$18,948
10/31/2021	$19,545	$27,145	$19,910
11/30/2021	$18,927	$26,732	$19,208
12/31/2021	$20,329	$27,785	$20,420
1/31/2022	$19,799	$26,150	$19,944
2/28/2022	$19,784	$25,491	$19,713
3/31/2022	$20,180	$26,318	$20,269
4/30/2022	$18,872	$23,956	$19,126
5/31/2022	$19,343	$23,924	$19,498
6/30/2022	$17,701	$21,923	$17,794
7/31/2022	$18,739	$23,979	$18,974
8/31/2022	$18,190	$23,084	$18,409
9/30/2022	$16,543	$20,944	$16,795
10/31/2022	$18,247	$22,661	$18,517
11/30/2022	$19,290	$23,844	$19,674
12/31/2022	$18,504	$22,448	$18,881
1/31/2023	$19,396	$23,994	$19,859
2/28/2023	$18,657	$23,433	$19,159
3/31/2023	$18,453	$24,060	$19,071
4/30/2023	$18,577	$24,316	$19,358
5/31/2023	$17,989	$24,411	$18,611
6/30/2023	$18,983	$26,078	$19,848
7/31/2023	$19,837	$27,013	$20,546
8/31/2023	$19,231	$26,491	$19,991
9/30/2023	$18,511	$25,229	$19,220
10/31/2023	$17,856	$24,560	$18,541
11/30/2023	$19,150	$26,851	$19,940
12/31/2023	$20,253	$28,275	$21,045
1/31/2024	$20,441	$28,588	$21,067
2/29/2024	$21,441	$30,136	$21,844
3/31/2024	$22,773	$31,108	$22,936
4/30/2024	$22,035	$29,739	$21,956
5/31/2024	$22,914	$31,144	$22,652
6/30/2024	$22,942	$32,108	$22,439
7/31/2024	$23,603	$32,705	$23,586

Large Company Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	18.98	12.04	8.97
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.8
Health care	16.6
Industrials	13.7
Information technology	8.7
Consumer staples	8.3
Energy	6.9
Consumer discretionary	6.2
Communication services	4.9
Utilities	3.9
Materials	4.1
Real estate	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3607 07-24

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2024

Institutional Class

EKJYX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$80	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Institutional Class	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,393	$10,420	$10,458
9/30/2014	$10,203	$10,202	$10,306
10/31/2014	$10,487	$10,483	$10,578
11/30/2014	$10,704	$10,737	$10,913
12/31/2014	$10,708	$10,737	$10,800
1/31/2015	$10,536	$10,438	$10,634
2/28/2015	$11,202	$11,043	$11,343
3/31/2015	$11,092	$10,930	$11,214
4/30/2015	$11,078	$10,980	$11,270
5/31/2015	$11,168	$11,132	$11,429
6/30/2015	$11,065	$10,945	$11,227
7/31/2015	$11,401	$11,128	$11,608
8/31/2015	$10,660	$10,457	$10,903
9/30/2015	$10,371	$10,152	$10,634
10/31/2015	$11,065	$10,954	$11,549
11/30/2015	$11,168	$11,014	$11,582
12/31/2015	$10,996	$10,788	$11,412
1/31/2016	$10,040	$10,180	$10,775
2/29/2016	$9,915	$10,176	$10,770
3/31/2016	$10,518	$10,893	$11,496
4/30/2016	$10,525	$10,960	$11,391
5/31/2016	$10,768	$11,156	$11,612
6/30/2016	$10,473	$11,179	$11,567
7/31/2016	$11,077	$11,623	$12,113
8/31/2016	$11,018	$11,653	$12,053
9/30/2016	$11,062	$11,671	$12,097
10/31/2016	$10,694	$11,419	$11,813
11/30/2016	$10,746	$11,930	$12,070
12/31/2016	$10,642	$12,162	$12,219
1/31/2017	$11,171	$12,391	$12,631
2/28/2017	$11,602	$12,852	$13,156
3/31/2017	$11,757	$12,861	$13,308
4/30/2017	$12,164	$12,997	$13,612
5/31/2017	$12,604	$13,130	$13,966
6/30/2017	$12,514	$13,249	$13,929
7/31/2017	$12,897	$13,498	$14,299
8/31/2017	$13,092	$13,524	$14,562
9/30/2017	$13,304	$13,854	$14,751
10/31/2017	$13,817	$14,157	$15,322
11/30/2017	$14,192	$14,586	$15,788
12/31/2017	$14,307	$14,732	$15,911
1/31/2018	$15,592	$15,509	$17,038
2/28/2018	$15,333	$14,937	$16,591
3/31/2018	$15,063	$14,637	$16,136
4/30/2018	$15,115	$14,693	$16,192
5/31/2018	$15,862	$15,108	$16,902
6/30/2018	$16,038	$15,207	$17,065
7/31/2018	$16,401	$15,711	$17,566
8/31/2018	$17,292	$16,263	$18,526
9/30/2018	$17,458	$16,290	$18,630
10/31/2018	$15,644	$15,090	$16,964
11/30/2018	$15,903	$15,393	$17,144
12/31/2018	$14,496	$13,960	$15,670
1/31/2019	$15,965	$15,158	$17,079
2/28/2019	$16,817	$15,691	$17,690
3/31/2019	$17,188	$15,920	$18,193
4/30/2019	$18,151	$16,556	$19,015
5/31/2019	$17,348	$15,485	$17,814
6/30/2019	$18,361	$16,572	$19,037
7/31/2019	$18,595	$16,819	$19,467
8/31/2019	$18,361	$16,476	$19,318
9/30/2019	$18,052	$16,765	$19,320
10/31/2019	$18,299	$17,126	$19,865
11/30/2019	$19,114	$17,777	$20,746
12/31/2019	$19,383	$18,290	$21,372
1/31/2020	$20,128	$18,270	$21,850
2/29/2020	$18,797	$16,774	$20,362
3/31/2020	$16,241	$14,468	$18,359
4/30/2020	$18,930	$16,384	$21,075
5/31/2020	$20,461	$17,260	$22,490
6/30/2020	$21,313	$17,655	$23,470
7/31/2020	$22,924	$18,657	$25,275
8/31/2020	$24,601	$20,009	$27,884
9/30/2020	$23,803	$19,280	$26,572
10/31/2020	$23,483	$18,864	$25,669
11/30/2020	$26,026	$21,159	$28,298
12/31/2020	$27,125	$22,111	$29,599
1/31/2021	$26,783	$22,012	$29,380
2/28/2021	$27,912	$22,700	$29,373
3/31/2021	$27,481	$23,514	$29,878
4/30/2021	$29,264	$24,726	$31,911
5/31/2021	$28,313	$24,839	$31,469
6/30/2021	$30,096	$25,452	$33,444
7/31/2021	$31,046	$25,882	$34,546
8/31/2021	$31,997	$26,620	$35,838
9/30/2021	$30,408	$25,426	$33,830
10/31/2021	$32,710	$27,145	$36,761
11/30/2021	$31,210	$26,732	$36,985
12/31/2021	$30,963	$27,785	$37,767
1/31/2022	$27,233	$26,150	$34,526
2/28/2022	$26,735	$25,491	$33,060
3/31/2022	$27,011	$26,318	$34,353
4/30/2022	$23,411	$23,956	$30,204
5/31/2022	$22,839	$23,924	$29,502
6/30/2022	$21,159	$21,923	$27,165
7/31/2022	$23,688	$23,979	$30,426
8/31/2022	$22,654	$23,084	$29,008
9/30/2022	$20,439	$20,944	$26,188
10/31/2022	$21,251	$22,661	$27,719
11/30/2022	$22,100	$23,844	$28,982
12/31/2022	$20,531	$22,448	$26,763
1/31/2023	$22,174	$23,994	$28,994
2/28/2023	$21,713	$23,433	$28,649
3/31/2023	$22,913	$24,060	$30,608
4/30/2023	$23,060	$24,316	$30,910
5/31/2023	$23,725	$24,411	$32,319
6/30/2023	$25,405	$26,078	$34,529
7/31/2023	$25,867	$27,013	$35,692
8/31/2023	$25,534	$26,491	$35,372
9/30/2023	$24,090	$25,229	$33,448
10/31/2023	$23,671	$24,560	$32,972
11/30/2023	$26,413	$26,851	$36,566
12/31/2023	$27,414	$28,275	$38,185
1/31/2024	$28,694	$28,588	$39,138
2/29/2024	$31,230	$30,136	$41,808
3/31/2024	$31,958	$31,108	$42,544
4/30/2024	$30,301	$29,739	$40,739
5/31/2024	$32,109	$31,144	$43,178
6/30/2024	$33,665	$32,108	$46,090
7/31/2024	$32,912	$32,705	$45,306

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	27.24	12.10	12.65
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.2
Consumer discretionary	15.6
Communication services	13.3
Health care	11.2
Industrials	10.5
Financials	7.2
Materials	1.2
Utilities	1.1
Consumer staples	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4123 07-24

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2024

Class R6

EKJFX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$74	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Class R6	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,386	$10,420	$10,458
9/30/2014	$10,196	$10,202	$10,306
10/31/2014	$10,480	$10,483	$10,578
11/30/2014	$10,704	$10,737	$10,913
12/31/2014	$10,700	$10,737	$10,800
1/31/2015	$10,536	$10,438	$10,634
2/28/2015	$11,194	$11,043	$11,343
3/31/2015	$11,084	$10,930	$11,214
4/30/2015	$11,078	$10,980	$11,270
5/31/2015	$11,167	$11,132	$11,429
6/30/2015	$11,064	$10,945	$11,227
7/31/2015	$11,400	$11,128	$11,608
8/31/2015	$10,659	$10,457	$10,903
9/30/2015	$10,371	$10,152	$10,634
10/31/2015	$11,071	$10,954	$11,549
11/30/2015	$11,174	$11,014	$11,582
12/31/2015	$10,995	$10,788	$11,412
1/31/2016	$10,040	$10,180	$10,775
2/29/2016	$9,915	$10,176	$10,770
3/31/2016	$10,525	$10,893	$11,496
4/30/2016	$10,532	$10,960	$11,391
5/31/2016	$10,775	$11,156	$11,612
6/30/2016	$10,481	$11,179	$11,567
7/31/2016	$11,083	$11,623	$12,113
8/31/2016	$11,024	$11,653	$12,053
9/30/2016	$11,069	$11,671	$12,097
10/31/2016	$10,701	$11,419	$11,813
11/30/2016	$10,752	$11,930	$12,070
12/31/2016	$10,649	$12,162	$12,219
1/31/2017	$11,186	$12,391	$12,631
2/28/2017	$11,609	$12,852	$13,156
3/31/2017	$11,763	$12,861	$13,308
4/30/2017	$12,178	$12,997	$13,612
5/31/2017	$12,609	$13,130	$13,966
6/30/2017	$12,528	$13,249	$13,929
7/31/2017	$12,910	$13,498	$14,299
8/31/2017	$13,114	$13,524	$14,562
9/30/2017	$13,325	$13,854	$14,751
10/31/2017	$13,829	$14,157	$15,322
11/30/2017	$14,204	$14,586	$15,788
12/31/2017	$14,329	$14,732	$15,911
1/31/2018	$15,613	$15,509	$17,038
2/28/2018	$15,354	$14,937	$16,591
3/31/2018	$15,085	$14,637	$16,136
4/30/2018	$15,136	$14,693	$16,192
5/31/2018	$15,882	$15,108	$16,902
6/30/2018	$16,058	$15,207	$17,065
7/31/2018	$16,430	$15,711	$17,566
8/31/2018	$17,321	$16,263	$18,526
9/30/2018	$17,486	$16,290	$18,630
10/31/2018	$15,675	$15,090	$16,964
11/30/2018	$15,933	$15,393	$17,144
12/31/2018	$14,529	$13,960	$15,670
1/31/2019	$15,995	$15,158	$17,079
2/28/2019	$16,846	$15,691	$17,690
3/31/2019	$17,215	$15,920	$18,193
4/30/2019	$18,189	$16,556	$19,015
5/31/2019	$17,388	$15,485	$17,814
6/30/2019	$18,398	$16,572	$19,037
7/31/2019	$18,632	$16,819	$19,467
8/31/2019	$18,411	$16,476	$19,318
9/30/2019	$18,102	$16,765	$19,320
10/31/2019	$18,337	$17,126	$19,865
11/30/2019	$19,162	$17,777	$20,746
12/31/2019	$19,430	$18,290	$21,372
1/31/2020	$20,174	$18,270	$21,850
2/29/2020	$18,846	$16,774	$20,362
3/31/2020	$16,283	$14,468	$18,359
4/30/2020	$18,979	$16,384	$21,075
5/31/2020	$20,506	$17,260	$22,490
6/30/2020	$21,369	$17,655	$23,470
7/31/2020	$22,990	$18,657	$25,275
8/31/2020	$24,676	$20,009	$27,884
9/30/2020	$23,866	$19,280	$26,572
10/31/2020	$23,548	$18,864	$25,669
11/30/2020	$26,098	$21,159	$28,298
12/31/2020	$27,208	$22,111	$29,599
1/31/2021	$26,867	$22,012	$29,380
2/28/2021	$27,993	$22,700	$29,373
3/31/2021	$27,563	$23,514	$29,878
4/30/2021	$29,356	$24,726	$31,911
5/31/2021	$28,393	$24,839	$31,469
6/30/2021	$30,185	$25,452	$33,444
7/31/2021	$31,148	$25,882	$34,546
8/31/2021	$32,110	$26,620	$35,838
9/30/2021	$30,511	$25,426	$33,830
10/31/2021	$32,821	$27,145	$36,761
11/30/2021	$31,311	$26,732	$36,985
12/31/2021	$31,064	$27,785	$37,767
1/31/2022	$27,333	$26,150	$34,526
2/28/2022	$26,837	$25,491	$33,060
3/31/2022	$27,112	$26,318	$34,353
4/30/2022	$23,491	$23,956	$30,204
5/31/2022	$22,921	$23,924	$29,502
6/30/2022	$21,249	$21,923	$27,165
7/31/2022	$23,785	$23,979	$30,426
8/31/2022	$22,738	$23,084	$29,008
9/30/2022	$20,513	$20,944	$26,188
10/31/2022	$21,322	$22,661	$27,719
11/30/2022	$22,186	$23,844	$28,982
12/31/2022	$20,624	$22,448	$26,763
1/31/2023	$22,260	$23,994	$28,994
2/28/2023	$21,800	$23,433	$28,649
3/31/2023	$23,013	$24,060	$30,608
4/30/2023	$23,160	$24,316	$30,910
5/31/2023	$23,822	$24,411	$32,319
6/30/2023	$25,513	$26,078	$34,529
7/31/2023	$25,973	$27,013	$35,692
8/31/2023	$25,642	$26,491	$35,372
9/30/2023	$24,185	$25,229	$33,448
10/31/2023	$23,768	$24,560	$32,972
11/30/2023	$26,536	$26,851	$36,566
12/31/2023	$27,530	$28,275	$38,185
1/31/2024	$28,826	$28,588	$39,138
2/29/2024	$31,367	$30,136	$41,808
3/31/2024	$32,115	$31,108	$42,544
4/30/2024	$30,445	$29,739	$40,739
5/31/2024	$32,264	$31,144	$43,178
6/30/2024	$33,834	$32,108	$46,090
7/31/2024	$33,061	$32,705	$45,306

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	27.29	12.15	12.70
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.2
Consumer discretionary	15.6
Communication services	13.3
Health care	11.2
Industrials	10.5
Financials	7.2
Materials	1.2
Utilities	1.1
Consumer staples	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4654 07-24

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2024

Class C

EKJCX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$209	1.85%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Class C with Load	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,381	$10,420	$10,458
9/30/2014	$10,186	$10,202	$10,306
10/31/2014	$10,451	$10,483	$10,578
11/30/2014	$10,660	$10,737	$10,913
12/31/2014	$10,657	$10,737	$10,800
1/31/2015	$10,475	$10,438	$10,634
2/28/2015	$11,122	$11,043	$11,343
3/31/2015	$11,004	$10,930	$11,214
4/30/2015	$10,980	$10,980	$11,270
5/31/2015	$11,059	$11,132	$11,429
6/30/2015	$10,941	$10,945	$11,227
7/31/2015	$11,265	$11,128	$11,608
8/31/2015	$10,523	$10,457	$10,903
9/30/2015	$10,230	$10,152	$10,634
10/31/2015	$10,909	$10,954	$11,549
11/30/2015	$10,996	$11,014	$11,582
12/31/2015	$10,814	$10,788	$11,412
1/31/2016	$9,864	$10,180	$10,775
2/29/2016	$9,735	$10,176	$10,770
3/31/2016	$10,317	$10,893	$11,496
4/30/2016	$10,309	$10,960	$11,391
5/31/2016	$10,540	$11,156	$11,612
6/30/2016	$10,240	$11,179	$11,567
7/31/2016	$10,823	$11,623	$12,113
8/31/2016	$10,754	$11,653	$12,053
9/30/2016	$10,780	$11,671	$12,097
10/31/2016	$10,420	$11,419	$11,813
11/30/2016	$10,454	$11,930	$12,070
12/31/2016	$10,341	$12,162	$12,219
1/31/2017	$10,854	$12,391	$12,631
2/28/2017	$11,251	$12,852	$13,156
3/31/2017	$11,387	$12,861	$13,308
4/30/2017	$11,784	$12,997	$13,612
5/31/2017	$12,191	$13,130	$13,966
6/30/2017	$12,094	$13,249	$13,929
7/31/2017	$12,452	$13,498	$14,299
8/31/2017	$12,626	$13,524	$14,562
9/30/2017	$12,820	$13,854	$14,751
10/31/2017	$13,304	$14,157	$15,322
11/30/2017	$13,643	$14,586	$15,788
12/31/2017	$13,751	$14,732	$15,911
1/31/2018	$14,964	$15,509	$17,038
2/28/2018	$14,700	$14,937	$16,591
3/31/2018	$14,437	$14,637	$16,136
4/30/2018	$14,463	$14,693	$16,192
5/31/2018	$15,162	$15,108	$16,902
6/30/2018	$15,320	$15,207	$17,065
7/31/2018	$15,650	$15,711	$17,566
8/31/2018	$16,480	$16,263	$18,526
9/30/2018	$16,625	$16,290	$18,630
10/31/2018	$14,885	$15,090	$16,964
11/30/2018	$15,109	$15,393	$17,144
12/31/2018	$13,765	$13,960	$15,670
1/31/2019	$15,159	$15,158	$17,079
2/28/2019	$15,948	$15,691	$17,690
3/31/2019	$16,267	$15,920	$18,193
4/30/2019	$17,173	$16,556	$19,015
5/31/2019	$16,401	$15,485	$17,814
6/30/2019	$17,324	$16,572	$19,037
7/31/2019	$17,542	$16,819	$19,467
8/31/2019	$17,307	$16,476	$19,318
9/30/2019	$17,005	$16,765	$19,320
10/31/2019	$17,207	$17,126	$19,865
11/30/2019	$17,962	$17,777	$20,746
12/31/2019	$18,191	$18,290	$21,372
1/31/2020	$18,866	$18,270	$21,850
2/29/2020	$17,609	$16,774	$20,362
3/31/2020	$15,190	$14,468	$18,359
4/30/2020	$17,703	$16,384	$21,075
5/31/2020	$19,110	$17,260	$22,490
6/30/2020	$19,897	$17,655	$23,470
7/31/2020	$21,379	$18,657	$25,275
8/31/2020	$22,917	$20,009	$27,884
9/30/2020	$22,148	$19,280	$26,572
10/31/2020	$21,829	$18,864	$25,669
11/30/2020	$24,173	$21,159	$28,298
12/31/2020	$25,176	$22,111	$29,599
1/31/2021	$24,820	$22,012	$29,380
2/28/2021	$25,844	$22,700	$29,373
3/31/2021	$25,421	$23,514	$29,878
4/30/2021	$27,046	$24,726	$31,911
5/31/2021	$26,133	$24,839	$31,469
6/30/2021	$27,758	$25,452	$33,444
7/31/2021	$28,604	$25,882	$34,546
8/31/2021	$29,472	$26,620	$35,838
9/30/2021	$27,981	$25,426	$33,830
10/31/2021	$30,051	$27,145	$36,761
11/30/2021	$28,649	$26,732	$36,985
12/31/2021	$28,375	$27,785	$37,767
1/31/2022	$24,942	$26,150	$34,526
2/28/2022	$24,485	$25,491	$33,060
3/31/2022	$24,714	$26,318	$34,353
4/30/2022	$21,379	$23,956	$30,204
5/31/2022	$20,856	$23,924	$29,502
6/30/2022	$19,287	$21,923	$27,165
7/31/2022	$21,575	$23,979	$30,426
8/31/2022	$20,622	$23,084	$29,008
9/30/2022	$18,603	$20,944	$26,188
10/31/2022	$19,332	$22,661	$27,719
11/30/2022	$20,098	$23,844	$28,982
12/31/2022	$18,677	$22,448	$26,763
1/31/2023	$20,154	$23,994	$28,994
2/28/2023	$19,724	$23,433	$28,649
3/31/2023	$20,809	$24,060	$30,608
4/30/2023	$20,940	$24,316	$30,910
5/31/2023	$21,538	$24,411	$32,319
6/30/2023	$23,052	$26,078	$34,529
7/31/2023	$23,464	$27,013	$35,692
8/31/2023	$23,164	$26,491	$35,372
9/30/2023	$21,833	$25,229	$33,448
10/31/2023	$21,445	$24,560	$32,972
11/30/2023	$23,943	$26,851	$36,566
12/31/2023	$24,844	$28,275	$38,185
1/31/2024	$25,985	$28,588	$39,138
2/29/2024	$28,268	$30,136	$41,808
3/31/2024	$28,905	$31,108	$42,544
4/30/2024	$27,419	$29,739	$40,739
5/31/2024	$29,038	$31,144	$43,178
6/30/2024	$30,444	$32,108	$46,090
7/31/2024	$29,754	$32,705	$45,306

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	25.72	10.83	11.52
Class C with Load	24.73	10.83	11.52
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.2
Consumer discretionary	15.6
Communication services	13.3
Health care	11.2
Industrials	10.5
Financials	7.2
Materials	1.2
Utilities	1.1
Consumer staples	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0948 07-24

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2024

Class A

EKJAX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$124	1.09%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Class A with Load	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$9,424	$10,000	$10,000
8/31/2014	$9,786	$10,420	$10,458
9/30/2014	$9,605	$10,202	$10,306
10/31/2014	$9,864	$10,483	$10,578
11/30/2014	$10,071	$10,737	$10,913
12/31/2014	$10,068	$10,737	$10,800
1/31/2015	$9,904	$10,438	$10,634
2/28/2015	$10,521	$11,043	$11,343
3/31/2015	$10,416	$10,930	$11,214
4/30/2015	$10,403	$10,980	$11,270
5/31/2015	$10,482	$11,132	$11,429
6/30/2015	$10,383	$10,945	$11,227
7/31/2015	$10,692	$11,128	$11,608
8/31/2015	$9,996	$10,457	$10,903
9/30/2015	$9,720	$10,152	$10,634
10/31/2015	$10,370	$10,954	$11,549
11/30/2015	$10,462	$11,014	$11,582
12/31/2015	$10,291	$10,788	$11,412
1/31/2016	$9,396	$10,180	$10,775
2/29/2016	$9,276	$10,176	$10,770
3/31/2016	$9,840	$10,893	$11,496
4/30/2016	$9,847	$10,960	$11,391
5/31/2016	$10,065	$11,156	$11,612
6/30/2016	$9,790	$11,179	$11,567
7/31/2016	$10,347	$11,623	$12,113
8/31/2016	$10,291	$11,653	$12,053
9/30/2016	$10,326	$11,671	$12,097
10/31/2016	$9,981	$11,419	$11,813
11/30/2016	$10,023	$11,930	$12,070
12/31/2016	$9,923	$12,162	$12,219
1/31/2017	$10,416	$12,391	$12,631
2/28/2017	$10,807	$12,852	$13,156
3/31/2017	$10,948	$12,861	$13,308
4/30/2017	$11,331	$12,997	$13,612
5/31/2017	$11,730	$13,130	$13,966
6/30/2017	$11,644	$13,249	$13,929
7/31/2017	$12,004	$13,498	$14,299
8/31/2017	$12,177	$13,524	$14,562
9/30/2017	$12,372	$13,854	$14,751
10/31/2017	$12,842	$14,157	$15,322
11/30/2017	$13,186	$14,586	$15,788
12/31/2017	$13,289	$14,732	$15,911
1/31/2018	$14,477	$15,509	$17,038
2/28/2018	$14,235	$14,937	$16,591
3/31/2018	$13,984	$14,637	$16,136
4/30/2018	$14,024	$14,693	$16,192
5/31/2018	$14,708	$15,108	$16,902
6/30/2018	$14,859	$15,207	$17,065
7/31/2018	$15,191	$15,711	$17,566
8/31/2018	$16,016	$16,263	$18,526
9/30/2018	$16,167	$16,290	$18,630
10/31/2018	$14,487	$15,090	$16,964
11/30/2018	$14,718	$15,393	$17,144
12/31/2018	$13,412	$13,960	$15,670
1/31/2019	$14,767	$15,158	$17,079
2/28/2019	$15,541	$15,691	$17,690
3/31/2019	$15,880	$15,920	$18,193
4/30/2019	$16,763	$16,556	$19,015
5/31/2019	$16,025	$15,485	$17,814
6/30/2019	$16,944	$16,572	$19,037
7/31/2019	$17,162	$16,819	$19,467
8/31/2019	$16,944	$16,476	$19,318
9/30/2019	$16,654	$16,765	$19,320
10/31/2019	$16,871	$17,126	$19,865
11/30/2019	$17,621	$17,777	$20,746
12/31/2019	$17,860	$18,290	$21,372
1/31/2020	$18,541	$18,270	$21,850
2/29/2020	$17,310	$16,774	$20,362
3/31/2020	$14,938	$14,468	$18,359
4/30/2020	$17,415	$16,384	$21,075
5/31/2020	$18,817	$17,260	$22,490
6/30/2020	$19,603	$17,655	$23,470
7/31/2020	$21,070	$18,657	$25,275
8/31/2020	$22,604	$20,009	$27,884
9/30/2020	$21,857	$19,280	$26,572
10/31/2020	$21,555	$18,864	$25,669
11/30/2020	$23,888	$21,159	$28,298
12/31/2020	$24,891	$22,111	$29,599
1/31/2021	$24,566	$22,012	$29,380
2/28/2021	$25,598	$22,700	$29,373
3/31/2021	$25,185	$23,514	$29,878
4/30/2021	$26,807	$24,726	$31,911
5/31/2021	$25,937	$24,839	$31,469
6/30/2021	$27,559	$25,452	$33,444
7/31/2021	$28,429	$25,882	$34,546
8/31/2021	$29,285	$26,620	$35,838
9/30/2021	$27,825	$25,426	$33,830
10/31/2021	$29,919	$27,145	$36,761
11/30/2021	$28,533	$26,732	$36,985
12/31/2021	$28,281	$27,785	$37,767
1/31/2022	$24,875	$26,150	$34,526
2/28/2022	$24,426	$25,491	$33,060
3/31/2022	$24,669	$26,318	$34,353
4/30/2022	$21,356	$23,956	$30,204
5/31/2022	$20,851	$23,924	$29,502
6/30/2022	$19,297	$21,923	$27,165
7/31/2022	$21,599	$23,979	$30,426
8/31/2022	$20,645	$23,084	$29,008
9/30/2022	$18,623	$20,944	$26,188
10/31/2022	$19,353	$22,661	$27,719
11/30/2022	$20,121	$23,844	$28,982
12/31/2022	$18,698	$22,448	$26,763
1/31/2023	$20,177	$23,994	$28,994
2/28/2023	$19,746	$23,433	$28,649
3/31/2023	$20,832	$24,060	$30,608
4/30/2023	$20,963	$24,316	$30,910
5/31/2023	$21,562	$24,411	$32,319
6/30/2023	$23,078	$26,078	$34,529
7/31/2023	$23,490	$27,013	$35,692
8/31/2023	$23,190	$26,491	$35,372
9/30/2023	$21,857	$25,229	$33,448
10/31/2023	$21,469	$24,560	$32,972
11/30/2023	$23,970	$26,851	$36,566
12/31/2023	$24,872	$28,275	$38,185
1/31/2024	$26,014	$28,588	$39,138
2/29/2024	$28,300	$30,136	$41,808
3/31/2024	$28,937	$31,108	$42,544
4/30/2024	$27,449	$29,739	$40,739
5/31/2024	$29,070	$31,144	$43,178
6/30/2024	$30,478	$32,108	$46,090
7/31/2024	$29,788	$32,705	$45,306

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	26.70	11.66	12.20
Class A with Load	19.37	10.34	11.53
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.2
Consumer discretionary	15.6
Communication services	13.3
Health care	11.2
Industrials	10.5
Financials	7.2
Materials	1.2
Utilities	1.1
Consumer staples	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4325 07-24

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2024

Administrator Class

WFPDX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$113	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Total return based on a $10,000 investment

	Administrator Class	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,390	$10,420	$10,458
9/30/2014	$10,198	$10,202	$10,306
10/31/2014	$10,478	$10,483	$10,578
11/30/2014	$10,697	$10,737	$10,913
12/31/2014	$10,694	$10,737	$10,800
1/31/2015	$10,521	$10,438	$10,634
2/28/2015	$11,186	$11,043	$11,343
3/31/2015	$11,068	$10,930	$11,214
4/30/2015	$11,054	$10,980	$11,270
5/31/2015	$11,144	$11,132	$11,429
6/30/2015	$11,034	$10,945	$11,227
7/31/2015	$11,373	$11,128	$11,608
8/31/2015	$10,632	$10,457	$10,903
9/30/2015	$10,340	$10,152	$10,634
10/31/2015	$11,034	$10,954	$11,549
11/30/2015	$11,131	$11,014	$11,582
12/31/2015	$10,950	$10,788	$11,412
1/31/2016	$9,998	$10,180	$10,775
2/29/2016	$9,872	$10,176	$10,770
3/31/2016	$10,474	$10,893	$11,496
4/30/2016	$10,474	$10,960	$11,391
5/31/2016	$10,719	$11,156	$11,612
6/30/2016	$10,422	$11,179	$11,567
7/31/2016	$11,017	$11,623	$12,113
8/31/2016	$10,957	$11,653	$12,053
9/30/2016	$10,994	$11,671	$12,097
10/31/2016	$10,630	$11,419	$11,813
11/30/2016	$10,682	$11,930	$12,070
12/31/2016	$10,569	$12,162	$12,219
1/31/2017	$11,097	$12,391	$12,631
2/28/2017	$11,517	$12,852	$13,156
3/31/2017	$11,666	$12,861	$13,308
4/30/2017	$12,078	$12,997	$13,612
5/31/2017	$12,498	$13,130	$13,966
6/30/2017	$12,408	$13,249	$13,929
7/31/2017	$12,795	$13,498	$14,299
8/31/2017	$12,985	$13,524	$14,562
9/30/2017	$13,191	$13,854	$14,751
10/31/2017	$13,694	$14,157	$15,322
11/30/2017	$14,056	$14,586	$15,788
12/31/2017	$14,173	$14,732	$15,911
1/31/2018	$15,441	$15,509	$17,038
2/28/2018	$15,177	$14,937	$16,591
3/31/2018	$14,913	$14,637	$16,136
4/30/2018	$14,955	$14,693	$16,192
5/31/2018	$15,694	$15,108	$16,902
6/30/2018	$15,863	$15,207	$17,065
7/31/2018	$16,212	$15,711	$17,566
8/31/2018	$17,099	$16,263	$18,526
9/30/2018	$17,257	$16,290	$18,630
10/31/2018	$15,462	$15,090	$16,964
11/30/2018	$15,705	$15,393	$17,144
12/31/2018	$14,311	$13,960	$15,670
1/31/2019	$15,766	$15,158	$17,079
2/28/2019	$16,602	$15,691	$17,690
3/31/2019	$16,956	$15,920	$18,193
4/30/2019	$17,905	$16,556	$19,015
5/31/2019	$17,108	$15,485	$17,814
6/30/2019	$18,095	$16,572	$19,037
7/31/2019	$18,323	$16,819	$19,467
8/31/2019	$18,095	$16,476	$19,318
9/30/2019	$17,791	$16,765	$19,320
10/31/2019	$18,019	$17,126	$19,865
11/30/2019	$18,829	$17,777	$20,746
12/31/2019	$19,078	$18,290	$21,372
1/31/2020	$19,817	$18,270	$21,850
2/29/2020	$18,503	$16,774	$20,362
3/31/2020	$15,971	$14,468	$18,359
4/30/2020	$18,612	$16,384	$21,075
5/31/2020	$20,118	$17,260	$22,490
6/30/2020	$20,952	$17,655	$23,470
7/31/2020	$22,540	$18,657	$25,275
8/31/2020	$24,169	$20,009	$27,884
9/30/2020	$23,375	$19,280	$26,572
10/31/2020	$23,060	$18,864	$25,669
11/30/2020	$25,551	$21,159	$28,298
12/31/2020	$26,626	$22,111	$29,599
1/31/2021	$26,288	$22,012	$29,380
2/28/2021	$27,393	$22,700	$29,373
3/31/2021	$26,948	$23,514	$29,878
4/30/2021	$28,699	$24,726	$31,911
5/31/2021	$27,747	$24,839	$31,469
6/30/2021	$29,497	$25,452	$33,444
7/31/2021	$30,434	$25,882	$34,546
8/31/2021	$31,355	$26,620	$35,838
9/30/2021	$29,789	$25,426	$33,830
10/31/2021	$32,031	$27,145	$36,761
11/30/2021	$30,557	$26,732	$36,985
12/31/2021	$30,300	$27,785	$37,767
1/31/2022	$26,643	$26,150	$34,526
2/28/2022	$26,159	$25,491	$33,060
3/31/2022	$26,411	$26,318	$34,353
4/30/2022	$22,889	$23,956	$30,204
5/31/2022	$22,328	$23,924	$29,502
6/30/2022	$20,683	$21,923	$27,165
7/31/2022	$23,141	$23,979	$30,426
8/31/2022	$22,115	$23,084	$29,008
9/30/2022	$19,948	$20,944	$26,188
10/31/2022	$20,742	$22,661	$27,719
11/30/2022	$21,574	$23,844	$28,982
12/31/2022	$20,045	$22,448	$26,763
1/31/2023	$21,632	$23,994	$28,994
2/28/2023	$21,187	$23,433	$28,649
3/31/2023	$22,347	$24,060	$30,608
4/30/2023	$22,483	$24,316	$30,910
5/31/2023	$23,121	$24,411	$32,319
6/30/2023	$24,747	$26,078	$34,529
7/31/2023	$25,192	$27,013	$35,692
8/31/2023	$24,863	$26,491	$35,372
9/30/2023	$23,445	$25,229	$33,448
10/31/2023	$23,024	$24,560	$32,972
11/30/2023	$25,705	$26,851	$36,566
12/31/2023	$26,675	$28,275	$38,185
1/31/2024	$27,892	$28,588	$39,138
2/29/2024	$30,381	$30,136	$41,808
3/31/2024	$31,058	$31,108	$42,544
4/30/2024	$29,462	$29,739	$40,739
5/31/2024	$31,193	$31,144	$43,178
6/30/2024	$32,708	$32,108	$46,090
7/31/2024	$31,951	$32,705	$45,306

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	26.83	11.76	12.32
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.2
Consumer discretionary	15.6
Communication services	13.3
Health care	11.2
Industrials	10.5
Financials	7.2
Materials	1.2
Utilities	1.1
Consumer staples	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3721 07-24

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2024

Class R6

EIVFX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$68	0.62%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Total return based on a $10,000 investment

	Class R6	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,309	$10,420	$10,368
9/30/2014	$10,088	$10,202	$10,154
10/31/2014	$10,331	$10,483	$10,382
11/30/2014	$10,544	$10,737	$10,594
12/31/2014	$10,563	$10,737	$10,659
1/31/2015	$10,192	$10,438	$10,233
2/28/2015	$10,805	$11,043	$10,728
3/31/2015	$10,684	$10,930	$10,582
4/30/2015	$10,861	$10,980	$10,681
5/31/2015	$10,958	$11,132	$10,810
6/30/2015	$10,805	$10,945	$10,594
7/31/2015	$10,974	$11,128	$10,640
8/31/2015	$10,273	$10,457	$10,007
9/30/2015	$9,975	$10,152	$9,705
10/31/2015	$10,805	$10,954	$10,437
11/30/2015	$10,780	$11,014	$10,477
12/31/2015	$10,531	$10,788	$10,251
1/31/2016	$9,857	$10,180	$9,722
2/29/2016	$9,821	$10,176	$9,719
3/31/2016	$10,449	$10,893	$10,419
4/30/2016	$10,540	$10,960	$10,638
5/31/2016	$10,586	$11,156	$10,803
6/30/2016	$10,558	$11,179	$10,897
7/31/2016	$10,831	$11,623	$11,213
8/31/2016	$10,904	$11,653	$11,300
9/30/2016	$10,941	$11,671	$11,276
10/31/2016	$10,722	$11,419	$11,102
11/30/2016	$11,150	$11,930	$11,736
12/31/2016	$11,343	$12,162	$12,029
1/31/2017	$11,501	$12,391	$12,115
2/28/2017	$11,797	$12,852	$12,550
3/31/2017	$11,807	$12,861	$12,422
4/30/2017	$11,837	$12,997	$12,399
5/31/2017	$11,946	$13,130	$12,387
6/30/2017	$12,015	$13,249	$12,589
7/31/2017	$12,351	$13,498	$12,757
8/31/2017	$12,203	$13,524	$12,608
9/30/2017	$12,460	$13,854	$12,981
10/31/2017	$12,589	$14,157	$13,076
11/30/2017	$12,984	$14,586	$13,476
12/31/2017	$13,186	$14,732	$13,673
1/31/2018	$13,920	$15,509	$14,201
2/28/2018	$13,240	$14,937	$13,523
3/31/2018	$12,970	$14,637	$13,285
4/30/2018	$13,099	$14,693	$13,329
5/31/2018	$13,218	$15,108	$13,408
6/30/2018	$13,391	$15,207	$13,442
7/31/2018	$13,952	$15,711	$13,974
8/31/2018	$14,201	$16,263	$14,180
9/30/2018	$14,427	$16,290	$14,208
10/31/2018	$13,650	$15,090	$13,472
11/30/2018	$14,060	$15,393	$13,875
12/31/2018	$12,577	$13,960	$12,542
1/31/2019	$13,614	$15,158	$13,519
2/28/2019	$14,090	$15,691	$13,951
3/31/2019	$14,269	$15,920	$14,039
4/30/2019	$14,971	$16,556	$14,537
5/31/2019	$14,126	$15,485	$13,603
6/30/2019	$15,079	$16,572	$14,579
7/31/2019	$15,400	$16,819	$14,700
8/31/2019	$15,019	$16,476	$14,268
9/30/2019	$15,579	$16,765	$14,777
10/31/2019	$15,650	$17,126	$14,983
11/30/2019	$16,186	$17,777	$15,446
12/31/2019	$16,741	$18,290	$15,871
1/31/2020	$16,197	$18,270	$15,530
2/29/2020	$14,632	$16,774	$14,026
3/31/2020	$12,456	$14,468	$11,629
4/30/2020	$13,743	$16,384	$12,936
5/31/2020	$14,220	$17,260	$13,380
6/30/2020	$14,326	$17,655	$13,291
7/31/2020	$14,804	$18,657	$13,816
8/31/2020	$15,414	$20,009	$14,387
9/30/2020	$14,910	$19,280	$14,034
10/31/2020	$14,605	$18,864	$13,850
11/30/2020	$16,462	$21,159	$15,713
12/31/2020	$16,989	$22,111	$16,315
1/31/2021	$16,611	$22,012	$16,166
2/28/2021	$17,433	$22,700	$17,143
3/31/2021	$18,686	$23,514	$18,151
4/30/2021	$19,414	$24,726	$18,877
5/31/2021	$19,777	$24,839	$19,318
6/30/2021	$19,602	$25,452	$19,097
7/31/2021	$19,845	$25,882	$19,249
8/31/2021	$20,155	$26,620	$19,631
9/30/2021	$19,616	$25,426	$18,948
10/31/2021	$20,842	$27,145	$19,910
11/30/2021	$20,114	$26,732	$19,208
12/31/2021	$21,112	$27,785	$20,420
1/31/2022	$20,534	$26,150	$19,944
2/28/2022	$20,071	$25,491	$19,713
3/31/2022	$20,401	$26,318	$20,269
4/30/2022	$19,046	$23,956	$19,126
5/31/2022	$19,343	$23,924	$19,498
6/30/2022	$17,508	$21,923	$17,794
7/31/2022	$18,880	$23,979	$18,974
8/31/2022	$18,517	$23,084	$18,409
9/30/2022	$17,095	$20,944	$16,795
10/31/2022	$19,227	$22,661	$18,517
11/30/2022	$20,517	$23,844	$19,674
12/31/2022	$19,802	$22,448	$18,881
1/31/2023	$20,584	$23,994	$19,859
2/28/2023	$19,820	$23,433	$19,159
3/31/2023	$19,620	$24,060	$19,071
4/30/2023	$20,239	$24,316	$19,358
5/31/2023	$19,748	$24,411	$18,611
6/30/2023	$21,093	$26,078	$19,848
7/31/2023	$21,639	$27,013	$20,546
8/31/2023	$21,202	$26,491	$19,991
9/30/2023	$20,457	$25,229	$19,220
10/31/2023	$20,093	$24,560	$18,541
11/30/2023	$21,184	$26,851	$19,940
12/31/2023	$22,600	$28,275	$21,045
1/31/2024	$22,844	$28,588	$21,067
2/29/2024	$23,578	$30,136	$21,844
3/31/2024	$24,875	$31,108	$22,936
4/30/2024	$23,972	$29,739	$21,956
5/31/2024	$24,912	$31,144	$22,652
6/30/2024	$24,912	$32,108	$22,439
7/31/2024	$26,097	$32,705	$23,586

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	20.60	11.13	10.07
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.4
Industrials	15.6
Health care	13.3
Consumer staples	8.6
Information technology	8.4
Energy	7.1
Real estate	6.4
Consumer discretionary	5.6
Materials	4.7
Communication services	3.7
Utilities	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4652 07-24

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2024

Institutional Class

EIVIX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$77	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Total return based on a $10,000 investment

	Institutional Class	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,307	$10,420	$10,368
9/30/2014	$10,088	$10,202	$10,154
10/31/2014	$10,329	$10,483	$10,382
11/30/2014	$10,541	$10,737	$10,594
12/31/2014	$10,560	$10,737	$10,659
1/31/2015	$10,187	$10,438	$10,233
2/28/2015	$10,807	$11,043	$10,728
3/31/2015	$10,679	$10,930	$10,582
4/30/2015	$10,862	$10,980	$10,681
5/31/2015	$10,950	$11,132	$10,810
6/30/2015	$10,799	$10,945	$10,594
7/31/2015	$10,966	$11,128	$10,640
8/31/2015	$10,266	$10,457	$10,007
9/30/2015	$9,972	$10,152	$9,705
10/31/2015	$10,799	$10,954	$10,437
11/30/2015	$10,775	$11,014	$10,477
12/31/2015	$10,522	$10,788	$10,251
1/31/2016	$9,850	$10,180	$9,722
2/29/2016	$9,823	$10,176	$9,719
3/31/2016	$10,441	$10,893	$10,419
4/30/2016	$10,531	$10,960	$10,638
5/31/2016	$10,576	$11,156	$10,803
6/30/2016	$10,549	$11,179	$10,897
7/31/2016	$10,827	$11,623	$11,213
8/31/2016	$10,898	$11,653	$11,300
9/30/2016	$10,934	$11,671	$11,276
10/31/2016	$10,719	$11,419	$11,102
11/30/2016	$11,140	$11,930	$11,736
12/31/2016	$11,328	$12,162	$12,029
1/31/2017	$11,483	$12,391	$12,115
2/28/2017	$11,785	$12,852	$12,550
3/31/2017	$11,795	$12,861	$12,422
4/30/2017	$11,824	$12,997	$12,399
5/31/2017	$11,931	$13,130	$12,387
6/30/2017	$12,009	$13,249	$12,589
7/31/2017	$12,329	$13,498	$12,757
8/31/2017	$12,193	$13,524	$12,608
9/30/2017	$12,446	$13,854	$12,981
10/31/2017	$12,572	$14,157	$13,076
11/30/2017	$12,971	$14,586	$13,476
12/31/2017	$13,164	$14,732	$13,673
1/31/2018	$13,906	$15,509	$14,201
2/28/2018	$13,217	$14,937	$13,523
3/31/2018	$12,952	$14,637	$13,285
4/30/2018	$13,080	$14,693	$13,329
5/31/2018	$13,196	$15,108	$13,408
6/30/2018	$13,366	$15,207	$13,442
7/31/2018	$13,928	$15,711	$13,974
8/31/2018	$14,182	$16,263	$14,180
9/30/2018	$14,288	$16,290	$14,208
10/31/2018	$13,525	$15,090	$13,472
11/30/2018	$13,938	$15,393	$13,875
12/31/2018	$12,464	$13,960	$12,542
1/31/2019	$13,490	$15,158	$13,519
2/28/2019	$13,963	$15,691	$13,951
3/31/2019	$14,136	$15,920	$14,039
4/30/2019	$14,816	$16,556	$14,537
5/31/2019	$13,986	$15,485	$13,603
6/30/2019	$14,931	$16,572	$14,579
7/31/2019	$15,243	$16,819	$14,700
8/31/2019	$14,862	$16,476	$14,268
9/30/2019	$15,416	$16,765	$14,777
10/31/2019	$15,496	$17,126	$14,983
11/30/2019	$16,027	$17,777	$15,446
12/31/2019	$16,563	$18,290	$15,871
1/31/2020	$16,037	$18,270	$15,530
2/29/2020	$14,488	$16,774	$14,026
3/31/2020	$12,336	$14,468	$11,629
4/30/2020	$13,604	$16,384	$12,936
5/31/2020	$14,078	$17,260	$13,380
6/30/2020	$14,180	$17,655	$13,291
7/31/2020	$14,654	$18,657	$13,816
8/31/2020	$15,243	$20,009	$14,387
9/30/2020	$14,757	$19,280	$14,034
10/31/2020	$14,462	$18,864	$13,850
11/30/2020	$16,294	$21,159	$15,713
12/31/2020	$16,803	$22,111	$16,315
1/31/2021	$16,426	$22,012	$16,166
2/28/2021	$17,245	$22,700	$17,143
3/31/2021	$18,494	$23,514	$18,151
4/30/2021	$19,209	$24,726	$18,877
5/31/2021	$19,560	$24,839	$19,318
6/30/2021	$19,391	$25,452	$19,097
7/31/2021	$19,638	$25,882	$19,249
8/31/2021	$19,937	$26,620	$19,631
9/30/2021	$19,404	$25,426	$18,948
10/31/2021	$20,614	$27,145	$19,910
11/30/2021	$19,898	$26,732	$19,208
12/31/2021	$20,868	$27,785	$20,420
1/31/2022	$20,313	$26,150	$19,944
2/28/2022	$19,853	$25,491	$19,713
3/31/2022	$20,186	$26,318	$20,269
4/30/2022	$18,838	$23,956	$19,126
5/31/2022	$19,139	$23,924	$19,498
6/30/2022	$17,316	$21,923	$17,794
7/31/2022	$18,663	$23,979	$18,974
8/31/2022	$18,315	$23,084	$18,409
9/30/2022	$16,903	$20,944	$16,795
10/31/2022	$19,012	$22,661	$18,517
11/30/2022	$20,281	$23,844	$19,674
12/31/2022	$19,579	$22,448	$18,881
1/31/2023	$20,344	$23,994	$19,859
2/28/2023	$19,596	$23,433	$19,159
3/31/2023	$19,387	$24,060	$19,071
4/30/2023	$20,013	$24,316	$19,358
5/31/2023	$19,527	$24,411	$18,611
6/30/2023	$20,865	$26,078	$19,848
7/31/2023	$21,404	$27,013	$20,546
8/31/2023	$20,952	$26,491	$19,991
9/30/2023	$20,222	$25,229	$19,220
10/31/2023	$19,857	$24,560	$18,541
11/30/2023	$20,952	$26,851	$19,940
12/31/2023	$22,337	$28,275	$21,045
1/31/2024	$22,570	$28,588	$21,067
2/29/2024	$23,306	$30,136	$21,844
3/31/2024	$24,563	$31,108	$22,936
4/30/2024	$23,701	$29,739	$21,956
5/31/2024	$24,617	$31,144	$22,652
6/30/2024	$24,617	$32,108	$22,439
7/31/2024	$25,784	$32,705	$23,586

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	20.46	11.09	9.93
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.4
Industrials	15.6
Health care	13.3
Consumer staples	8.6
Information technology	8.4
Energy	7.1
Real estate	6.4
Consumer discretionary	5.6
Materials	4.7
Communication services	3.7
Utilities	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0517 07-24

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2024

Class C

EIVCX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$199	1.82%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Total return based on a $10,000 investment

	Class C with Load	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,299	$10,420	$10,368
9/30/2014	$10,075	$10,202	$10,154
10/31/2014	$10,299	$10,483	$10,382
11/30/2014	$10,501	$10,737	$10,594
12/31/2014	$10,511	$10,737	$10,659
1/31/2015	$10,132	$10,438	$10,233
2/28/2015	$10,737	$11,043	$10,728
3/31/2015	$10,600	$10,930	$10,582
4/30/2015	$10,769	$10,980	$10,681
5/31/2015	$10,842	$11,132	$10,810
6/30/2015	$10,681	$10,945	$10,594
7/31/2015	$10,842	$11,128	$10,640
8/31/2015	$10,141	$10,457	$10,007
9/30/2015	$9,834	$10,152	$9,705
10/31/2015	$10,640	$10,954	$10,437
11/30/2015	$10,608	$11,014	$10,477
12/31/2015	$10,349	$10,788	$10,251
1/31/2016	$9,674	$10,180	$9,722
2/29/2016	$9,638	$10,176	$9,719
3/31/2016	$10,241	$10,893	$10,419
4/30/2016	$10,313	$10,960	$10,638
5/31/2016	$10,349	$11,156	$10,803
6/30/2016	$10,313	$11,179	$10,897
7/31/2016	$10,574	$11,623	$11,213
8/31/2016	$10,638	$11,653	$11,300
9/30/2016	$10,656	$11,671	$11,276
10/31/2016	$10,439	$11,419	$11,102
11/30/2016	$10,836	$11,930	$11,736
12/31/2016	$11,015	$12,162	$12,029
1/31/2017	$11,160	$12,391	$12,115
2/28/2017	$11,431	$12,852	$12,550
3/31/2017	$11,431	$12,861	$12,422
4/30/2017	$11,450	$12,997	$12,399
5/31/2017	$11,547	$13,130	$12,387
6/30/2017	$11,605	$13,249	$12,589
7/31/2017	$11,905	$13,498	$12,757
8/31/2017	$11,760	$13,524	$12,608
9/30/2017	$11,992	$13,854	$12,981
10/31/2017	$12,098	$14,157	$13,076
11/30/2017	$12,475	$14,586	$13,476
12/31/2017	$12,643	$14,732	$13,673
1/31/2018	$13,344	$15,509	$14,201
2/28/2018	$12,674	$14,937	$13,523
3/31/2018	$12,412	$14,637	$13,285
4/30/2018	$12,527	$14,693	$13,329
5/31/2018	$12,622	$15,108	$13,408
6/30/2018	$12,768	$15,207	$13,442
7/31/2018	$13,292	$15,711	$13,974
8/31/2018	$13,522	$16,263	$14,180
9/30/2018	$13,617	$16,290	$14,208
10/31/2018	$12,873	$15,090	$13,472
11/30/2018	$13,250	$15,393	$13,875
12/31/2018	$11,839	$13,960	$12,542
1/31/2019	$12,798	$15,158	$13,519
2/28/2019	$13,238	$15,691	$13,951
3/31/2019	$13,384	$15,920	$14,039
4/30/2019	$14,027	$16,556	$14,537
5/31/2019	$13,215	$15,485	$13,603
6/30/2019	$14,106	$16,572	$14,579
7/31/2019	$14,376	$16,819	$14,700
8/31/2019	$14,016	$16,476	$14,268
9/30/2019	$14,523	$16,765	$14,777
10/31/2019	$14,579	$17,126	$14,983
11/30/2019	$15,064	$17,777	$15,446
12/31/2019	$15,548	$18,290	$15,871
1/31/2020	$15,039	$18,270	$15,530
2/29/2020	$13,572	$16,774	$14,026
3/31/2020	$11,546	$14,468	$11,629
4/30/2020	$12,727	$16,384	$12,936
5/31/2020	$13,149	$17,260	$13,380
6/30/2020	$13,236	$17,655	$13,291
7/31/2020	$13,659	$18,657	$13,816
8/31/2020	$14,231	$20,009	$14,387
9/30/2020	$13,758	$19,280	$14,034
10/31/2020	$13,473	$18,864	$13,850
11/30/2020	$15,163	$21,159	$15,713
12/31/2020	$15,623	$22,111	$16,315
1/31/2021	$15,262	$22,012	$16,166
2/28/2021	$16,008	$22,700	$17,143
3/31/2021	$17,139	$23,514	$18,151
4/30/2021	$17,785	$24,726	$18,877
5/31/2021	$18,108	$24,839	$19,318
6/30/2021	$17,934	$25,452	$19,097
7/31/2021	$18,133	$25,882	$19,249
8/31/2021	$18,394	$26,620	$19,631
9/30/2021	$17,885	$25,426	$18,948
10/31/2021	$18,991	$27,145	$19,910
11/30/2021	$18,307	$26,732	$19,208
12/31/2021	$19,179	$27,785	$20,420
1/31/2022	$18,650	$26,150	$19,944
2/28/2022	$18,212	$25,491	$19,713
3/31/2022	$18,499	$26,318	$20,269
4/30/2022	$17,244	$23,956	$19,126
5/31/2022	$17,501	$23,924	$19,498
6/30/2022	$15,824	$21,923	$17,794
7/31/2022	$17,048	$23,979	$18,974
8/31/2022	$16,712	$23,084	$18,409
9/30/2022	$15,425	$20,944	$16,795
10/31/2022	$17,340	$22,661	$18,517
11/30/2022	$18,495	$23,844	$19,674
12/31/2022	$17,850	$22,448	$18,881
1/31/2023	$18,537	$23,994	$19,859
2/28/2023	$17,850	$23,433	$19,159
3/31/2023	$17,658	$24,060	$19,071
4/30/2023	$18,201	$24,316	$19,358
5/31/2023	$17,754	$24,411	$18,611
6/30/2023	$18,968	$26,078	$19,848
7/31/2023	$19,464	$27,013	$20,546
8/31/2023	$19,048	$26,491	$19,991
9/30/2023	$18,377	$25,229	$19,220
10/31/2023	$18,042	$24,560	$18,541
11/30/2023	$19,016	$26,851	$19,940
12/31/2023	$20,276	$28,275	$21,045
1/31/2024	$20,490	$28,588	$21,067
2/29/2024	$21,147	$30,136	$21,844
3/31/2024	$22,282	$31,108	$22,936
4/30/2024	$21,493	$29,739	$21,956
5/31/2024	$22,315	$31,144	$22,652
6/30/2024	$22,298	$32,108	$22,439
7/31/2024	$23,367	$32,705	$23,586

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	19.16	9.87	8.86
Class C with Load	18.16	9.87	8.86
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.4
Industrials	15.6
Health care	13.3
Consumer staples	8.6
Information technology	8.4
Energy	7.1
Real estate	6.4
Consumer discretionary	5.6
Materials	4.7
Communication services	3.7
Utilities	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0417 07-24

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2024

Class A

EIVAX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$116	1.05%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Total return based on a $10,000 investment

	Class A with Load	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$9,425	$10,000	$10,000
8/31/2014	$9,709	$10,420	$10,368
9/30/2014	$9,501	$10,202	$10,154
10/31/2014	$9,723	$10,483	$10,382
11/30/2014	$9,917	$10,737	$10,594
12/31/2014	$9,931	$10,737	$10,659
1/31/2015	$9,579	$10,438	$10,233
2/28/2015	$10,156	$11,043	$10,728
3/31/2015	$10,036	$10,930	$10,582
4/30/2015	$10,201	$10,980	$10,681
5/31/2015	$10,283	$11,132	$10,810
6/30/2015	$10,133	$10,945	$10,594
7/31/2015	$10,291	$11,128	$10,640
8/31/2015	$9,631	$10,457	$10,007
9/30/2015	$9,346	$10,152	$9,705
10/31/2015	$10,118	$10,954	$10,437
11/30/2015	$10,096	$11,014	$10,477
12/31/2015	$9,852	$10,788	$10,251
1/31/2016	$9,220	$10,180	$9,722
2/29/2016	$9,187	$10,176	$9,719
3/31/2016	$9,768	$10,893	$10,419
4/30/2016	$9,844	$10,960	$10,638
5/31/2016	$9,886	$11,156	$10,803
6/30/2016	$9,860	$11,179	$10,897
7/31/2016	$10,113	$11,623	$11,213
8/31/2016	$10,180	$11,653	$11,300
9/30/2016	$10,206	$11,671	$11,276
10/31/2016	$10,004	$11,419	$11,102
11/30/2016	$10,391	$11,930	$11,736
12/31/2016	$10,568	$12,162	$12,029
1/31/2017	$10,714	$12,391	$12,115
2/28/2017	$10,978	$12,852	$12,550
3/31/2017	$10,987	$12,861	$12,422
4/30/2017	$11,014	$12,997	$12,399
5/31/2017	$11,114	$13,130	$12,387
6/30/2017	$11,178	$13,249	$12,589
7/31/2017	$11,478	$13,498	$12,757
8/31/2017	$11,342	$13,524	$12,608
9/30/2017	$11,579	$13,854	$12,981
10/31/2017	$11,688	$14,157	$13,076
11/30/2017	$12,052	$14,586	$13,476
12/31/2017	$12,222	$14,732	$13,673
1/31/2018	$12,915	$15,509	$14,201
2/28/2018	$12,272	$14,937	$13,523
3/31/2018	$12,025	$14,637	$13,285
4/30/2018	$12,133	$14,693	$13,329
5/31/2018	$12,242	$15,108	$13,408
6/30/2018	$12,391	$15,207	$13,442
7/31/2018	$12,905	$15,711	$13,974
8/31/2018	$13,132	$16,263	$14,180
9/30/2018	$13,241	$16,290	$14,208
10/31/2018	$12,519	$15,090	$13,472
11/30/2018	$12,895	$15,393	$13,875
12/31/2018	$11,530	$13,960	$12,542
1/31/2019	$12,473	$15,158	$13,519
2/28/2019	$12,912	$15,691	$13,951
3/31/2019	$13,062	$15,920	$14,039
4/30/2019	$13,695	$16,556	$14,537
5/31/2019	$12,912	$15,485	$13,603
6/30/2019	$13,791	$16,572	$14,579
7/31/2019	$14,070	$16,819	$14,700
8/31/2019	$13,716	$16,476	$14,268
9/30/2019	$14,220	$16,765	$14,777
10/31/2019	$14,284	$17,126	$14,983
11/30/2019	$14,777	$17,777	$15,446
12/31/2019	$15,264	$18,290	$15,871
1/31/2020	$14,778	$18,270	$15,530
2/29/2020	$13,341	$16,774	$14,026
3/31/2020	$11,359	$14,468	$11,629
4/30/2020	$12,522	$16,384	$12,936
5/31/2020	$12,950	$17,260	$13,380
6/30/2020	$13,045	$17,655	$13,291
7/31/2020	$13,472	$18,657	$13,816
8/31/2020	$14,018	$20,009	$14,387
9/30/2020	$13,555	$19,280	$14,034
10/31/2020	$13,282	$18,864	$13,850
11/30/2020	$14,968	$21,159	$15,713
12/31/2020	$15,426	$22,111	$16,315
1/31/2021	$15,078	$22,012	$16,166
2/28/2021	$15,823	$22,700	$17,143
3/31/2021	$16,951	$23,514	$18,151
4/30/2021	$17,599	$24,726	$18,877
5/31/2021	$17,935	$24,839	$19,318
6/30/2021	$17,767	$25,452	$19,097
7/31/2021	$17,983	$25,882	$19,249
8/31/2021	$18,260	$26,620	$19,631
9/30/2021	$17,755	$25,426	$18,948
10/31/2021	$18,860	$27,145	$19,910
11/30/2021	$18,200	$26,732	$19,208
12/31/2021	$19,092	$27,785	$20,420
1/31/2022	$18,566	$26,150	$19,944
2/28/2022	$18,143	$25,491	$19,713
3/31/2022	$18,435	$26,318	$20,269
4/30/2022	$17,208	$23,956	$19,126
5/31/2022	$17,471	$23,924	$19,498
6/30/2022	$15,806	$21,923	$17,794
7/31/2022	$17,033	$23,979	$18,974
8/31/2022	$16,697	$23,084	$18,409
9/30/2022	$15,411	$20,944	$16,795
10/31/2022	$17,325	$22,661	$18,517
11/30/2022	$18,479	$23,844	$19,674
12/31/2022	$17,834	$22,448	$18,881
1/31/2023	$18,520	$23,994	$19,859
2/28/2023	$17,834	$23,433	$19,159
3/31/2023	$17,642	$24,060	$19,071
4/30/2023	$18,185	$24,316	$19,358
5/31/2023	$17,738	$24,411	$18,611
6/30/2023	$18,951	$26,078	$19,848
7/31/2023	$19,446	$27,013	$20,546
8/31/2023	$19,031	$26,491	$19,991
9/30/2023	$18,361	$25,229	$19,220
10/31/2023	$18,025	$24,560	$18,541
11/30/2023	$18,999	$26,851	$19,940
12/31/2023	$20,258	$28,275	$21,045
1/31/2024	$20,471	$28,588	$21,067
2/29/2024	$21,128	$30,136	$21,844
3/31/2024	$22,262	$31,108	$22,936
4/30/2024	$21,473	$29,739	$21,956
5/31/2024	$22,295	$31,144	$22,652
6/30/2024	$22,278	$32,108	$22,439
7/31/2024	$23,346	$32,705	$23,586

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	20.05	10.66	9.49
Class A with Load	13.15	9.36	8.85
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.4
Industrials	15.6
Health care	13.3
Consumer staples	8.6
Information technology	8.4
Energy	7.1
Real estate	6.4
Consumer discretionary	5.6
Materials	4.7
Communication services	3.7
Utilities	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4302 07-24

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2024

Administrator Class

EIVDX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$100	0.91%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Total return based on a $10,000 investment

	Administrator Class	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,305	$10,420	$10,368
9/30/2014	$10,085	$10,202	$10,154
10/31/2014	$10,327	$10,483	$10,382
11/30/2014	$10,533	$10,737	$10,594
12/31/2014	$10,550	$10,737	$10,659
1/31/2015	$10,182	$10,438	$10,233
2/28/2015	$10,788	$11,043	$10,728
3/31/2015	$10,665	$10,930	$10,582
4/30/2015	$10,842	$10,980	$10,681
5/31/2015	$10,934	$11,132	$10,810
6/30/2015	$10,773	$10,945	$10,594
7/31/2015	$10,942	$11,128	$10,640
8/31/2015	$10,243	$10,457	$10,007
9/30/2015	$9,944	$10,152	$9,705
10/31/2015	$10,765	$10,954	$10,437
11/30/2015	$10,742	$11,014	$10,477
12/31/2015	$10,485	$10,788	$10,251
1/31/2016	$9,813	$10,180	$9,722
2/29/2016	$9,779	$10,176	$9,719
3/31/2016	$10,399	$10,893	$10,419
4/30/2016	$10,485	$10,960	$10,638
5/31/2016	$10,528	$11,156	$10,803
6/30/2016	$10,502	$11,179	$10,897
7/31/2016	$10,769	$11,623	$11,213
8/31/2016	$10,838	$11,653	$11,300
9/30/2016	$10,872	$11,671	$11,276
10/31/2016	$10,657	$11,419	$11,102
11/30/2016	$11,079	$11,930	$11,736
12/31/2016	$11,264	$12,162	$12,029
1/31/2017	$11,413	$12,391	$12,115
2/28/2017	$11,701	$12,852	$12,550
3/31/2017	$11,710	$12,861	$12,422
4/30/2017	$11,747	$12,997	$12,399
5/31/2017	$11,850	$13,130	$12,387
6/30/2017	$11,915	$13,249	$12,589
7/31/2017	$12,240	$13,498	$12,757
8/31/2017	$12,101	$13,524	$12,608
9/30/2017	$12,351	$13,854	$12,981
10/31/2017	$12,472	$14,157	$13,076
11/30/2017	$12,863	$14,586	$13,476
12/31/2017	$13,050	$14,732	$13,673
1/31/2018	$13,785	$15,509	$14,201
2/28/2018	$13,100	$14,937	$13,523
3/31/2018	$12,838	$14,637	$13,285
4/30/2018	$12,959	$14,693	$13,329
5/31/2018	$13,070	$15,108	$13,408
6/30/2018	$13,241	$15,207	$13,442
7/31/2018	$13,785	$15,711	$13,974
8/31/2018	$14,037	$16,263	$14,180
9/30/2018	$14,148	$16,290	$14,208
10/31/2018	$13,382	$15,090	$13,472
11/30/2018	$13,785	$15,393	$13,875
12/31/2018	$12,329	$13,960	$12,542
1/31/2019	$13,343	$15,158	$13,519
2/28/2019	$13,801	$15,691	$13,951
3/31/2019	$13,965	$15,920	$14,039
4/30/2019	$14,641	$16,556	$14,537
5/31/2019	$13,812	$15,485	$13,603
6/30/2019	$14,750	$16,572	$14,579
7/31/2019	$15,055	$16,819	$14,700
8/31/2019	$14,684	$16,476	$14,268
9/30/2019	$15,218	$16,765	$14,777
10/31/2019	$15,295	$17,126	$14,983
11/30/2019	$15,818	$17,777	$15,446
12/31/2019	$16,344	$18,290	$15,871
1/31/2020	$15,827	$18,270	$15,530
2/29/2020	$14,286	$16,774	$14,026
3/31/2020	$12,168	$14,468	$11,629
4/30/2020	$13,420	$16,384	$12,936
5/31/2020	$13,877	$17,260	$13,380
6/30/2020	$13,973	$17,655	$13,291
7/31/2020	$14,431	$18,657	$13,816
8/31/2020	$15,020	$20,009	$14,387
9/30/2020	$14,539	$19,280	$14,034
10/31/2020	$14,238	$18,864	$13,850
11/30/2020	$16,043	$21,159	$15,713
12/31/2020	$16,545	$22,111	$16,315
1/31/2021	$16,179	$22,012	$16,166
2/28/2021	$16,972	$22,700	$17,143
3/31/2021	$18,191	$23,514	$18,151
4/30/2021	$18,898	$24,726	$18,877
5/31/2021	$19,252	$24,839	$19,318
6/30/2021	$19,081	$25,452	$19,097
7/31/2021	$19,300	$25,882	$19,249
8/31/2021	$19,605	$26,620	$19,631
9/30/2021	$19,069	$25,426	$18,948
10/31/2021	$20,264	$27,145	$19,910
11/30/2021	$19,556	$26,732	$19,208
12/31/2021	$20,510	$27,785	$20,420
1/31/2022	$19,952	$26,150	$19,944
2/28/2022	$19,497	$25,491	$19,713
3/31/2022	$19,820	$26,318	$20,269
4/30/2022	$18,497	$23,956	$19,126
5/31/2022	$18,777	$23,924	$19,498
6/30/2022	$16,984	$21,923	$17,794
7/31/2022	$18,321	$23,979	$18,974
8/31/2022	$17,969	$23,084	$18,409
9/30/2022	$16,573	$20,944	$16,795
10/31/2022	$18,644	$22,661	$18,517
11/30/2022	$19,893	$23,844	$19,674
12/31/2022	$19,201	$22,448	$18,881
1/31/2023	$19,937	$23,994	$19,859
2/28/2023	$19,201	$23,433	$19,159
3/31/2023	$18,993	$24,060	$19,071
4/30/2023	$19,585	$24,316	$19,358
5/31/2023	$19,105	$24,411	$18,611
6/30/2023	$20,417	$26,078	$19,848
7/31/2023	$20,945	$27,013	$20,546
8/31/2023	$20,513	$26,491	$19,991
9/30/2023	$19,777	$25,229	$19,220
10/31/2023	$19,441	$24,560	$18,541
11/30/2023	$20,481	$26,851	$19,940
12/31/2023	$21,838	$28,275	$21,045
1/31/2024	$22,068	$28,588	$21,067
2/29/2024	$22,777	$30,136	$21,844
3/31/2024	$24,012	$31,108	$22,936
4/30/2024	$23,155	$29,739	$21,956
5/31/2024	$24,045	$31,144	$22,652
6/30/2024	$24,045	$32,108	$22,439
7/31/2024	$25,198	$32,705	$23,586

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	20.31	10.85	9.68
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	23.4
Industrials	15.6
Health care	13.3
Consumer staples	8.6
Information technology	8.4
Energy	7.1
Real estate	6.4
Consumer discretionary	5.6
Materials	4.7
Communication services	3.7
Utilities	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3750 07-24

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended July 31, 2024	Fiscal year ended July 31, 2023
Audit fees	$320,270	$309,500
Audit-related fees	—	—
Tax fees (1)	43,470	42,210
All other fees	—	—

	$363,740	$351,710

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Disciplined U.S. Core Fund
Long Form Financial Statements
Annual Report
July 31, 2024

Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—July 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.90%
Communication services: 9.35%
Diversified telecommunication services: 0.68%
AT&T, Inc.	389,661	$7,500,974
Entertainment: 1.09%
Netflix, Inc.†	16,440	10,330,074
Spotify Technology SA†	4,779	1,643,689
		11,973,763
Interactive media & services: 6.81%
Alphabet, Inc. Class A	129,023	22,132,605
Alphabet, Inc. Class C	141,458	24,493,453
Meta Platforms, Inc. Class A	59,852	28,419,525
		75,045,583
Media: 0.77%
Comcast Corp. Class A	207,146	8,548,916
Consumer discretionary: 9.55%
Automobiles: 1.58%
Ford Motor Co.	294,492	3,186,403
Tesla, Inc.†	61,237	14,211,271
		17,397,674
Broadline retail: 4.41%
Amazon.com, Inc.†	242,929	45,422,864
eBay, Inc.	57,927	3,221,321
		48,644,185
Hotels, restaurants & leisure: 1.03%
Expedia Group, Inc.†	26,600	3,396,022
McDonald’s Corp.	24,096	6,395,078
Royal Caribbean Cruises Ltd.†	9,833	1,541,028
		11,332,128
Household durables: 0.56%
Lennar Corp. Class A	9,405	1,664,027
PulteGroup, Inc.	34,024	4,491,168
		6,155,195
Specialty retail: 1.27%
Home Depot, Inc.	29,703	10,935,456
TJX Cos., Inc.	27,354	3,091,549
		14,027,005
Textiles, apparel & luxury goods: 0.70%
Crocs, Inc.†	18,227	2,449,162
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Textiles, apparel & luxury goods(continued)
Deckers Outdoor Corp.†	3,840	$3,542,899
NIKE, Inc. Class B	22,697	1,699,098
		7,691,159
Consumer staples: 5.83%
Beverages: 0.50%
PepsiCo, Inc.	32,088	5,540,635
Consumer staples distribution & retail: 2.59%
Costco Wholesale Corp.	11,876	9,762,072
Sysco Corp.	53,915	4,132,585
Target Corp.	24,617	3,702,643
Walmart, Inc.	158,801	10,900,100
		28,497,400
Food products: 0.42%
Archer-Daniels-Midland Co.	36,280	2,249,723
Bunge Global SA	22,847	2,404,190
		4,653,913
Household products: 1.65%
Colgate-Palmolive Co.	73,558	7,296,218
Kimberly-Clark Corp.	37,095	5,009,680
Procter & Gamble Co.	36,316	5,838,160
		18,144,058
Tobacco: 0.67%
Altria Group, Inc.	61,009	2,990,051
Philip Morris International, Inc.	38,123	4,390,245
		7,380,296
Energy: 3.59%
Energy equipment & services: 0.19%
Halliburton Co.	59,766	2,072,685
Oil, gas & consumable fuels: 3.40%
Chevron Corp.	40,503	6,499,516
EOG Resources, Inc.	62,057	7,868,828
Exxon Mobil Corp.	94,123	11,162,046
Marathon Petroleum Corp.	34,050	6,027,531
Valero Energy Corp.	36,539	5,909,087
		37,467,008
Financials: 13.37%
Banks: 3.62%
Bank of America Corp.	131,853	5,314,994
Citigroup, Inc.	95,871	6,220,111
East West Bancorp, Inc.	39,898	3,506,635
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—July 31, 2024

	Shares	Value
Banks(continued)
JPMorgan Chase & Co.	79,835	$16,988,888
Wells Fargo & Co.	132,002	7,832,999
		39,863,627
Capital markets: 2.42%
Ameriprise Financial, Inc.	16,512	7,101,316
Bank of New York Mellon Corp.	53,826	3,502,458
BlackRock, Inc.	3,219	2,821,453
Goldman Sachs Group, Inc.	18,742	9,540,240
Interactive Brokers Group, Inc. Class A	30,993	3,696,535
		26,662,002
Consumer finance: 0.59%
American Express Co.	8,955	2,265,973
Capital One Financial Corp.	28,222	4,272,811
		6,538,784
Financial services: 4.62%
Apollo Global Management, Inc.	52,950	6,635,164
Berkshire Hathaway, Inc. Class B†	39,634	17,379,509
Corpay, Inc.†	6,112	1,783,604
Mastercard, Inc. Class A	13,238	6,138,593
PayPal Holdings, Inc.†	33,975	2,234,876
Visa, Inc. Class A	55,708	14,799,944
WEX, Inc.†	10,580	1,940,901
		50,912,591
Insurance: 2.12%
Arch Capital Group Ltd.†	7,410	709,730
Everest Group Ltd.	6,102	2,397,293
Hartford Financial Services Group, Inc.	29,857	3,311,738
MetLife, Inc.	58,734	4,513,708
Progressive Corp.	26,436	5,660,476
Reinsurance Group of America, Inc.	30,343	6,840,223
		23,433,168
Health care: 11.98%
Biotechnology: 3.08%
AbbVie, Inc.	46,781	8,669,455
Amgen, Inc.	5,503	1,829,582
Exelixis, Inc.†	174,325	4,087,921
Gilead Sciences, Inc.	21,534	1,637,876
Incyte Corp.†	23,854	1,552,180
Regeneron Pharmaceuticals, Inc.†	5,664	6,112,532
United Therapeutics Corp.†	13,081	4,098,147
Vertex Pharmaceuticals, Inc.†	11,903	5,900,555
		33,888,248
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Health care equipment & supplies: 2.12%
Abbott Laboratories	46,177	$4,891,992
Boston Scientific Corp.†	48,586	3,589,534
Edwards Lifesciences Corp.†	35,679	2,249,561
Intuitive Surgical, Inc.†	8,395	3,732,501
Stryker Corp.	16,498	5,402,270
Zimmer Biomet Holdings, Inc.	31,132	3,466,548
		23,332,406
Health care providers & services: 3.33%
Cencora, Inc.	15,277	3,634,093
Centene Corp.†	56,130	4,317,520
CVS Health Corp.	81,451	4,913,939
Elevance Health, Inc.	8,116	4,317,955
McKesson Corp.	9,185	5,667,329
Tenet Healthcare Corp.†	21,333	3,193,550
UnitedHealth Group, Inc.	18,546	10,685,463
		36,729,849
Life sciences tools & services: 0.51%
Thermo Fisher Scientific, Inc.	9,136	5,603,474
Pharmaceuticals: 2.94%
Eli Lilly & Co.	17,552	14,116,547
Jazz Pharmaceuticals PLC†	10,094	1,112,864
Johnson & Johnson	28,540	4,505,039
Merck & Co., Inc.	48,487	5,485,334
Pfizer, Inc.	182,700	5,579,658
Zoetis, Inc.	9,180	1,652,767
		32,452,209
Industrials: 7.82%
Aerospace & defense: 1.84%
General Dynamics Corp.	6,949	2,075,736
General Electric Co.	12,809	2,180,092
Howmet Aerospace, Inc.	60,312	5,771,858
Lockheed Martin Corp.	11,104	6,017,480
Textron, Inc.	45,380	4,215,802
		20,260,968
Air freight & logistics: 0.25%
FedEx Corp.	9,117	2,755,613
Building products: 0.50%
Owens Corning	29,761	5,546,855
Commercial services & supplies: 0.36%
Waste Management, Inc.	19,601	3,972,339
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—July 31, 2024

	Shares	Value
Construction & engineering: 0.86%
EMCOR Group, Inc.	15,983	$6,000,657
Quanta Services, Inc.	13,284	3,525,308
		9,525,965
Electrical equipment: 0.35%
Emerson Electric Co.	25,073	2,936,299
Vertiv Holdings Co.	12,121	953,923
		3,890,222
Industrial conglomerates: 0.56%
Honeywell International, Inc.	30,341	6,212,320
Machinery: 2.05%
AGCO Corp.	15,101	1,425,836
Allison Transmission Holdings, Inc.	46,268	4,098,882
Caterpillar, Inc.	13,940	4,826,028
PACCAR, Inc.	61,925	6,109,521
Parker-Hannifin Corp.	10,890	6,111,032
		22,571,299
Passenger airlines: 0.37%
United Airlines Holdings, Inc.†	89,024	4,043,470
Professional services: 0.49%
Automatic Data Processing, Inc.	10,008	2,628,301
CACI International, Inc. Class A†	5,872	2,709,811
		5,338,112
Trading companies & distributors: 0.19%
WESCO International, Inc.	12,114	2,119,344
Information technology: 30.66%
Communications equipment: 1.35%
Arista Networks, Inc.†	16,707	5,789,811
Cisco Systems, Inc.	188,893	9,151,866
		14,941,677
Electronic equipment, instruments & components: 0.65%
Jabil, Inc.	28,642	3,227,094
TD SYNNEX Corp.	32,929	3,924,149
		7,151,243
IT services: 0.49%
Accenture PLC Class A	12,876	4,257,063
Amdocs Ltd.	12,746	1,114,893
		5,371,956
Semiconductors & semiconductor equipment: 11.12%
Advanced Micro Devices, Inc.†	37,825	5,464,956
Applied Materials, Inc.	40,901	8,679,192
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Broadcom, Inc.	139,770	$22,458,244
Intel Corp.	32,907	1,011,561
KLA Corp.	8,552	7,038,895
Lam Research Corp.	1,597	1,471,220
NVIDIA Corp.	573,920	67,160,118
QUALCOMM, Inc.	51,504	9,319,649
		122,603,835
Software: 10.19%
Adobe, Inc.†	12,919	7,126,766
Autodesk, Inc.†	4,576	1,132,652
Cadence Design Systems, Inc.†	3,484	932,527
Fortinet, Inc.†	80,895	4,695,146
Microsoft Corp.	182,811	76,478,982
Oracle Corp.	12,919	1,801,555
Salesforce, Inc.	43,521	11,263,235
ServiceNow, Inc.†	10,001	8,144,714
Synopsys, Inc.†	1,242	693,433
		112,269,010
Technology hardware, storage & peripherals: 6.86%
Apple, Inc.	340,486	75,615,131
Materials: 1.64%
Chemicals: 0.64%
CF Industries Holdings, Inc.	11,453	874,895
Linde PLC	13,543	6,141,750
		7,016,645
Metals & mining: 1.00%
Cleveland-Cliffs, Inc.†	97,137	1,491,053
Freeport-McMoRan, Inc.	71,097	3,228,515
Reliance, Inc.	13,474	4,103,642
Royal Gold, Inc.	16,103	2,224,146
		11,047,356
Real estate: 2.73%
Hotel & resort REITs: 0.24%
Host Hotels & Resorts, Inc.	152,431	2,669,067
Industrial REITs : 0.54%
Prologis, Inc.	47,243	5,954,980
Retail REITs : 0.68%
Simon Property Group, Inc.	48,684	7,470,073
Specialized REITs : 1.27%
Gaming & Leisure Properties, Inc.	89,514	4,493,603
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 7

Portfolio of investments—July 31, 2024

	Shares	Value
Specialized REITs (continued)
Public Storage	13,878	$4,106,778
VICI Properties, Inc.	171,422	5,358,651
		13,959,032
Utilities: 2.38%
Electric utilities: 1.77%
American Electric Power Co., Inc.	12,418	1,218,454
Duke Energy Corp.	62,001	6,774,849
NextEra Energy, Inc.	114,363	8,736,190
PPL Corp.	94,118	2,797,187
		19,526,680
Multi-utilities: 0.61%
Public Service Enterprise Group, Inc.	84,450	6,736,576
Total common stocks (Cost $521,682,193)		1,090,058,703

		Yield
Short-term investments: 0.89%
Investment companies: 0.89%
Allspring Government Money Market Fund Select Class♠∞		5.25%	9,805,163	9,805,163
Total short-term investments (Cost $9,805,163)				9,805,163
Total investments in securities (Cost $531,487,356)	99.79%			1,099,863,866
Other assets and liabilities, net	0.21			2,352,119
Total net assets	100.00%			$1,102,215,985

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,428,630	$81,809,350	$(93,432,817)	$0	$0	$9,805,163	9,805,163	$819,036
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—July 31, 2024

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	30	9-20-2024	$8,360,206	$8,337,000	$0	$(23,206)
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 9

Statement of assets and liabilities—July 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $521,682,193)	$1,090,058,703
Investments in affiliated securities, at value (cost $9,805,163)	9,805,163
Cash at broker segregated for futures contracts	1,367,400
Receivable for Fund shares sold	1,037,494
Receivable for dividends	613,362
Receivable for daily variation margin on open futures contracts	128,250
Prepaid expenses and other assets	271,974
Total assets	1,103,282,346
Liabilities
Payable for Fund shares redeemed	433,632
Management fee payable	318,097
Administration fees payable	132,034
Shareholder servicing fees payable	130,488
Distribution fees payable	5,632
Accrued expenses and other liabilities	46,478
Total liabilities	1,066,361
Total net assets	$1,102,215,985
Net assets consist of
Paid-in capital	$461,500,420
Total distributable earnings	640,715,565
Total net assets	$1,102,215,985
Computation of net asset value and offering price per share
Net assets–Class A	$551,169,580
Shares outstanding–Class A1	24,361,549
Net asset value per share–Class A	$22.62
Maximum offering price per share – Class A2	$24.00
Net assets–Class C	$11,722,348
Shares outstanding–Class C1	584,236
Net asset value per share–Class C	$20.06
Net assets–Class R6	$272,468,201
Shares outstanding–Class R6[1]	11,575,041
Net asset value per share–Class R6	$23.54
Net assets–Administrator Class	$52,398,390
Shares outstanding–Administrator Class[1]	2,216,260
Net asset value per share–Administrator Class	$23.64
Net assets–Institutional Class	$214,457,466
Shares outstanding–Institutional Class[1]	9,240,107
Net asset value per share–Institutional Class	$23.21
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined U.S. Core Fund

Statement of operations—year ended July 31, 2024
Statement of operations
Investment income
Dividends	$13,824,634
Income from affiliated securities	819,036
Interest	60,715
Total investment income	14,704,385
Expenses
Management fee	3,431,110
Administration fees
Class A	984,020
Class C	28,719
Class R6	75,800
Administrator Class	63,047
Institutional Class	226,976
Shareholder servicing fees
Class A	1,230,009
Class C	35,700
Administrator Class	115,487
Distribution fees
Class C	107,100
Custody and accounting fees	32,509
Professional fees	73,951
Registration fees	88,301
Shareholder report expenses	39,704
Trustees’ fees and expenses	22,543
Other fees and expenses	78,149
Total expenses	6,633,125
Less: Fee waivers and/or expense reimbursements
Class A	(26,650)
Class C	(1,981)
Administrator Class	(5,584)
Institutional Class	(59,014)
Net expenses	6,539,896
Net investment income	8,164,489
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	64,019,798
Futures contracts	2,955,930
Net realized gains on investments	66,975,728
Net change in unrealized gains (losses) on
Unaffiliated securities	140,394,047
Futures contracts	(718,932)
Net change in unrealized gains (losses) on investments	139,675,115
Net realized and unrealized gains (losses) on investments	206,650,843
Net increase in net assets resulting from operations	$214,815,332
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
Operations
Net investment income		$8,164,489		$8,688,185
Net realized gains on investments		66,975,728		75,797,228
Net change in unrealized gains (losses) on investments		139,675,115		24,029,500
Net increase in net assets resulting from operations		214,815,332		108,514,913
Distributions to shareholders from
Net investment income and net realized gains
Class A		(40,486,185)		(52,376,607)
Class C		(1,449,758)		(2,335,076)
Class R		N/A		(328,100)[1]
Class R6		(21,709,229)		(31,761,771)
Administrator Class		(4,030,698)		(5,446,142)
Institutional Class		(14,270,995)		(16,672,329)
Total distributions to shareholders		(81,946,865)		(108,920,025)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,680,265	33,940,785	1,154,447	20,686,231
Class C	179,270	3,243,001	55,630	912,230
Class R	N/A	N/A	12,134 [1]	227,671 [1]
Class R6	829,630	18,130,708	475,719	8,763,132
Administrator Class	132,964	2,833,848	176,890	3,369,525
Institutional Class	2,850,642	59,023,436	1,083,968	20,646,549
		117,171,778		54,605,338
Reinvestment of distributions
Class A	2,047,727	38,054,266	2,876,593	49,070,040
Class C	85,411	1,401,599	150,602	2,295,178
Class R	N/A	N/A	19,052 [1]	328,100 [1]
Class R6	1,084,643	21,005,503	1,721,944	30,504,254
Administrator Class	183,211	3,560,711	268,307	4,768,503
Institutional Class	691,110	13,196,886	858,897	15,013,566
		77,218,965		101,979,641
Payment for shares redeemed
Class A	(2,964,034)	(59,726,218)	(2,993,140)	(54,567,903)
Class C	(669,351)	(12,092,198)	(381,282)	(6,241,328)
Class R	N/A	N/A	(35,043)[1]	(650,059)[1]
Class R6	(2,515,487)	(53,483,329)	(3,304,581)	(63,297,124)
Administrator Class	(390,573)	(8,249,813)	(432,099)	(8,110,129)
Institutional Class	(1,531,339)	(31,801,020)	(1,614,834)	(29,908,563)
		(165,352,578)		(162,775,106)
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined U.S. Core Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
	Shares		Shares
Share conversions
Class A	0	$0	151,652 [2]	$2,909,830 [2]
Class R	0	0	(149,842)[2]	(2,909,830)[2]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		29,038,165		(6,190,127)
Total increase (decrease) in net assets		161,906,632		(6,595,239)
Net assets
Beginning of period		940,309,353		946,904,592
End of period		$1,102,215,985		$940,309,353
2 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.05	$20.25	$22.77	$18.22	$17.29
Net investment income	0.14 [1]	0.13	0.16	0.14	0.23
Net realized and unrealized gains (losses) on investments	4.18	2.06	(0.78)	6.18	1.47
Total from investment operations	4.32	2.19	(0.62)	6.32	1.70
Distributions to shareholders from
Net investment income	(0.14)	(0.15)	(0.16)	(0.33)	(0.33)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.75)	(2.39)	(1.90)	(1.77)	(0.77)
Net asset value, end of period	$22.62	$20.05	$20.25	$22.77	$18.22
Total return[2]	23.54%	13.00%	(3.60)%	36.73%	9.97%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.85%	0.84%	0.85%	0.86%
Net expenses	0.83%	0.84%	0.84%	0.85%	0.85%
Net investment income	0.67%	0.82%	0.73%	0.76%	1.25%
Supplemental data
Portfolio turnover rate	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$551,170	$473,167	$453,829	$521,702	$421,005

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.96	$18.37	$20.82	$16.70	$15.85
Net investment income (loss)	(0.01)[1]	0.03	(0.00)[2]	0.02	0.11
Net realized and unrealized gains (losses) on investments	3.72	1.80	(0.71)	5.64	1.32
Total from investment operations	3.71	1.83	(0.71)	5.66	1.43
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.10)	(0.14)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.61)	(2.24)	(1.74)	(1.54)	(0.58)
Net asset value, end of period	$20.06	$17.96	$18.37	$20.82	$16.70
Total return[3]	22.64%	12.12%	(4.30)%	35.80%	9.09%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.60%	1.59%	1.60%	1.60%
Net expenses	1.56%	1.59%	1.59%	1.60%	1.60%
Net investment income (loss)	(0.03)%	0.08%	(0.02)%	0.02%	0.51%
Supplemental data
Portfolio turnover rate	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$11,722	$17,763	$21,381	$27,121	$29,141

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.79	$20.93	$23.46	$18.72	$17.76
Net investment income	0.23 [1]	0.21	0.26 [1]	0.24	0.31
Net realized and unrealized gains (losses) on investments	4.36	2.14	(0.80)	6.36	1.51
Total from investment operations	4.59	2.35	(0.54)	6.60	1.82
Distributions to shareholders from
Net investment income	(0.23)	(0.25)	(0.25)	(0.42)	(0.42)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.84)	(2.49)	(1.99)	(1.86)	(0.86)
Net asset value, end of period	$23.54	$20.79	$20.93	$23.46	$18.72
Total return[2]	24.08%	13.44%	(3.15)%	37.35%	10.39%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.42%	0.41%	0.42%	0.43%
Net expenses	0.41%	0.42%	0.41%	0.42%	0.42%
Net investment income	1.09%	1.25%	1.16%	1.18%	1.70%
Supplemental data
Portfolio turnover rate	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$272,468	$253,154	$277,956	$340,631	$253,223

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.88	$21.00	$23.55	$18.78	$17.80
Net investment income	0.16 [1]	0.15	0.19 [1]	0.19 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	4.38	2.15	(0.82)	6.37	1.53
Total from investment operations	4.54	2.30	(0.63)	6.56	1.77
Distributions to shareholders from
Net investment income	(0.17)	(0.18)	(0.18)	(0.35)	(0.35)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.78)	(2.42)	(1.92)	(1.79)	(0.79)
Net asset value, end of period	$23.64	$20.88	$21.00	$23.55	$18.78
Total return[2]	23.66%	13.11%	(3.49)%	36.93%	10.08%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.74%	0.77%	0.77%
Net expenses	0.74%	0.73%	0.73%	0.74%	0.74%
Net investment income	0.76%	0.93%	0.85%	0.89%	1.37%
Supplemental data
Portfolio turnover rate	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$52,398	$47,833	$47,831	$51,271	$50,655

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.53	$20.69	$23.22	$18.54	$17.57
Net investment income	0.21 [1]	0.19	0.24	0.23 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	4.30	2.12	(0.80)	6.29	1.51
Total from investment operations	4.51	2.31	(0.56)	6.52	1.80
Distributions to shareholders from
Net investment income	(0.22)	(0.23)	(0.23)	(0.40)	(0.39)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)
Total distributions to shareholders	(1.83)	(2.47)	(1.97)	(1.84)	(0.83)
Net asset value, end of period	$23.21	$20.53	$20.69	$23.22	$18.54
Total return[2]	23.96%	13.40%	(3.24)%	37.26%	10.39%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.51%	0.52%	0.52%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.01%	1.18%	1.09%	1.14%	1.67%
Supplemental data
Portfolio turnover rate	37%	43%	25%	36%	50%
Net assets, end of period (000s omitted)	$214,457	$148,392	$142,768	$163,217	$146,707

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Disciplined U.S. Core Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring Disciplined U.S. Core Fund | 19

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the aggregate cost of all investments for federal income tax purposes was $532,517,135 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$572,750,379
Gross unrealized losses	(5,426,854)
Net unrealized gains	$567,323,525
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$103,069,236	$0	$0	$103,069,236
Consumer discretionary	105,247,346	0	0	105,247,346
Consumer staples	64,216,302	0	0	64,216,302
Energy	39,539,693	0	0	39,539,693
Financials	147,410,172	0	0	147,410,172
Health care	132,006,186	0	0	132,006,186
Industrials	86,236,507	0	0	86,236,507
Information technology	337,952,852	0	0	337,952,852
Materials	18,064,001	0	0	18,064,001
Real estate	30,053,152	0	0	30,053,152
Utilities	26,263,256	0	0	26,263,256
Short-term investments
Investment companies	9,805,163	0	0	9,805,163
Total assets	$1,099,863,866	$0	$0	$1,099,863,866
Liabilities
Futures contracts	$23,206	$0	$0	$23,206
Total liabilities	$23,206	$0	$0	$23,206
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended July 31, 2024, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Disciplined U.S. Core Fund | 21

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.86%
Class C	1.61
Class R6	0.43
Administrator Class	0.74
Institutional Class	0.48
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2024, Allspring Funds Distributor received $18,261 from the sale of Class A shares and $9 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended July 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2024 were $353,018,290 and $384,803,691, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended July 31, 2024, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $15,228,016 in long futures contracts during the year ended July 31, 2024.
22 | Allspring Disciplined U.S. Core Fund

Notes to financial statements
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2024	2023
Ordinary income	$8,685,038	$17,221,173
Long-term capital gain	73,261,827	91,698,852
As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$15,843,570	$57,575,104	$567,323,525
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Disciplined U.S. Core Fund | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Disciplined U.S. Core Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 25, 2024
24 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $73,261,827 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $8,684,974 of income dividends paid during the fiscal year ended July 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2024, $369,119 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Disciplined U.S. Core Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Disciplined U.S. Core Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Disciplined U.S. Core Fund | 27

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the S&P 500 Index, for the three-year period under review, in range of the investment performance of its benchmark index for the one-year period under review, and lower for the five- and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except the Administrator Class, which was equal to the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

28 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Disciplined U.S. Core Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0616 07-24

Allspring Special Large Cap Value Fund
Long Form Financial Statements
Annual Report
July 31, 2024

Allspring Special Large Cap Value Fund | 1

Portfolio of investments—July 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.68%
Communication services: 3.63%
Interactive media & services: 3.63%
Alphabet, Inc. Class C	278,353	$48,196,822
Consumer discretionary: 5.57%
Automobiles: 2.87%
General Motors Co.	859,720	38,102,790
Household durables: 1.74%
D.R. Horton, Inc.	128,960	23,203,773
Textiles, apparel & luxury goods: 0.96%
NIKE, Inc. Class B	169,968	12,723,805
Consumer staples: 8.47%
Beverages: 2.06%
Keurig Dr Pepper, Inc.	799,127	27,394,074
Consumer staples distribution & retail : 2.10%
Walmart, Inc.	407,210	27,950,894
Food products: 1.49%
Mondelez International, Inc. Class A	289,605	19,794,502
Personal care products: 2.82%
Unilever PLC ADR	609,348	37,413,967
Energy: 6.96%
Oil, gas & consumable fuels: 6.96%
ConocoPhillips	279,311	31,059,383
EOG Resources, Inc.	187,097	23,723,900
Exxon Mobil Corp.	318,865	37,814,200
		92,597,483
Financials: 23.06%
Banks: 9.36%
Bank of America Corp.	872,207	35,158,664
Citigroup, Inc.	709,723	46,046,828
JPMorgan Chase & Co.	202,976	43,193,293
		124,398,785
Capital markets: 3.52%
Intercontinental Exchange, Inc.	308,718	46,789,300
Financial services: 7.74%
Berkshire Hathaway, Inc. Class B†	119,957	52,601,145
Fiserv, Inc.†	208,409	34,089,460
Visa, Inc. Class A	61,095	16,231,109
		102,921,714
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Insurance: 2.44%
American International Group, Inc.	409,262	$32,425,828
Health care: 13.20%
Biotechnology: 1.75%
Vertex Pharmaceuticals, Inc.†	46,942	23,270,088
Health care equipment & supplies: 2.98%
Globus Medical, Inc. Class A†	110,912	7,981,228
Medtronic PLC	394,636	31,697,163
		39,678,391
Health care providers & services: 6.40%
Cigna Group	104,369	36,390,339
Humana, Inc.	57,149	20,665,650
Labcorp Holdings, Inc.	129,863	27,977,685
		85,033,674
Pharmaceuticals: 2.07%
Merck & Co., Inc.	243,120	27,504,166
Industrials: 15.38%
Aerospace & defense: 4.39%
L3Harris Technologies, Inc.	116,805	26,501,886
RTX Corp.	271,450	31,892,661
		58,394,547
Commercial services & supplies: 1.08%
Waste Management, Inc.	70,993	14,387,441
Ground transportation: 3.51%
Canadian Pacific Kansas City Ltd.	555,908	46,596,209
Industrial conglomerates: 2.14%
3M Co.	63,343	8,079,400
Honeywell International, Inc.	99,356	20,343,141
		28,422,541
Machinery: 0.86%
Caterpillar, Inc.	33,170	11,483,454
Trading companies & distributors: 3.40%
AerCap Holdings NV	480,319	45,125,970
Information technology: 8.31%
IT services: 4.17%
Accenture PLC Class A	88,567	29,282,022
International Business Machines Corp.	136,273	26,183,494
		55,465,516
Semiconductors & semiconductor equipment: 1.81%
NXP Semiconductors NV	91,483	24,074,666
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—July 31, 2024

	Shares	Value
Software: 2.33%
Cadence Design Systems, Inc.†	44,460	$11,900,163
Microsoft Corp.	45,602	19,077,597
		30,977,760
Materials: 4.67%
Chemicals: 3.53%
CF Industries Holdings, Inc.	320,788	24,504,995
Sherwin-Williams Co.	64,007	22,453,656
		46,958,651
Construction materials: 1.14%
Vulcan Materials Co.	55,302	15,180,952
Real estate: 6.30%
Office REITs : 0.98%
BXP, Inc.	183,128	13,058,857
Real estate management & development: 3.56%
CBRE Group, Inc. Class A†	419,000	47,225,490
Specialized REITs : 1.76%
Public Storage	79,140	23,419,109
Utilities: 3.13%
Electric utilities: 3.13%
NextEra Energy, Inc.	545,597	41,678,155
Total common stocks (Cost $946,099,519)		1,311,849,374

		Yield
Short-term investments: 1.30%
Investment companies: 1.30%
Allspring Government Money Market Fund Select Class♠∞		5.25%	17,272,868	17,272,868
Total short-term investments (Cost $17,272,868)				17,272,868
Total investments in securities (Cost $963,372,387)	99.98%			1,329,122,242
Other assets and liabilities, net	0.02			314,276
Total net assets	100.00%			$1,329,436,518

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Large Cap Value Fund

Portfolio of investments—July 31, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$33,357,878	$219,312,666	$(235,397,676)	$0	$0	$17,272,868	17,272,868	$1,401,851
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 5

Statement of assets and liabilities—July 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $946,099,519)	$1,311,849,374
Investments in affiliated securities, at value (cost $17,272,868)	17,272,868
Cash	112
Receivable for investments sold	4,522,378
Receivable for Fund shares sold	379,163
Receivable for dividends	266,745
Prepaid expenses and other assets	140,894
Total assets	1,334,431,534
Liabilities
Payable for investments purchased	3,436,483
Management fee payable	576,797
Payable for Fund shares redeemed	553,865
Shareholder servicing fees payable	160,372
Administration fees payable	155,893
Distribution fees payable	653
Accrued expenses and other liabilities	110,953
Total liabilities	4,995,016
Total net assets	$1,329,436,518
Net assets consist of
Paid-in capital	$896,644,222
Total distributable earnings	432,792,296
Total net assets	$1,329,436,518
Computation of net asset value and offering price per share
Net assets–Class A	$276,828,988
Shares outstanding–Class A1	19,482,558
Net asset value per share–Class A	$14.21
Maximum offering price per share – Class A2	$15.08
Net assets–Class C	$1,053,183
Shares outstanding–Class C1	76,839
Net asset value per share–Class C	$13.71
Net assets–Class R6	$44,137,545
Shares outstanding–Class R6[1]	3,178,910
Net asset value per share–Class R6	$13.88
Net assets–Administrator Class	$503,154,753
Shares outstanding–Administrator Class[1]	32,895,161
Net asset value per share–Administrator Class	$15.30
Net assets–Institutional Class	$504,262,049
Shares outstanding–Institutional Class[1]	35,109,699
Net asset value per share–Institutional Class	$14.36
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Large Cap Value Fund

Statement of operations—year ended July 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $93,477)	$20,116,392
Income from affiliated securities	1,401,851
Interest	5,069
Total investment income	21,523,312
Expenses
Management fee	7,959,721
Administration fees
Class A	509,018
Class C	2,205
Class R6	12,591
Administrator Class	595,968
Institutional Class	534,138
Shareholder servicing fees
Class A	622,128
Class C	2,750
Administrator Class	1,137,227
Distribution fees
Class C	8,251
Custody and accounting fees	35,718
Professional fees	70,600
Registration fees	75,261
Shareholder report expenses	88,628
Trustees’ fees and expenses	17,711
Other fees and expenses	47,803
Total expenses	11,719,718
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,050,224)
Class A	(26,816)
Class R6	(11,243)
Administrator Class	(420,559)
Institutional Class	(229,325)
Net expenses	9,981,551
Net investment income	11,541,761
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	66,216,611
Foreign currency and foreign currency translations	(2,780)
Net realized gains on investments	66,213,831
Net change in unrealized gains (losses) on investments	152,370,259
Net realized and unrealized gains (losses) on investments	218,584,090
Net increase in net assets resulting from operations	$230,125,851
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
Operations
Net investment income		$11,541,761		$10,307,671
Net realized gains on investments		66,213,831		17,581,384
Net change in unrealized gains (losses) on investments		152,370,259		98,845,969
Net increase in net assets resulting from operations		230,125,851		126,735,024
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,979,591)		(21,506,191)
Class C		(23,792)		(109,116)
Class R		N/A		(9,285)[1]
Class R6		(1,352,009)		(3,760,345)
Administrator Class		(12,699,409)		(36,706,544)
Institutional Class		(12,992,850)		(4,220,939)
Total distributions to shareholders		(34,047,651)		(66,312,420)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	243,763	3,148,442	302,214	3,449,960
Class C	14,081	174,886	24,270	264,005
Class R	N/A	N/A	645 [1]	7,461 [1]
Class R6	257,947	3,178,792	311,122	3,388,387
Administrator Class	100,251	1,431,276	109,729	1,344,715
Institutional Class	17,892,995	222,419,427	24,596,271	278,031,309
		230,352,823		286,485,837
Reinvestment of distributions
Class A	558,881	6,691,648	1,821,930	20,569,076
Class C	2,076	23,792	10,047	109,116
Class R	N/A	N/A	814 [1]	9,285 [1]
Class R6	115,420	1,352,009	340,628	3,760,345
Administrator Class	933,421	12,045,524	2,870,257	34,825,950
Institutional Class	1,071,017	12,984,694	366,284	4,179,246
		33,097,667		63,453,018
Payment for shares redeemed
Class A	(2,262,850)	(28,357,414)	(2,567,327)	(29,598,511)
Class C	(53,365)	(644,223)	(90,844)	(1,023,853)
Class R	N/A	N/A	(939)[1]	(10,814)[1]
Class R6	(722,211)	(9,073,597)	(879,014)	(9,974,847)
Administrator Class	(2,971,977)	(39,830,289)	(3,143,649)	(38,738,087)
Institutional Class	(10,002,151)	(128,256,273)	(3,188,483)	(36,891,392)
		(206,161,796)		(116,237,504)
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Large Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
	Shares		Shares
Share conversions
Class A	0	$0	9,472 [2]	$110,900 [2]
Class R	0	0	(9,367)[2]	(110,900)[2]
		0		0
Net increase in net assets resulting from capital share transactions		57,288,694		233,701,351
Total increase in net assets		253,366,894		294,123,955
Net assets
Beginning of period		1,076,069,624		781,945,669
End of period		$1,329,436,518		$1,076,069,624
2 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.18	$11.66	$14.98	$11.35	$13.13
Net investment income	0.10 [1]	0.12 [1]	0.06	0.11	0.14
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00
Net realized and unrealized gains (losses) on investments	2.27	1.44	(0.59)	3.66	(0.58)
Total from investment operations	2.37	1.56	(0.53)	3.77	(0.44)
Distributions to shareholders from
Net investment income	(0.09)	(0.10)	(0.09)	(0.14)	(0.10)
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Total distributions to shareholders	(0.34)	(1.04)	(2.79)	(0.14)	(1.34)
Net asset value, end of period	$14.21	$12.18	$11.66	$14.98	$11.35
Total return[3]	20.05%	14.17%	(5.29)%	33.49%[4]	(4.25)%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.17%	1.18%	1.18%
Net expenses	1.05%	1.09%	1.09%	1.09%	1.10%
Net investment income	0.80%	1.02%	0.52%	0.77%	1.20%
Supplemental data
Portfolio turnover rate	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$276,829	$254,988	$249,213	$294,248	$245,977

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.76	$11.28	$14.59	$10.99	$12.75
Net investment income (loss)	0.01 [1]	0.03 [1]	(0.03)[1]	0.01 [1]	0.05 [1]
Payment from affiliate	0.00	0.00	0.00	0.05	0.00
Net realized and unrealized gains (losses) on investments	2.19	1.39	(0.58)	3.54	(0.57)
Total from investment operations	2.20	1.42	(0.61)	3.60	(0.52)
Distributions to shareholders from
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Net asset value, end of period	$13.71	$11.76	$11.28	$14.59	$10.99
Total return[2]	19.16%	13.30%	(5.99)%	32.76%[3]	(4.99)%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.93%	1.92%	1.93%	1.94%
Net expenses	1.82%	1.86%	1.86%	1.86%	1.86%
Net investment income (loss)	0.07%	0.27%	(0.24)%	0.05%	0.44%
Supplemental data
Portfolio turnover rate	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$1,053	$1,341	$1,923	$2,356	$4,401

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had a 0.50% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.90	$11.42	$14.73	$11.16	$12.93
Net investment income	0.15 [1]	0.16 [1]	0.18	0.16	0.19 [1]
Net realized and unrealized gains (losses) on investments	2.22	1.41	(0.64)	3.60	(0.57)
Total from investment operations	2.37	1.57	(0.46)	3.76	(0.38)
Distributions to shareholders from
Net investment income	(0.14)	(0.15)	(0.15)	(0.19)	(0.15)
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Total distributions to shareholders	(0.39)	(1.09)	(2.85)	(0.19)	(1.39)
Net asset value, end of period	$13.88	$11.90	$11.42	$14.73	$11.16
Total return[2]	20.60%	14.61%	(4.86)%	34.05%	(3.87)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.75%	0.76%	0.76%
Net expenses	0.62%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.23%	1.47%	0.97%	1.22%	1.67%
Supplemental data
Portfolio turnover rate	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$44,138	$41,991	$42,878	$15,313	$11,552

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.09	$12.47	$15.83	$11.99	$13.81
Net investment income	0.13 [1]	0.15 [1]	0.09	0.13	0.17
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00
Net realized and unrealized gains (losses) on investments	2.45	1.54	(0.63)	3.88	(0.62)
Total from investment operations	2.58	1.69	(0.54)	4.01	(0.45)
Distributions to shareholders from
Net investment income	(0.12)	(0.13)	(0.12)	(0.17)	(0.13)
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Total distributions to shareholders	(0.37)	(1.07)	(2.82)	(0.17)	(1.37)
Net asset value, end of period	$15.30	$13.09	$12.47	$15.83	$11.99
Total return[3]	20.31%	14.32%	(5.07)%	33.75%[4]	(4.15)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.09%	1.11%	1.11%
Net expenses	0.91%	0.92%	0.92%	0.92%	0.93%
Net investment income	0.95%	1.20%	0.70%	0.94%	1.37%
Supplemental data
Portfolio turnover rate	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$503,155	$455,987	$436,335	$499,628	$402,567

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had a 0.03% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.31	$11.77	$15.10	$11.44	$13.22
Net investment income	0.14 [1]	0.15 [1]	0.12 [1]	0.16 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	2.30	1.48	(0.61)	3.70	(0.58)
Total from investment operations	2.44	1.63	(0.49)	3.86	(0.39)
Distributions to shareholders from
Net investment income	(0.14)	(0.15)	(0.14)	(0.20)	(0.15)
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)
Total distributions to shareholders	(0.39)	(1.09)	(2.84)	(0.20)	(1.39)
Net asset value, end of period	$14.36	$12.31	$11.77	$15.10	$11.44
Total return[2]	20.46%	14.69%	(4.96)%	34.01%	(3.86)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.85%	0.86%	0.86%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.13%	1.34%	0.92%	1.22%	1.59%
Supplemental data
Portfolio turnover rate	36%	42%	40%	46%	34%
Net assets, end of period (000s omitted)	$504,262	$321,762	$51,492	$62,796	$84,544

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Large Cap Value Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
Allspring Special Large Cap Value Fund | 15

Notes to financial statements
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the aggregate cost of all investments for federal income tax purposes was $965,967,171 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$373,535,896
Gross unrealized losses	(10,380,825)
Net unrealized gains	$363,155,071
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Special Large Cap Value Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$48,196,822	$0	$0	$48,196,822
Consumer discretionary	74,030,368	0	0	74,030,368
Consumer staples	112,553,437	0	0	112,553,437
Energy	92,597,483	0	0	92,597,483
Financials	306,535,627	0	0	306,535,627
Health care	175,486,319	0	0	175,486,319
Industrials	204,410,162	0	0	204,410,162
Information technology	110,517,942	0	0	110,517,942
Materials	62,139,603	0	0	62,139,603
Real estate	83,703,456	0	0	83,703,456
Utilities	41,678,155	0	0	41,678,155
Short-term investments
Investment companies	17,272,868	0	0	17,272,868
Total assets	$1,329,122,242	$0	$0	$1,329,122,242
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the year ended July 31, 2024, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. Prior to March 4, 2024, Allspring Investments received a fee at an annual rate which started at 0.35% and declined to 0.25% as the average daily net assets of the Fund increased.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Special Large Cap Value Fund | 17

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:

	EXPENSE RATIO CAPS	RATE PRIOR TO MARCH 4, 2024
Class A	1.01%	1.10%
Class C	1.76	1.85
Class R6	0.59	0.65
Administrator Class	0.94	0.95
Institutional Class	0.69	0.70
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2024, Allspring Funds Distributor received $1,413 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended July 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2024 were $461,222,692 and $411,747,011, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of
18 | Allspring Special Large Cap Value Fund

Notes to financial statements
the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2024	2023
Ordinary income	$11,446,121	$20,300,841
Long-term capital gain	22,601,530	46,011,579
As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$10,695,511	$59,009,011	$363,155,071
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Special Large Cap Value Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special Large Cap Value Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 25, 2024
20 | Allspring Special Large Cap Value Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $22,601,530 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $11,446,121 of income dividends paid during the fiscal year ended July 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2024, $752,600 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special Large Cap Value Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Special Large Cap Value Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special Large Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Special Large Cap Value Fund | 23

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one- and five-year periods under review, and in range of the average investment performance of the Universe for the three- and ten-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 1000 Value Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board noted Allspring Funds Management had agreed to reduce the net operating expense caps for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class, except for the Administrator Class, which was higher than the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

24 | Allspring Special Large Cap Value Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Special Large Cap Value Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4302 07-24

Allspring Large Cap Core Fund
Long Form Financial Statements
Annual Report
July 31, 2024

Allspring Large Cap Core Fund | 1

Portfolio of investments—July 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.46%
Communication services: 7.65%
Entertainment: 1.88%
Netflix, Inc.†	15,635	$9,824,252
Interactive media & services: 4.03%
Alphabet, Inc. Class C	121,182	20,982,663
Media: 1.74%
Fox Corp. Class A	238,595	9,076,154
Consumer discretionary: 10.78%
Broadline retail: 2.57%
Amazon.com, Inc.†	71,605	13,388,703
Hotels, restaurants & leisure: 1.83%
Royal Caribbean Cruises Ltd.†	60,767	9,523,404
Household durables: 4.56%
Lennar Corp. Class A	65,125	11,522,566
PulteGroup, Inc.	92,950	12,269,400
		23,791,966
Specialty retail: 1.82%
Ross Stores, Inc.	66,295	9,495,433
Consumer staples: 4.17%
Consumer staples distribution & retail : 2.14%
Costco Wholesale Corp.	13,574	11,157,828
Household products: 2.03%
Colgate-Palmolive Co.	106,610	10,574,646
Energy: 6.29%
Energy equipment & services: 1.31%
Halliburton Co.	196,720	6,822,250
Oil, gas & consumable fuels: 4.98%
ConocoPhillips	64,669	7,191,193
Diamondback Energy, Inc.	51,446	10,408,040
EOG Resources, Inc.	65,918	8,358,402
		25,957,635
Financials: 9.94%
Banks: 6.80%
Citigroup, Inc.	104,097	6,753,813
Citizens Financial Group, Inc.	146,862	6,266,602
First Citizens BancShares, Inc. Class A	5,764	12,033,445
JPMorgan Chase & Co.	48,674	10,357,827
		35,411,687
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Core Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Capital markets: 3.14%
Goldman Sachs Group, Inc.	20,235	$10,300,222
Virtu Financial, Inc. Class A	222,379	6,075,395
		16,375,617
Health care: 13.80%
Biotechnology: 7.07%
AbbVie, Inc.	41,932	7,770,838
Amgen, Inc.	31,882	10,599,809
Regeneron Pharmaceuticals, Inc.†	9,387	10,130,356
United Therapeutics Corp.†	26,703	8,365,783
		36,866,786
Health care equipment & supplies: 3.44%
Edwards Lifesciences Corp.†	92,601	5,838,493
Intuitive Surgical, Inc.†	27,186	12,087,168
		17,925,661
Health care providers & services: 3.29%
Cencora, Inc.	39,632	9,427,660
UnitedHealth Group, Inc.	13,351	7,692,312
		17,119,972
Industrials: 9.86%
Commercial services & supplies: 1.72%
Copart, Inc.†	171,724	8,986,317
Construction & engineering: 2.18%
EMCOR Group, Inc.	30,245	11,355,183
Electrical equipment: 1.57%
nVent Electric PLC	112,911	8,200,726
Machinery: 2.56%
AGCO Corp.	55,282	5,219,727
PACCAR, Inc.	82,396	8,129,189
		13,348,916
Passenger airlines: 1.83%
United Airlines Holdings, Inc.†	209,811	9,529,615
Information technology: 28.59%
Communications equipment: 2.28%
Arista Networks, Inc.†	34,332	11,897,755
Semiconductors & semiconductor equipment: 9.27%
Applied Materials, Inc.	54,239	11,509,516
Broadcom, Inc.	88,750	14,260,350
KLA Corp.	15,356	12,639,063
QUALCOMM, Inc.	54,907	9,935,421
		48,344,350
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 3

Portfolio of investments—July 31, 2024

	Shares	Value
Software: 12.16%
Adobe, Inc.†	12,516	$6,904,451
Cadence Design Systems, Inc.†	27,113	7,257,066
Datadog, Inc. Class A†	77,363	9,008,148
Microsoft Corp.	69,467	29,061,519
Oracle Corp.	79,897	11,141,637
		63,372,821
Technology hardware, storage & peripherals: 4.88%
Apple, Inc.	114,508	25,429,937
Materials: 4.10%
Chemicals: 1.02%
CF Industries Holdings, Inc.	69,408	5,302,077
Metals & mining: 3.08%
Nucor Corp.	47,146	7,681,969
Reliance, Inc.	27,599	8,405,552
		16,087,521
Real estate: 3.28%
Retail REITs : 2.01%
Simon Property Group, Inc.	68,424	10,498,978
Specialized REITs : 1.27%
Weyerhaeuser Co.	207,984	6,605,572
Total common stocks (Cost $314,378,994)		513,254,425

		Yield
Short-term investments: 1.45%
Investment companies: 1.45%
Allspring Government Money Market Fund Select Class♠∞		5.25%	7,562,931	7,562,931
Total short-term investments (Cost $7,562,931)				7,562,931
Total investments in securities (Cost $321,941,925)	99.91%			520,817,356
Other assets and liabilities, net	0.09			491,209
Total net assets	100.00%			$521,308,565

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Core Fund

Portfolio of investments—July 31, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,847,600	$39,266,186	$(36,550,855)	$0	$0	$7,562,931	7,562,931	$336,202
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	20	9-20-2024	$5,549,914	$5,558,000	$8,086	$0
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 5

Statement of assets and liabilities—July 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $314,378,994)	$513,254,425
Investments in affiliated securities, at value (cost $7,562,931)	7,562,931
Cash at broker segregated for futures contracts	392,000
Receivable for Fund shares sold	319,354
Receivable for dividends	284,583
Receivable for daily variation margin on open futures contracts	85,500
Prepaid expenses and other assets	70,569
Total assets	521,969,362
Liabilities
Management fee payable	233,631
Payable for Fund shares redeemed	172,304
Shareholder servicing fees payable	140,513
Administration fees payable	81,848
Distribution fees payable	4,014
Accrued expenses and other liabilities	28,487
Total liabilities	660,797
Total net assets	$521,308,565
Net assets consist of
Paid-in capital	$284,140,298
Total distributable earnings	237,168,267
Total net assets	$521,308,565
Computation of net asset value and offering price per share
Net assets–Class A	$402,314,824
Shares outstanding–Class A1	21,875,323
Net asset value per share–Class A	$18.39
Maximum offering price per share – Class A2	$19.51
Net assets–Class C	$6,318,927
Shares outstanding–Class C1	356,288
Net asset value per share–Class C	$17.74
Net assets–Class R6	$3,183,020
Shares outstanding–Class R6[1]	171,345
Net asset value per share–Class R6	$18.58
Net assets–Administrator Class	$1,949,538
Shares outstanding–Administrator Class[1]	103,135
Net asset value per share–Administrator Class	$18.90
Net assets–Institutional Class	$107,542,256
Shares outstanding–Institutional Class[1]	5,780,739
Net asset value per share–Institutional Class	$18.60
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Core Fund

Statement of operations—year ended July 31, 2024
Statement of operations
Investment income
Dividends	$6,289,139
Income from affiliated securities	336,202
Interest	18,584
Total investment income	6,643,925
Expenses
Management fee	3,305,475
Administration fees
Class A	731,353
Class C	15,535
Class R6	963
Administrator Class	2,512
Institutional Class	121,889
Shareholder servicing fees
Class A	914,191
Class C	19,157
Administrator Class	4,771
Distribution fees
Class C	57,463
Custody and accounting fees	31,587
Professional fees	69,957
Registration fees	85,527
Shareholder report expenses	42,550
Trustees’ fees and expenses	22,831
Other fees and expenses	30,481
Total expenses	5,456,242
Less: Fee waivers and/or expense reimbursements
Fund-level	(613,507)
Class A	(141,611)
Class C	(1)
Class R6	(285)
Administrator Class	(680)
Institutional Class	(84,460)
Net expenses	4,615,698
Net investment income	2,028,227
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 7

Statement of operations—year ended July 31, 2024
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	$43,183,698
Futures contracts	736,712
Net realized gains on investments	43,920,410
Net change in unrealized gains (losses) on
Unaffiliated securities	47,204,958
Futures contracts	(125,575)
Net change in unrealized gains (losses) on investments	47,079,383
Net realized and unrealized gains (losses) on investments	90,999,793
Net increase in net assets resulting from operations	$93,028,020
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Core Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
Operations
Net investment income		$2,028,227		$3,072,563
Net realized gains on investments		43,920,410		34,410,415
Net change in unrealized gains (losses) on investments		47,079,383		28,081,774
Net increase in net assets resulting from operations		93,028,020		65,564,752
Distributions to shareholders from
Net investment income and net realized gains
Class A		(28,260,966)		(33,915,521)
Class C		(625,245)		(1,532,255)
Class R		N/A		(18,398)[1]
Class R6		(277,421)		(479,983)
Administrator Class		(157,450)		(166,659)
Institutional Class		(7,219,152)		(9,427,219)
Total distributions to shareholders		(36,540,234)		(45,540,035)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,071,331	17,521,352	856,635	12,585,252
Class C	73,221	1,142,952	74,538	1,031,897
Class R	N/A	N/A	4,193 [1]	65,543 [1]
Class R6	29,614	504,101	99,783	1,527,025
Administrator Class	20,739	356,093	32,969	488,099
Institutional Class	1,052,444	17,780,213	825,073	12,088,888
		37,304,711		27,786,704
Reinvestment of distributions
Class A	1,754,766	27,004,386	2,282,707	32,296,216
Class C	41,929	620,970	110,947	1,517,749
Class R	N/A	N/A	1,288 [1]	18,398 [1]
Class R6	2,883	44,896	7,651	109,454
Administrator Class	9,907	156,738	11,421	165,760
Institutional Class	455,501	7,102,424	638,501	9,137,834
		34,929,414		43,245,411
Payment for shares redeemed
Class A	(2,405,518)	(39,999,039)	(2,557,397)	(38,070,679)
Class C	(465,119)	(7,279,129)	(653,371)	(9,360,898)
Class R	N/A	N/A	(756)[1]	(11,998)[1]
Class R6	(67,924)	(1,128,888)	(184,358)	(2,705,739)
Administrator Class	(44,479)	(756,670)	(21,621)	(319,966)
Institutional Class	(1,174,476)	(19,589,166)	(2,691,916)	(40,963,613)
		(68,752,892)		(91,432,893)
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
	Shares		Shares
Share conversions
Class A	0	$0	13,839 [2]	$215,361 [2]
Class R	0	0	(13,634)[2]	(215,361)[2]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		3,481,233		(20,400,778)
Total increase (decrease) in net assets		59,969,019		(376,061)
Net assets
Beginning of period		461,339,546		461,715,607
End of period		$521,308,565		$461,339,546
2 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Core Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.49	$15.85	$18.77	$15.71	$18.57
Net investment income	0.06 [1]	0.10 [1]	0.09	0.08 [1]	0.14
Net realized and unrealized gains (losses) on investments	3.17	2.21	(0.55)	5.33	0.51
Total from investment operations	3.23	2.31	(0.46)	5.41	0.65
Distributions to shareholders from
Net investment income	(0.09)	(0.12)	(0.04)	(0.15)	(0.29)
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(1.33)	(1.67)	(2.46)	(2.35)	(3.51)
Net asset value, end of period	$18.39	$16.49	$15.85	$18.77	$15.71
Total return[2]	21.20%	16.41%	(3.66)%	37.90%	2.86%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	1.20%	1.23%	1.23%
Net expenses	1.04%	1.05%	1.06%	1.06%	1.06%
Net investment income	0.37%	0.66%	0.52%	0.49%	0.97%
Supplemental data
Portfolio turnover rate	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$402,315	$353,855	$330,584	$366,731	$300,373

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.98	$15.40	$18.39	$15.41	$18.22
Net investment income (loss)	(0.06)[1]	(0.11)[1]	(0.05)[1]	(0.04)[1]	0.03
Net realized and unrealized gains (losses) on investments	3.06	2.24	(0.52)	5.23	0.47
Total from investment operations	3.00	2.13	(0.57)	5.19	0.50
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	(0.09)
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(1.24)	(1.55)	(2.42)	(2.21)	(3.31)
Net asset value, end of period	$17.74	$15.98	$15.40	$18.39	$15.41
Total return[2]	20.28%	15.55%	(4.39)%	36.87%	2.01%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.96%	1.94%	1.98%	1.97%
Net expenses	1.82%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	(0.35)%	(0.07)%	(0.27)%	(0.25)%	0.21%
Supplemental data
Portfolio turnover rate	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$6,319	$11,285	$18,081	$28,335	$33,405

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.65	$15.99	$18.91	$15.81	$18.68
Net investment income	0.13 [1]	0.16 [1]	0.17	0.16	0.24 [1]
Net realized and unrealized gains (losses) on investments	3.20	2.23	(0.55)	5.36	0.48
Total from investment operations	3.33	2.39	(0.38)	5.52	0.72
Distributions to shareholders from
Net investment income	(0.16)	(0.18)	(0.12)	(0.22)	(0.37)
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(1.40)	(1.73)	(2.54)	(2.42)	(3.59)
Net asset value, end of period	$18.58	$16.65	$15.99	$18.91	$15.81
Total return[2]	21.65%	16.92%	(3.25)%	38.47%	3.23%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.77%	0.80%	0.79%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.78%	1.09%	0.92%	0.92%	1.40%
Supplemental data
Portfolio turnover rate	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$3,183	$3,442	$4,535	$5,928	$6,570

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.91	$16.22	$19.16	$15.96	$18.82
Net investment income	0.08 [1]	0.11 [1]	0.10 [1]	0.10 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	3.25	2.27	(0.55)	5.43	0.49
Total from investment operations	3.33	2.38	(0.45)	5.53	0.67
Distributions to shareholders from
Net investment income	(0.10)	(0.14)	(0.07)	(0.13)	(0.31)
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(1.34)	(1.69)	(2.49)	(2.33)	(3.53)
Net asset value, end of period	$18.90	$16.91	$16.22	$19.16	$15.96
Total return[2]	21.29%	16.51%	(3.57)%	38.04%	2.90%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.11%	1.15%	1.13%
Net expenses	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	0.46%	0.72%	0.56%	0.58%	1.04%
Supplemental data
Portfolio turnover rate	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$1,950	$1,978	$1,528	$2,531	$2,241

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.67	$16.01	$18.93	$15.83	$18.70
Net investment income	0.12 [1]	0.16 [1]	0.16	0.19	0.24 [1]
Net realized and unrealized gains (losses) on investments	3.20	2.23	(0.55)	5.33	0.48
Total from investment operations	3.32	2.39	(0.39)	5.52	0.72
Distributions to shareholders from
Net investment income	(0.15)	(0.18)	(0.11)	(0.22)	(0.37)
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)
Total distributions to shareholders	(1.39)	(1.73)	(2.53)	(2.42)	(3.59)
Net asset value, end of period	$18.60	$16.67	$16.01	$18.93	$15.83
Total return[2]	21.59%	16.89%	(3.27)%	38.42%	3.22%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.87%	0.90%	0.89%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.73%	1.05%	0.91%	0.90%	1.40%
Supplemental data
Portfolio turnover rate	31%	26%	31%	46%	28%
Net assets, end of period (000s omitted)	$107,542	$90,779	$106,846	$132,167	$145,425

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 15

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund  is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund  fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
16 | Allspring Large Cap Core Fund

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the aggregate cost of all investments for federal income tax purposes was $322,245,688 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$209,999,441
Gross unrealized losses	(11,419,687)
Net unrealized gains	$198,579,754
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Core Fund | 17

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$39,883,069	$0	$0	$39,883,069
Consumer discretionary	56,199,506	0	0	56,199,506
Consumer staples	21,732,474	0	0	21,732,474
Energy	32,779,885	0	0	32,779,885
Financials	51,787,304	0	0	51,787,304
Health care	71,912,419	0	0	71,912,419
Industrials	51,420,757	0	0	51,420,757
Information technology	149,044,863	0	0	149,044,863
Materials	21,389,598	0	0	21,389,598
Real estate	17,104,550	0	0	17,104,550
Short-term investments
Investment companies	7,562,931	0	0	7,562,931
	520,817,356	0	0	520,817,356
Futures contracts	8,086	0	0	8,086
Total assets	$520,825,442	$0	$0	$520,825,442
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the year ended July 31, 2024, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.
18 | Allspring Large Cap Core Fund

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Class R6	0.65
Administrator Class	0.97
Institutional Class	0.67
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2024, Allspring Funds Distributor received $2,316 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended July 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2024 were $143,325,625 and $176,095,083, respectively.
Allspring Large Cap Core Fund | 19

Notes to financial statements
6.
DERIVATIVE TRANSACTIONS
During the year ended July 31, 2024, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $4,842,174 in long futures contracts during the year ended July 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2024	2023
Ordinary income	$4,705,583	$6,144,629
Long-term capital gain	31,834,651	39,395,406
As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$7,435,631	$31,152,926	$198,579,754
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
20 | Allspring Large Cap Core Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Large Cap Core Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, transfer agent, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 25, 2024
Allspring Large Cap Core Fund | 21

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 74% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $31,834,651 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $3,511,431 of income dividends paid during the fiscal year ended July 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2024, $112,271 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended July 31, 2024, $1,726,584 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring Large Cap Core Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Large Cap Core Fund | 23

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Large Cap Core Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

24 | Allspring Large Cap Core Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the S&P 500 Index, for the three-year period under review, and lower for the one-, five-, and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except the Administrator Class, which was equal to the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class, except the Administrator Class, which was higher than the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Large Cap Core Fund | 25

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

26 | Allspring Large Cap Core Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4314 07-24

Allspring Premier Large Company Growth Fund
Long Form Financial Statements
Annual Report
July 31, 2024

Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—July 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 100.01%
Communication services: 13.33%
Entertainment: 4.48%
Live Nation Entertainment, Inc.†	143,913	$13,842,992
Roblox Corp. Class A†	358,800	14,897,376
Spotify Technology SA†	47,013	16,169,651
Take-Two Interactive Software, Inc.†	97,064	14,611,044
		59,521,063
Interactive media & services: 8.09%
Alphabet, Inc. Class A	125,411	21,513,003
Alphabet, Inc. Class C	104,822	18,149,929
Meta Platforms, Inc. Class A	142,561	67,692,240
		107,355,172
Media: 0.76%
Trade Desk, Inc. Class A†	112,181	10,082,828
Consumer discretionary: 15.56%
Broadline retail: 6.76%
Amazon.com, Inc.†	385,941	72,163,248
MercadoLibre, Inc.†	10,495	17,515,106
		89,678,354
Hotels, restaurants & leisure: 4.96%
Booking Holdings, Inc.	4,800	17,832,048
Chipotle Mexican Grill, Inc.†	154,200	8,376,144
DoorDash, Inc. Class A†	98,694	10,927,400
DraftKings, Inc. Class A†	186,483	6,890,547
Hilton Worldwide Holdings, Inc.	70,623	15,160,639
Viking Holdings Ltd.†	187,254	6,684,968
		65,871,746
Household durables: 0.70%
PulteGroup, Inc.	70,200	9,266,400
Specialty retail: 1.34%
AutoZone, Inc.†	5,666	17,755,487
Textiles, apparel & luxury goods: 1.80%
Deckers Outdoor Corp.†	17,646	16,280,729
On Holding AG Class A†	183,853	7,615,191
		23,895,920
Consumer staples: 0.67%
Personal care products: 0.67%
BellRing Brands, Inc.†	173,384	8,891,132
The accompanying notes are an integral part of these financial statements.
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Financials: 7.19%
Capital markets: 3.51%
S&P Global, Inc.	44,318	$21,482,264
Tradeweb Markets, Inc. Class A	224,330	25,053,175
		46,535,439
Financial services: 1.87%
Mastercard, Inc. Class A	53,599	24,854,392
Insurance: 1.81%
Kinsale Capital Group, Inc.	21,818	9,972,353
Progressive Corp.	65,600	14,046,272
		24,018,625
Health care: 11.21%
Biotechnology: 2.40%
Natera, Inc.†	98,675	10,103,333
Neurocrine Biosciences, Inc.†	85,341	12,081,726
Vertex Pharmaceuticals, Inc.†	19,600	9,716,112
		31,901,171
Health care equipment & supplies: 2.34%
Boston Scientific Corp.†	229,670	16,968,019
Intuitive Surgical, Inc.†	31,800	14,138,598
		31,106,617
Life sciences tools & services: 1.17%
Thermo Fisher Scientific, Inc.	25,226	15,472,115
Pharmaceuticals: 5.30%
Eli Lilly & Co.	67,308	54,133,805
Novo Nordisk AS ADR	121,746	16,147,172
		70,280,977
Industrials: 10.54%
Aerospace & defense: 2.92%
Axon Enterprise, Inc.†	46,670	14,001,467
General Electric Co.	88,500	15,062,700
HEICO Corp.	40,319	9,730,587
		38,794,754
Commercial services & supplies: 2.18%
Copart, Inc.†	286,820	15,009,290
Tetra Tech, Inc.	65,258	13,915,616
		28,924,906
Construction & engineering: 1.48%
Quanta Services, Inc.	73,900	19,611,582
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—July 31, 2024

	Shares	Value
Electrical equipment: 2.24%
Eaton Corp. PLC	53,643	$16,349,850
Vertiv Holdings Co.	170,494	13,417,878
		29,767,728
Ground transportation: 1.72%
Uber Technologies, Inc.†	352,872	22,749,658
Information technology: 39.14%
Communications equipment: 1.98%
Arista Networks, Inc.†	75,901	26,303,492
Semiconductors & semiconductor equipment: 13.57%
Astera Labs, Inc.†	116,567	5,110,297
Microchip Technology, Inc.	96,371	8,555,818
Monolithic Power Systems, Inc.	23,835	20,571,750
NVIDIA Corp.	1,245,808	145,784,452
		180,022,317
Software: 19.97%
AppLovin Corp. Class A†	129,685	9,998,713
Cadence Design Systems, Inc.†	78,734	21,073,942
Datadog, Inc. Class A†	99,085	11,537,457
Fair Isaac Corp.†	16,622	26,595,200
Microsoft Corp.	333,142	139,369,956
Monday.com Ltd.†	41,543	9,546,997
Palo Alto Networks, Inc.†	47,827	15,530,862
Samsara, Inc. Class A†	184,200	7,051,176
ServiceNow, Inc.†	29,910	24,358,405
		265,062,708
Technology hardware, storage & peripherals: 3.62%
Apple, Inc.	216,580	48,098,086
Materials: 1.23%
Chemicals: 1.23%
Linde PLC	36,040	16,344,140
Utilities: 1.14%
Electric utilities: 1.14%
NextEra Energy, Inc.	197,196	15,063,802
Total common stocks (Cost $644,022,899)		1,327,230,611
The accompanying notes are an integral part of these financial statements.
4 | Allspring Premier Large Company Growth Fund

Portfolio of investments—July 31, 2024

		Yield	Shares	Value
Short-term investments: 0.08%
Investment companies: 0.08%
Allspring Government Money Market Fund Select Class♠∞		5.25%	1,141,038	$1,141,038
Total short-term investments (Cost $1,141,038)				1,141,038
Total investments in securities (Cost $645,163,937)	100.09%			1,328,371,649
Other assets and liabilities, net	(0.09)			(1,220,454)
Total net assets	100.00%			$1,327,151,195

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,213,422	$312,192,125	$(325,264,509)	$0	$0	$1,141,038	1,141,038	$238,787
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 5

Statement of assets and liabilities—July 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $644,022,899)	$1,327,230,611
Investments in affiliated securities, at value (cost $1,141,038)	1,141,038
Cash	1,567
Receivable for investments sold	3,504,181
Receivable for Fund shares sold	253,857
Receivable for dividends	63,353
Prepaid expenses and other assets	62,042
Total assets	1,332,256,649
Liabilities
Payable for investments purchased	3,258,067
Management fee payable	698,545
Payable for Fund shares redeemed	624,827
Shareholder servicing fee payable	229,802
Administration fees payable	207,365
Distribution fee payable	7,498
Accrued expenses and other liabilities	79,350
Total liabilities	5,105,454
Total net assets	$1,327,151,195
Net assets consist of
Paid-in capital	$473,234,748
Total distributable earnings	853,916,447
Total net assets	$1,327,151,195
Computation of net asset value and offering price per share
Net assets–Class A	$1,028,666,472
Shares outstanding–Class A1	91,804,701
Net asset value per share–Class A	$11.20
Maximum offering price per share – Class A2	$11.88
Net assets–Class C	$11,243,753
Shares outstanding–Class C1	2,623,996
Net asset value per share–Class C	$4.28
Net assets–Class R6	$59,318,986
Shares outstanding–Class R6[1]	4,469,689
Net asset value per share–Class R6	$13.27
Net assets–Administrator Class	$21,897,514
Shares outstanding–Administrator Class[1]	1,853,715
Net asset value per share–Administrator Class	$11.81
Net assets–Institutional Class	$206,024,470
Shares outstanding–Institutional Class[1]	15,716,751
Net asset value per share–Institutional Class	$13.11
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Premier Large Company Growth Fund

Statement of operations—year ended July 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $15,544)	$4,477,472
Income from affiliated securities	238,787
Interest (net of foreign withholding taxes of $17,735)	103,725
Total investment income	4,819,984
Expenses
Management fee	9,346,270
Administration fees
Class A	1,933,608
Class C	27,141
Class R6	47,926
Administrator Class	26,831
Institutional Class	285,369
Shareholder servicing fees
Class A	2,416,151
Class C	33,814
Administrator Class	50,857
Distribution fee
Class C	100,687
Custody and accounting fees	26,989
Professional fees	100,817
Registration fees	73,522
Shareholder report expenses	57,482
Trustees’ fees and expenses	18,086
Other fees and expenses	85,654
Total expenses	14,631,204
Less: Fee waivers and/or expense reimbursements
Fund-level	(689,373)
Class A	(191,009)
Class C	(58)
Class R6	(37,758)
Administrator Class	(6,759)
Institutional Class	(183,569)
Net expenses	13,522,678
Net investment loss	(8,702,694)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	414,697,089
Foreign currency and foreign currency translations	267
Net realized gains on investments	414,697,356
Net change in unrealized gains (losses) on investments	(125,371,300)
Net realized and unrealized gains (losses) on investments	289,326,056
Net increase in net assets resulting from operations	$280,623,362
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
Operations
Net investment loss		$(8,702,694)		$(7,816,992)
Net realized gains on investments		414,697,356		264,655,041
Net change in unrealized gains (losses) on investments		(125,371,300)		(103,332,968)
Net increase in net assets resulting from operations		280,623,362		153,505,081
Distributions to shareholders from
Net investment income and net realized gains
Class A		(298,255,447)		0
Class C		(8,797,555)		0
Class R6		(106,478,877)		0
Administrator Class		(6,069,326)		0
Institutional Class		(66,503,353)		0
Total distributions to shareholders		(486,104,558)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,115,132	32,403,763	1,581,286	17,119,149
Class C	162,604	770,147	173,414	1,054,752
Class R4	N/A	N/A	260 [1]	3,038 [1]
Class R6	1,391,724	17,725,062	5,084,518	62,941,438
Administrator Class	194,969	2,199,207	98,765	1,119,557
Institutional Class	2,105,935	25,636,625	2,249,445	27,203,504
		78,734,804		109,441,438
Reinvestment of distributions
Class A	28,893,055	280,519,318	0	0
Class C	2,102,349	8,572,065	0	0
Class R6	8,472,343	102,900,619	0	0
Administrator Class	565,128	5,768,444	0	0
Institutional Class	5,324,748	59,936,119	0	0
		457,696,565		0
Payment for shares redeemed
Class A	(16,185,473)	(168,869,014)	(12,407,359)	(135,983,194)
Class C	(2,024,469)	(9,274,880)	(1,298,681)	(8,021,717)
Class R4	N/A	N/A	(58)[1]	(685)[1]
Class R6	(64,841,478)	(788,627,365)	(11,811,125)	(144,843,850)
Administrator Class	(472,041)	(5,255,922)	(417,909)	(4,693,155)
Institutional Class	(10,769,542)	(129,491,425)	(15,141,286)	(185,269,160)
		(1,101,518,606)		(478,811,761)
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R4 shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Premier Large Company Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
	Shares		Shares
Share conversions
Class R4	0	$0	(10,364)[2]	$(138,351)[2]
Institutional Class	0	0	10,167 [2]	138,351 [2]
		0		0
Net decrease in net assets resulting from capital share transactions		(565,087,237)		(369,370,323)
Total decrease in net assets		(770,568,433)		(215,865,242)
Net assets
Beginning of period		2,097,719,628		2,313,584,870
End of period		$1,327,151,195		$2,097,719,628
2 Effective at the close of business on June 16, 2023, Class R4 shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.55	$11.54	$19.28	$16.08	$14.19
Net investment loss	(0.08)[1]	(0.07)[1]	(0.11)[1]	(0.13)[1]	(0.07)
Net realized and unrealized gains (losses) on investments	2.48	1.08	(3.54)	5.36	3.07
Total from investment operations	2.40	1.01	(3.65)	5.23	3.00
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$11.20	$12.55	$11.54	$19.28	$16.08
Total return[2]	26.70%	8.75%	(24.02)%	34.93%	22.78%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.15%	1.13%	1.13%	1.14%
Net expenses	1.09%	1.09%	1.10%	1.10%	1.10%
Net investment loss	(0.75)%	(0.61)%	(0.75)%	(0.77)%	(0.52)%
Supplemental data
Portfolio turnover rate	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$1,028,666	$953,527	$1,001,892	$1,501,805	$1,178,453

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.12	$6.60	$12.85	$11.40	$10.45
Net investment loss	(0.07)[1]	(0.09)[1]	(0.14)[1]	(0.18)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	0.98	0.61	(2.02)	3.66	2.19
Total from investment operations	0.91	0.52	(2.16)	3.48	2.06
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$4.28	$7.12	$6.60	$12.85	$11.40
Total return[2]	25.72%	7.88%	(24.57)%	33.80%	21.87%
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.89%	1.86%	1.87%	1.89%
Net expenses	1.85%	1.86%	1.85%	1.86%	1.86%
Net investment loss	(1.51)%	(1.37)%	(1.51)%	(1.52)%	(1.27)%
Supplemental data
Portfolio turnover rate	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$11,244	$16,979	$23,163	$58,524	$111,046

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.13	$12.94	$21.03	$17.31	$15.12
Net investment loss	(0.03)[1]	(0.02)[1]	(0.05)[1]	(0.06)[1]	(0.01)
Net realized and unrealized gains (losses) on investments	2.92	1.21	(3.95)	5.81	3.31
Total from investment operations	2.89	1.19	(4.00)	5.75	3.30
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$13.27	$14.13	$12.94	$21.03	$17.31
Total return[2]	27.29%	9.20%	(23.64)%	35.49%	23.39%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.72%	0.70%	0.70%	0.71%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment loss	(0.22)%	(0.17)%	(0.30)%	(0.32)%	(0.07)%
Supplemental data
Portfolio turnover rate	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$59,319	$839,917	$856,050	$1,179,098	$954,852

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.02	$11.96	$19.82	$16.47	$14.48
Net investment loss	(0.07)[1]	(0.06)[1]	(0.11)[1]	(0.12)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	2.61	1.12	(3.66)	5.50	3.16
Total from investment operations	2.54	1.06	(3.77)	5.38	3.10
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$11.81	$13.02	$11.96	$19.82	$16.47
Total return[2]	26.83%	8.86%	(23.96)%	35.02%	23.02%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.06%	1.04%	1.05%	1.06%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.66)%	(0.52)%	(0.68)%	(0.67)%	(0.42)%
Supplemental data
Portfolio turnover rate	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$21,898	$20,383	$22,546	$65,665	$54,341

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.01	$12.83	$20.90	$17.22	$15.06
Net investment loss	(0.04)[1]	(0.03)[1]	(0.06)[1]	(0.07)[1]	(0.02)[1]
Net realized and unrealized gains (losses) on investments	2.89	1.21	(3.92)	5.78	3.29
Total from investment operations	2.85	1.18	(3.98)	5.71	3.27
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)
Net asset value, end of period	$13.11	$14.01	$12.83	$20.90	$17.22
Total return[2]	27.24%	9.20%	(23.70)%	35.43%	23.28%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.80%	0.80%	0.81%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment loss	(0.36)%	(0.21)%	(0.35)%	(0.37)%	(0.12)%
Supplemental data
Portfolio turnover rate	47%	76%	54%	48%	45%
Net assets, end of period (000s omitted)	$206,024	$266,914	$409,806	$677,437	$648,357

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Premier Large Company Growth Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R4 shares became Institutional Class shares in a tax-free conversion. Shareholders of Class R4 received Institutional Class shares at a value equal to the value of their Class R4 shares immediately prior to the conversion. Class R4 shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
Allspring Premier Large Company Growth Fund | 15

Notes to financial statements
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the aggregate cost of all investments for federal income tax purposes was $648,149,569 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$680,973,631
Gross unrealized losses	(751,551)
Net unrealized gains	$680,222,080
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$176,959,063	$0	$0	$176,959,063
Consumer discretionary	206,467,907	0	0	206,467,907
Consumer staples	8,891,132	0	0	8,891,132
Financials	95,408,456	0	0	95,408,456
Health care	148,760,880	0	0	148,760,880
Industrials	139,848,628	0	0	139,848,628
Information technology	519,486,603	0	0	519,486,603
Materials	16,344,140	0	0	16,344,140
Utilities	15,063,802	0	0	15,063,802
Short-term investments
Investment companies	1,141,038	0	0	1,141,038
Total assets	$1,328,371,649	$0	$0	$1,328,371,649
16 | Allspring Premier Large Company Growth Fund

Notes to financial statements
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the year ended July 31, 2024, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:
Allspring Premier Large Company Growth Fund | 17

Notes to financial statements

EXPENSE RATIO CAPS
Class A	1.10%
Class C	1.85
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.70
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2024, Allspring Funds Distributor received $12,059 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended July 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2024 were $660,502,393 and $1,716,833,439, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2024	2023
Ordinary income	$20,198,487	$0
Long-term capital gain	465,906,071	0
As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$1,973,426	$171,731,219	$680,222,080
18 | Allspring Premier Large Company Growth Fund

Notes to financial statements
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Premier Large Company Growth Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Premier Large Company Growth Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 25, 2024
20 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 17% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $465,906,071 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2024.
For the fiscal year ended July 31, 2024, $4,042,033 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Premier Large Company Growth Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board Consideration of Investment Management and Sub-Advisory Agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Premier Large Company Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the portfolio managers responsible for the day-to-day portfolio management of the Fund would be changing during the Summer of 2024, and the Board considered the revised portfolio management team that would be taking over portfolio management responsibilities. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Premier Large Company Growth Fund | 23

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all the one- and three-year periods under review, in range of the average investment performance of the Universe for the ten-year period under review, and lower for the five-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 1000 Growth Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class, except Class A, which was equal to the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

24 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Premier Large Company Growth Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4325 07-24

Allspring Growth
Fund
Long Form Financial Statements
Annual Report
July 31, 2024

Allspring Growth Fund | 1

Portfolio of investments—July 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 100.40%
Communication services: 12.20%
Entertainment: 1.53%
Live Nation Entertainment, Inc.†	161,127	$15,498,806
Roblox Corp. Class A†	536,223	22,263,979
Spotify Technology SA†	57,361	19,728,742
		57,491,527
Interactive media & services: 10.67%
Alphabet, Inc. Class A	875,750	150,226,155
Alphabet, Inc. Class C	216,129	37,422,737
Meta Platforms, Inc. Class A	446,258	211,896,686
		399,545,578
Consumer discretionary: 17.36%
Automobiles: 0.25%
Ferrari NV	22,252	9,190,299
Broadline retail: 9.73%
Amazon.com, Inc.†	1,697,219	317,346,009
MercadoLibre, Inc.†	28,255	47,154,769
		364,500,778
Hotels, restaurants & leisure: 4.42%
Booking Holdings, Inc.	14,784	54,922,708
Chipotle Mexican Grill, Inc.†	802,543	43,594,136
DoorDash, Inc. Class A†	191,459	21,198,341
DraftKings, Inc. Class A†	746,832	27,595,442
Viking Holdings Ltd.†	82,180	2,933,826
Wingstop, Inc.	41,063	15,352,634
		165,597,087
Household durables: 0.70%
PulteGroup, Inc.	197,548	26,076,336
Specialty retail: 1.65%
Boot Barn Holdings, Inc.†	256,340	34,216,263
O’Reilly Automotive, Inc.†	24,461	27,551,403
		61,767,666
Textiles, apparel & luxury goods: 0.61%
On Holding AG Class A†	555,172	22,995,224
Consumer staples: 0.98%
Personal care products: 0.98%
BellRing Brands, Inc.†	312,046	16,001,719
e.l.f. Beauty, Inc.†	118,822	20,506,301
		36,508,020
The accompanying notes are an integral part of these financial statements.
2 | Allspring Growth Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Financials: 8.43%
Capital markets: 3.90%
LPL Financial Holdings, Inc.	192,681	$42,682,695
S&P Global, Inc.	74,742	36,229,690
Tradeweb Markets, Inc. Class A	600,278	67,039,047
		145,951,432
Financial services: 3.47%
Mastercard, Inc. Class A	142,477	66,068,010
Visa, Inc. Class A	241,200	64,079,604
		130,147,614
Insurance: 1.06%
Kinsale Capital Group, Inc.	7,351	3,359,921
Progressive Corp.	169,159	36,220,325
		39,580,246
Health care: 6.73%
Biotechnology: 0.72%
Vertex Pharmaceuticals, Inc.†	54,366	26,950,313
Health care equipment & supplies: 2.48%
Boston Scientific Corp.†	617,807	45,643,581
Intuitive Surgical, Inc.†	79,474	35,334,935
TransMedics Group, Inc.†	84,221	11,981,280
		92,959,796
Health care technology: 1.14%
Veeva Systems, Inc. Class A†	221,426	42,498,292
Life sciences tools & services: 0.48%
Danaher Corp.	65,350	18,107,178
Pharmaceuticals: 1.91%
Eli Lilly & Co.	62,234	50,052,939
Novo Nordisk AS ADR	163,073	21,628,372
		71,681,311
Industrials: 8.19%
Aerospace & defense: 1.30%
General Electric Co.	153,301	26,091,830
TransDigm Group, Inc.	17,505	22,655,321
		48,747,151
Commercial services & supplies: 3.26%
Casella Waste Systems, Inc. Class A†	114,548	11,862,591
Copart, Inc.†	971,311	50,828,705
Tetra Tech, Inc.	146,804	31,304,485
Waste Connections, Inc.	157,968	28,081,971
		122,077,752
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 3

Portfolio of investments—July 31, 2024

	Shares	Value
Construction & engineering: 1.08%
Quanta Services, Inc.	152,390	$40,441,258
Electrical equipment: 0.78%
Vertiv Holdings Co.	369,206	29,056,512
Ground transportation: 1.48%
Uber Technologies, Inc.†	859,722	55,426,278
Professional services: 0.29%
Parsons Corp.†	120,200	10,982,674
Information technology: 44.10%
Communications equipment: 2.04%
Arista Networks, Inc.†	136,330	47,245,162
Motorola Solutions, Inc.	72,769	29,029,009
		76,274,171
Electronic equipment, instruments & components: 0.52%
Zebra Technologies Corp. Class A†	55,981	19,659,967
IT services: 0.51%
MongoDB, Inc.†	74,982	18,922,458
Semiconductors & semiconductor equipment: 15.58%
Advanced Micro Devices, Inc.†	252,021	36,411,994
Allegro MicroSystems, Inc.†	315,079	7,574,499
Analog Devices, Inc.	123,440	28,561,547
Entegris, Inc.	145,155	17,170,385
KLA Corp.	23,837	19,619,520
Microchip Technology, Inc.	429,252	38,108,993
Monolithic Power Systems, Inc.	78,995	68,179,794
NVIDIA Corp.	3,143,754	367,882,093
		583,508,825
Software: 19.06%
Cadence Design Systems, Inc.†	100,569	26,918,299
Clearwater Analytics Holdings, Inc. Class A†	76,170	1,489,123
Datadog, Inc. Class A†	281,585	32,787,757
Fair Isaac Corp.†	39,307	62,891,200
Manhattan Associates, Inc.†	107,991	27,578,742
Microsoft Corp.	1,044,842	437,109,651
Monday.com Ltd.†	87,911	20,202,827
Oracle Corp.	200,788	27,999,887
Palo Alto Networks, Inc.†	45,321	14,717,088
Samsara, Inc. Class A†	404,429	15,481,542
ServiceNow, Inc.†	57,067	46,474,794
		713,650,910
Technology hardware, storage & peripherals: 6.39%
Apple, Inc.	1,077,754	239,347,608
The accompanying notes are an integral part of these financial statements.
4 | Allspring Growth Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Materials: 2.41%
Chemicals: 1.89%
Linde PLC	99,999	$45,349,547
Sherwin-Williams Co.	72,553	25,451,592
		70,801,139
Construction materials: 0.52%
Vulcan Materials Co.	70,696	19,406,759
Total common stocks (Cost $1,571,458,661)		3,759,852,159

		Yield
Short-term investments: 0.36%
Investment companies: 0.36%
Allspring Government Money Market Fund Select Class♠∞		5.25%	13,492,505	13,492,505
Total short-term investments (Cost $13,492,505)				13,492,505
Total investments in securities (Cost $1,584,951,166)	100.76%			3,773,344,664
Other assets and liabilities, net	(0.76)			(28,413,883)
Total net assets	100.00%			$3,744,930,781

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,704,374	$554,886,396	$(557,098,265)	$0	$0	$13,492,505	13,492,505	$570,713
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 5

Statement of assets and liabilities—July 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,571,458,661)	$3,759,852,159
Investments in affiliated securities, at value (cost $13,492,505)	13,492,505
Receivable for investments sold	14,070,323
Receivable for Fund shares sold	624,070
Receivable for dividends	158,601
Prepaid expenses and other assets	225,425
Total assets	3,788,423,083
Liabilities
Payable for investments purchased	20,103,592
Payable for Fund shares redeemed	19,482,807
Management fee payable	2,208,869
Shareholder servicing fees payable	630,460
Administration fees payable	565,658
Distribution fee payable	11,440
Accrued expenses and other liabilities	489,476
Total liabilities	43,492,302
Total net assets	$3,744,930,781
Net assets consist of
Paid-in capital	$1,075,651,858
Total distributable earnings	2,669,278,923
Total net assets	$3,744,930,781
Computation of net asset value and offering price per share
Net assets–Class A	$2,639,797,307
Shares outstanding–Class A1	86,750,137
Net asset value per share–Class A	$30.43
Maximum offering price per share – Class A2	$32.29
Net assets–Class C	$17,510,168
Shares outstanding–Class C1	1,247,504
Net asset value per share–Class C	$14.04
Net assets–Class R6	$287,990,174
Shares outstanding–Class R6[1]	5,905,668
Net asset value per share–Class R6	$48.77
Net assets–Administrator Class	$233,589,172
Shares outstanding–Administrator Class[1]	5,716,663
Net asset value per share–Administrator Class	$40.86
Net assets–Institutional Class	$566,043,960
Shares outstanding–Institutional Class[1]	11,703,305
Net asset value per share–Institutional Class	$48.37
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Growth Fund

Statement of operations—year ended July 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $9,094)	$9,941,606
Income from affiliated securities	570,713
Interest	4,447
Total investment income	10,516,766
Expenses
Management fee	21,819,549
Administration fees
Class A	3,718,797
Class C	27,109
Class R6	98,489
Administrator Class	272,691
Institutional Class	827,228
Shareholder servicing fees
Class A	4,647,564
Class C	33,845
Administrator Class	522,234
Distribution fee
Class C	101,371
Custody and accounting fees	1,771
Professional fees	91,711
Registration fees	37,339
Shareholder report expenses	72,471
Trustees’ fees and expenses	23,949
Other fees and expenses	195,741
Total expenses	32,491,859
Less: Fee waivers and/or expense reimbursements
Fund-level	(916,751)
Class A	(698,610)
Class C	(50)
Class R6	(97,027)
Administrator Class	(255,028)
Institutional Class	(503,807)
Net expenses	30,020,586
Net investment loss	(19,503,820)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	589,828,966
Net change in unrealized gains (losses) on investments	46,561,150
Net realized and unrealized gains (losses) on investments	636,390,116
Net increase in net assets resulting from operations	$616,886,296
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
Operations
Net investment loss		$(19,503,820)		$(12,037,157)
Net realized gains on investments		589,828,966		196,383,515
Net change in unrealized gains (losses) on investments		46,561,150		125,274,437
Net increase in net assets resulting from operations		616,886,296		309,620,795
Distributions to shareholders from
Net investment income and net realized gains
Class A		(185,583,271)		(108,869,642)
Class C		(2,679,651)		(1,767,487)
Class R6		(23,028,123)		(15,329,845)
Administrator Class		(16,304,909)		(12,943,905)
Institutional Class		(45,640,370)		(38,192,678)
Total distributions to shareholders		(273,236,324)		(177,103,557)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	970,733	26,619,779	1,146,798	28,147,242
Class C	59,659	775,816	52,604	697,566
Class R6	571,647	25,254,852	1,983,266	76,624,251
Administrator Class	567,552	21,002,672	620,292	19,712,857
Institutional Class	2,080,310	90,544,686	2,966,448	109,317,521
		164,197,805		234,499,437
Reinvestment of distributions
Class A	7,152,606	178,242,948	4,695,691	104,666,950
Class C	222,406	2,568,784	144,818	1,691,480
Class R6	525,450	20,928,674	416,402	14,190,969
Administrator Class	479,242	16,021,049	439,148	12,757,242
Institutional Class	1,118,859	44,217,322	1,098,744	37,181,487
		261,978,777		170,488,128
Payment for shares redeemed
Class A	(10,389,005)	(289,416,389)	(9,939,680)	(241,340,204)
Class C	(364,073)	(4,821,792)	(466,357)	(6,100,134)
Class R6	(4,400,141)	(194,196,934)	(3,417,488)	(129,288,708)
Administrator Class	(1,990,778)	(73,171,321)	(4,324,799)	(131,201,214)
Institutional Class	(13,085,842)	(563,662,225)	(9,179,670)	(338,231,327)
		(1,125,268,661)		(846,161,587)
Net asset value of shares issued in acquisition
Class A	22,728,183	680,558,396	0	0
Class C	313,256	4,328,047	0	0
Administrator Class	586,997	23,607,350	0	0
Institutional Class	823,038	39,179,924	0	0
		747,673,717		0
Net increase (decrease) in net assets resulting from capital share transactions		48,581,638		(441,174,022)
Total increase (decrease) in net assets		392,231,610		(308,656,784)
Net assets
Beginning of period		3,352,699,171		3,661,355,955
End of period		$3,744,930,781		$3,352,699,171
The accompanying notes are an integral part of these financial statements.
8 | Allspring Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.83	$26.80	$47.16	$39.86	$35.56
Net investment loss	(0.22)[1]	(0.14)[1]	(0.30)[1]	(0.32)	(0.19)
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00
Net realized and unrealized gains (losses) on investments	5.75	2.79	(11.07)	13.52	8.77
Total from investment operations	5.53	2.65	(11.37)	13.20	8.58
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$30.43	$27.83	$26.80	$47.16	$39.86
Total return[3]	22.18%	11.39%	(29.35)%	35.61%[4]	27.08%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.16%	1.16%	1.17%
Net expenses	1.11%	1.14%	1.13%	1.14%	1.14%
Net investment loss	(0.77)%	(0.55)%	(0.85)%	(0.83)%	(0.59)%
Supplemental data
Portfolio turnover rate	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$2,639,797	$1,844,845	$1,885,963	$3,088,763	$2,443,132

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 0.01% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.51	$14.95	$30.47	$27.32	$25.87
Net investment loss	(0.21)[1]	(0.17)[1]	(0.34)[1]	(0.45)[1]	(0.32)[1]
Payment from affiliate	0.00	0.00	0.00	1.32	0.00
Net realized and unrealized gains (losses) on investments	2.67	1.35	(6.19)	8.18	6.05
Total from investment operations	2.46	1.18	(6.53)	9.05	5.73
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$14.04	$14.51	$14.95	$30.47	$27.32
Total return[2]	21.28%	10.52%	(29.54)%[3]	36.64%[4]	26.11%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.94%	1.89%	1.91%	1.92%
Net expenses	1.90%	1.91%	1.89%	1.91%	1.91%
Net investment loss	(1.55)%	(1.31)%	(1.61)%	(1.57)%	(1.35)%
Supplemental data
Portfolio turnover rate	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$17,510	$14,747	$19,208	$41,094	$114,123

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended July 31, 2022, the Fund received payments from a service provider which had a 0.14% impact on the total return.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 5.92% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.67	$39.94	$65.50	$53.17	$45.84
Net investment loss	(0.15)[1]	(0.04)[1]	(0.21)[1]	(0.23)	(0.07)
Net realized and unrealized gains (losses) on investments	9.18	4.39	(16.36)	18.46	11.68
Total from investment operations	9.03	4.35	(16.57)	18.23	11.61
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$48.77	$42.67	$39.94	$65.50	$53.17
Total return[2]	22.69%	11.92%	(29.05)%	36.19%	27.65%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.73%	0.73%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment loss	(0.35)%	(0.11)%	(0.41)%	(0.40)%	(0.15)%
Supplemental data
Portfolio turnover rate	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$287,990	$392,893	$408,403	$519,293	$391,705

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.31	$34.34	$57.75	$47.60	$41.58
Net investment loss	(0.23)[1]	(0.11)[1]	(0.31)[1]	(0.29)	(0.16)[1]
Net realized and unrealized gains (losses) on investments	7.71	3.70	(14.11)	16.34	10.46
Total from investment operations	7.48	3.59	(14.42)	16.05	10.30
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$40.86	$36.31	$34.34	$57.75	$47.60
Total return[2]	22.38%	11.60%	(29.22)%	35.82%	27.31%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.08%	1.08%	1.09%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.61)%	(0.35)%	(0.68)%	(0.65)%	(0.40)%
Supplemental data
Portfolio turnover rate	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$233,589	$220,544	$320,744	$647,618	$559,109

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.36	$39.68	$65.17	$52.96	$45.70
Net investment loss	(0.17)[1]	(0.06)[1]	(0.24)[1]	(0.26)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	9.11	4.36	(16.26)	18.37	11.63
Total from investment operations	8.94	4.30	(16.50)	18.11	11.54
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)
Net asset value, end of period	$48.37	$42.36	$39.68	$65.17	$52.96
Total return[2]	22.64%	11.87%	(29.09)%	36.10%	27.58%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.83%	0.83%	0.84%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.40)%	(0.15)%	(0.47)%	(0.44)%	(0.20)%
Supplemental data
Portfolio turnover rate	38%	58%	43%	36%	37%
Net assets, end of period (000s omitted)	$566,044	$879,671	$1,027,038	$1,959,313	$1,607,803

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the aggregate cost of all investments for federal income tax purposes was $1,586,940,482 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,190,788,368
Gross unrealized losses	(4,384,186)
Net unrealized gains	$2,186,404,182
14 | Allspring Growth Fund

Notes to financial statements
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to net operating losses. At July 31, 2024, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:
Paid-in capital	Total distributable earnings
$(4,944,717)	$4,944,717
As of July 31, 2024, the  Fund had a qualified late-year ordinary loss of $12,349,009 which will be recognized on the first day of the following fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$457,037,105	$0	$0	$457,037,105
Consumer discretionary	650,127,390	0	0	650,127,390
Consumer staples	36,508,020	0	0	36,508,020
Financials	315,679,292	0	0	315,679,292
Health care	252,196,890	0	0	252,196,890
Industrials	306,731,625	0	0	306,731,625
Information technology	1,651,363,939	0	0	1,651,363,939
Materials	90,207,898	0	0	90,207,898
Short-term investments
Investment companies	13,492,505	0	0	13,492,505
Total assets	$3,773,344,664	$0	$0	$3,773,344,664
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Growth Fund | 15

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the year ended July 31, 2024, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.70
Administrator Class	0.96
Institutional Class	0.75
16 | Allspring Growth Fund

Notes to financial statements
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2024, Allspring Funds Distributor received $10,518 from the sale of Class A shares and $256 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended July 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2024 were $1,167,441,396 and $2,061,685,037, respectively.
6.
ACQUISITION
After the close of business on July 26, 2024, the Fund acquired the net assets of Allspring Discovery All Cap Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class and Institutional Class shares of Allspring Discovery All Cap Growth Fund received Class A, Class C, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Discovery All Cap Growth Fund for 24,451,474 shares of the Fund valued at $747,673,717 at an exchange ratio of 1.67, 1.34, 1.47 and 1.33 for Class A, Class C, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Discovery All Cap Growth Fund with a fair value of $748,485,211, identified cost of $421,769,452 and unrealized gains (losses) of $326,715,759 at July 26, 2024 was (if portfolio and cash is stated) the principal assets acquired by the Fund. The aggregate net assets of Allspring Discovery All Cap Growth Fund and the Fund immediately prior to the acquisition were $747,673,717 and $2,962,209,027, respectively. The aggregate net assets of the Fund immediately after the acquisition were $3,709,882,744. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Discovery All Cap Growth Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2024 would have been as follows:
Net investment loss	$(24,826,059)
Net realized and unrealized gains (losses) on investments	737,489,536
Net increase in net assets resulting from operations	$712,663,477
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Discovery All Cap Growth Fund that have been included in the Fund’s Statement of Operations since July 27, 2024.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring Growth Fund | 17

Notes to financial statements
For the year ended July 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2024	2023
Long-term capital gain	$273,236,324	$177,103,557
As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred
$495,223,750	$2,186,404,182	$(12,349,009)
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Growth Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Growth Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 25, 2024
Allspring Growth Fund | 19

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $273,236,324 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Growth Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the portfolio managers responsible for the day-to-day portfolio management of the Fund would be changing during the Summer of 2024, and the Board considered the revised portfolio management team that would be taking over portfolio management responsibilities. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Growth Fund

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-year period under review, and lower for the three-, five-, and ten-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000 Growth Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe for the one-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for the Class A shares, which was in range of the median net operating expense ratios of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Group for the Administrator Class shares, and in range of the sum of the average rates for the expense Groups for the Class A, the Institutional Class, and the Class R6 shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Allspring Growth Fund | 23

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3009 07-24

Allspring Large Cap Growth Fund
Long Form Financial Statements
Annual Report
July 31, 2024

Allspring Large Cap Growth Fund | 1

Portfolio of investments—July 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.80%
Communication services: 13.91%
Entertainment: 1.99%
Netflix, Inc.†	18,738	$11,774,022
Spotify Technology SA†	22,284	7,664,359
		19,438,381
Interactive media & services: 11.26%
Alphabet, Inc. Class A	217,420	37,296,227
Alphabet, Inc. Class C	96,493	16,707,763
Meta Platforms, Inc. Class A	117,357	55,724,624
		109,728,614
Media: 0.17%
Trade Desk, Inc. Class A†	18,000	1,617,840
Wireless telecommunication services: 0.49%
T-Mobile U.S., Inc.	26,185	4,773,002
Consumer discretionary: 15.72%
Automobiles: 0.32%
Ferrari NV	7,489	3,093,032
Broadline retail: 9.34%
Amazon.com, Inc.†	416,480	77,873,431
MercadoLibre, Inc.†	7,879	13,149,263
		91,022,694
Hotels, restaurants & leisure: 3.75%
Booking Holdings, Inc.	5,374	19,964,464
Chipotle Mexican Grill, Inc.†	305,380	16,588,241
		36,552,705
Specialty retail: 2.31%
O’Reilly Automotive, Inc.†	6,766	7,620,816
TJX Cos., Inc.	131,192	14,827,320
		22,448,136
Financials: 9.20%
Capital markets: 4.06%
S&P Global, Inc.	33,044	16,017,418
Tradeweb Markets, Inc. Class A	210,614	23,521,372
		39,538,790
Financial services: 4.61%
Mastercard, Inc. Class A	39,939	18,520,114
Visa, Inc. Class A	99,315	26,385,016
		44,905,130
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Growth Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Insurance: 0.53%
Progressive Corp.	24,083	$5,156,652
Health care: 10.58%
Biotechnology: 0.65%
Vertex Pharmaceuticals, Inc.†	12,773	6,331,832
Health care equipment & supplies: 2.33%
Boston Scientific Corp.†	191,507	14,148,537
Intuitive Surgical, Inc.†	19,239	8,553,852
		22,702,389
Health care providers & services: 2.58%
UnitedHealth Group, Inc.	43,644	25,145,927
Health care technology: 1.42%
Veeva Systems, Inc. Class A†	72,265	13,869,821
Life sciences tools & services: 0.45%
Danaher Corp.	15,651	4,336,579
Pharmaceuticals: 3.15%
Eli Lilly & Co.	29,952	24,089,495
Novo Nordisk AS ADR	50,085	6,642,774
		30,732,269
Industrials: 5.56%
Aerospace & defense: 1.12%
General Electric Co.	27,239	4,636,078
TransDigm Group, Inc.	4,869	6,301,557
		10,937,635
Commercial services & supplies: 1.31%
Copart, Inc.†	242,890	12,710,434
Veralto Corp.	1	106
		12,710,540
Construction & engineering: 0.79%
Quanta Services, Inc.	29,163	7,739,277
Ground transportation: 2.34%
Old Dominion Freight Line, Inc.	20,071	4,218,523
Uber Technologies, Inc.†	288,256	18,583,864
		22,802,387
Information technology: 42.19%
Communications equipment: 1.94%
Arista Networks, Inc.†	39,310	13,622,881
Motorola Solutions, Inc.	13,175	5,255,771
		18,878,652
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 3

Portfolio of investments—July 31, 2024

	Shares	Value
IT services: 0.72%
Gartner, Inc.†	7,967	$3,992,981
Globant SA†	15,343	2,987,435
		6,980,416
Semiconductors & semiconductor equipment: 14.85%
Advanced Micro Devices, Inc.†	117,535	16,981,457
Analog Devices, Inc.	17,664	4,087,096
Applied Materials, Inc.	48,285	10,246,077
Broadcom, Inc.	49,310	7,923,131
Microchip Technology, Inc.	111,413	9,891,246
NVIDIA Corp.	816,957	95,600,308
		144,729,315
Software: 16.88%
Cadence Design Systems, Inc.†	38,922	10,417,862
Datadog, Inc. Class A†	55,225	6,430,399
Intuit, Inc.	14,013	9,071,315
Microsoft Corp.	247,825	103,677,589
Oracle Corp.	129,304	18,031,443
ServiceNow, Inc.†	20,643	16,811,453
		164,440,061
Technology hardware, storage & peripherals: 7.80%
Apple, Inc.	342,059	75,964,463
Materials: 1.64%
Chemicals: 1.64%
Linde PLC	26,479	12,008,226
Sherwin-Williams Co.	11,271	3,953,867
		15,962,093
Total common stocks (Cost $371,289,204)		962,538,632

		Yield
Short-term investments: 2.01%
Investment companies: 2.01%
Allspring Government Money Market Fund Select Class♠∞		5.25%	19,570,173	19,570,173
Total short-term investments (Cost $19,570,173)				19,570,173
Total investments in securities (Cost $390,859,377)	100.81%			982,108,805
Other assets and liabilities, net	(0.81)			(7,901,362)
Total net assets	100.00%			$974,207,443

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Growth Fund

Portfolio of investments—July 31, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,449,356	$133,929,610	$(116,808,793)	$0	$0	$19,570,173	19,570,173	$322,246
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 5

Statement of assets and liabilities—July 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $371,289,204)	$962,538,632
Investments in affiliated securities, at value (cost $19,570,173)	19,570,173
Receivable for investments sold	7,965,053
Receivable for Fund shares sold	128,353
Receivable for dividends	92,342
Prepaid expenses and other assets	108,211
Total assets	990,402,764
Liabilities
Payable for investments purchased	14,546,562
Payable for Fund shares redeemed	612,750
Management fee payable	429,880
Shareholder servicing fees payable	173,223
Administration fees payable	145,902
Distribution fees payable	4,089
Trustees’ fees and expenses payable	1,361
Accrued expenses and other liabilities	281,554
Total liabilities	16,195,321
Total net assets	$974,207,443
Net assets consist of
Paid-in capital	$318,400,450
Total distributable earnings	655,806,993
Total net assets	$974,207,443
Computation of net asset value and offering price per share
Net assets–Class A	$708,312,784
Shares outstanding–Class A1	16,917,321
Net asset value per share–Class A	$41.87
Maximum offering price per share – Class A2	$44.42
Net assets–Class C	$6,210,948
Shares outstanding–Class C1	200,873
Net asset value per share–Class C	$30.92
Net assets–Class R6	$102,189,919
Shares outstanding–Class R6[1]	2,204,344
Net asset value per share–Class R6	$46.36
Net assets–Administrator Class	$75,914,867
Shares outstanding–Administrator Class[1]	1,750,461
Net asset value per share–Administrator Class	$43.37
Net assets–Institutional Class	$81,578,925
Shares outstanding–Institutional Class[1]	1,786,053
Net asset value per share–Institutional Class	$45.68
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Growth Fund

Statement of operations—year ended July 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $7,187)	$3,366,230
Income from affiliated securities	322,246
Interest	1,755
Total investment income	3,690,231
Expenses
Management fee	5,003,933
Administration fees
Class A	1,110,302
Class C	6,630
Class R6	19,061
Administrator Class	86,581
Institutional Class	44,460
Shareholder servicing fees
Class A	1,387,827
Class C	8,079
Administrator Class	166,500
Distribution fees
Class C	24,235
Custody and accounting fees	12,347
Professional fees	71,859
Registration fees	92,213
Shareholder report expenses	31,264
Trustees’ fees and expenses	24,031
Other fees and expenses	49,221
Total expenses	8,138,543
Less: Fee waivers and/or expense reimbursements
Fund-level	(868,687)
Class A	(175,000)
Administrator Class	(28,477)
Net expenses	7,066,379
Net investment loss	(3,376,148)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	79,565,836
Net change in unrealized gains (losses) on investments	112,936,202
Net realized and unrealized gains (losses) on investments	192,502,038
Net increase in net assets resulting from operations	$189,125,890
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
Operations
Net investment loss		$(3,376,148)		$(724,275)
Net realized gains on investments		79,565,836		108,891,430
Net change in unrealized gains (losses) on investments		112,936,202		(2,297,272)
Net increase in net assets resulting from operations		189,125,890		105,869,883
Distributions to shareholders from
Net investment income and net realized gains
Class A		(91,328,270)		(44,292,446)
Class C		(877,665)		(313,544)
Class R		N/A		(216,039)[1]
Class R4		N/A		(1,433)[2]
Class R6		(9,452,040)		(19,033,722)
Administrator Class		(10,630,905)		(5,257,541)
Institutional Class		(5,273,115)		(3,236,556)
Total distributions to shareholders		(117,561,995)		(72,351,281)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	327,130	12,735,764	282,196	9,369,331
Class C	53,097	1,590,186	31,434	905,859
Class R	N/A	N/A	7,149 [1]	234,197 [1]
Class R6	163,982	7,118,787	704,748	26,485,348
Administrator Class	71,649	2,885,063	42,005	1,506,022
Institutional Class	282,822	12,394,644	124,960	4,416,225
		36,724,444		42,916,982
Reinvestment of distributions
Class A	2,593,945	88,686,986	1,378,122	43,052,457
Class C	34,581	877,665	12,658	313,544
Class R	N/A	N/A	7,146 [1]	209,670 [1]
Class R4	N/A	N/A	43 [2]	1,433 [2]
Class R6	223,823	8,453,801	543,092	18,356,494
Administrator Class	300,308	10,630,905	163,684	5,257,541
Institutional Class	137,074	5,104,635	93,398	3,123,225
		113,753,992		70,314,364
Payment for shares redeemed
Class A	(1,775,432)	(68,930,852)	(1,616,026)	(55,221,209)
Class C	(78,383)	(2,136,986)	(47,961)	(1,356,642)
Class R	N/A	N/A	(21,694)[1]	(752,677)[1]
Class R4	N/A	N/A	(450)[2]	(18,118)[2]
Class R6	(182,834)	(7,739,438)	(5,257,486)	(207,776,674)
Administrator Class	(293,499)	(12,002,047)	(223,892)	(7,890,925)
Institutional Class	(447,090)	(18,758,968)	(476,175)	(17,057,394)
		(109,568,291)		(290,073,639)
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from August 1, 2022 to June 16, 2023. The class was closed at the close of business on June 16, 2023 and is no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	2,566,571	$105,615,660	0	$0
Class C	90,857	2,761,594	0	0
Class R6	642,966	29,301,766	0	0
Administrator Class	130,579	5,567,174	0	0
Institutional Class	977,906	43,909,801	0	0
		187,155,995		0
Share conversions
Class A	0	0	63,394 [3]	2,399,943 [3]
Class R	0	0	(67,602)[3]	(2,399,943)[3]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		228,066,140		(176,842,293)
Total increase (decrease) in net assets		299,630,035		(143,323,691)
Net assets
Beginning of period		674,577,408		817,901,099
End of period		$974,207,443		$674,577,408
3 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$39.13	$37.58	$55.05	$49.63	$44.23
Net investment loss	(0.20)[1]	(0.08)[1]	(0.24)[1]	(0.25)	(0.11)[1]
Net realized and unrealized gains (losses) on investments	10.08	5.15	(9.43)	12.60	9.66
Total from investment operations	9.88	5.07	(9.67)	12.35	9.55
Distributions to shareholders from
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Net asset value, end of period	$41.87	$39.13	$37.58	$55.05	$49.63
Total return[2]	29.36%	15.86%	(20.79)%	27.25%	23.51%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.17%	1.17%	1.18%
Net expenses	1.03%	1.06%	1.04%	1.05%	1.05%
Net investment loss	(0.52)%	(0.24)%	(0.52)%	(0.53)%	(0.24)%
Supplemental data
Portfolio turnover rate	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$708,313	$516,771	$492,177	$688,523	$587,771

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.87	$30.66	$46.65	$43.32	$39.41
Net investment loss	(0.39)[1]	(0.28)[1]	(0.49)[1]	(0.56)[1]	(0.38)[1]
Net realized and unrealized gains (losses) on investments	7.58	4.01	(7.70)	10.82	8.44
Total from investment operations	7.19	3.73	(8.19)	10.26	8.06
Distributions to shareholders from
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Net asset value, end of period	$30.92	$30.87	$30.66	$46.65	$43.32
Total return[2]	28.35%	15.00%	(21.42)%	26.28%	22.57%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.91%	1.92%	1.92%	1.93%
Net expenses	1.81%	1.82%	1.82%	1.82%	1.82%
Net investment loss	(1.30)%	(1.00)%	(1.29)%	(1.29)%	(1.00)%
Supplemental data
Portfolio turnover rate	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$6,211	$3,110	$3,207	$6,351	$9,918

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.45	$40.28	$58.26	$51.95	$46.06
Net investment income (loss)	(0.06)[1]	0.09 [1]	(0.06)[1]	(0.08)[1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	11.11	5.60	(10.12)	13.32	10.09
Total from investment operations	11.05	5.69	(10.18)	13.24	10.17
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.13)
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Total distributions to shareholders	(7.14)	(3.52)	(7.80)	(6.93)	(4.28)
Net asset value, end of period	$46.36	$42.45	$40.28	$58.26	$51.95
Total return[2]	29.87%	16.37%	(20.49)%	27.76%	24.03%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.74%	0.74%	0.75%
Net expenses	0.64%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.13)%	0.24%	(0.13)%	(0.13)%	0.17%
Supplemental data
Portfolio turnover rate	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$102,190	$57,583	$216,150	$377,470	$327,584

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.26	$38.51	$56.18	$50.47	$44.87
Net investment loss	(0.18)[1]	(0.05)[1]	(0.20)	(0.23)	(0.07)
Net realized and unrealized gains (losses) on investments	10.43	5.32	(9.67)	12.87	9.83
Total from investment operations	10.25	5.27	(9.87)	12.64	9.76
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Total distributions to shareholders	(7.14)	(3.52)	(7.80)	(6.93)	(4.16)
Net asset value, end of period	$43.37	$40.26	$38.51	$56.18	$50.47
Total return[2]	29.46%	16.00%	(20.72)%	27.38%	23.63%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.09%	1.09%	1.10%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment loss	(0.44)%	(0.13)%	(0.42)%	(0.43)%	(0.14)%
Supplemental data
Portfolio turnover rate	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$75,915	$62,059	$60,062	$85,825	$79,334

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$41.96	$39.90	$57.83	$51.67	$45.84
Net investment income (loss)	(0.10)[1]	0.03 [1]	(0.11)[1]	(0.12)[1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	10.96	5.55	(10.02)	13.21	10.04
Total from investment operations	10.86	5.58	(10.13)	13.09	10.07
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.09)
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)
Total distributions to shareholders	(7.14)	(3.52)	(7.80)	(6.93)	(4.24)
Net asset value, end of period	$45.68	$41.96	$39.90	$57.83	$51.67
Total return[2]	29.75%	16.24%	(20.57)%	27.61%	23.89%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.84%	0.84%	0.85%
Net expenses	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.23)%	0.08%	(0.22)%	(0.23)%	0.07%
Supplemental data
Portfolio turnover rate	29%	51%	43%	39%	34%
Net assets, end of period (000s omitted)	$81,579	$35,055	$43,622	$77,917	$72,681

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Cap Growth Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund. Additionally, all existing Class R4 shares of the Fund were fully redeemed at the close of business on June 16, 2023 and the class was closed and is no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring Large Cap Growth Fund | 15

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the aggregate cost of all investments for federal income tax purposes was $392,439,577 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$590,695,013
Gross unrealized losses	(1,025,785)
Net unrealized gains	$589,669,228
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to net operating losses. At July 31, 2024, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:
Paid-in capital	Total distributable earnings
$(1,451,006)	$1,451,006
As of July 31, 2024, the  Fund had a qualified late-year ordinary loss of $2,327,661 which will be recognized on the first day of the following fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Large Cap Growth Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$135,557,837	$0	$0	$135,557,837
Consumer discretionary	153,116,567	0	0	153,116,567
Financials	89,600,572	0	0	89,600,572
Health care	103,118,817	0	0	103,118,817
Industrials	54,189,839	0	0	54,189,839
Information technology	410,992,907	0	0	410,992,907
Materials	15,962,093	0	0	15,962,093
Short-term investments
Investment companies	19,570,173	0	0	19,570,173
Total assets	$982,108,805	$0	$0	$982,108,805
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the year ended July 31, 2024, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Large Cap Growth Fund | 17

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:

	EXPENSE RATIO CAPS	RATE PRIOR TO JUNE 3, 2024
Class A	1.02%	1.07%
Class C	1.77	1.82
Class R6	0.60	0.65
Administrator Class	0.94	0.95
Institutional Class	0.70	0.75
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2024, Allspring Funds Distributor received $3,000 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended July 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2024 were $211,761,899 and $295,656,694, respectively.
6.
ACQUISITION
After the close of business on July 26, 2024, the Fund acquired the net assets of Allspring Discovery Large Cap Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Allspring Discovery Large Cap Growth Fund received Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of
18 | Allspring Large Cap Growth Fund

Notes to financial statements
Allspring Discovery Large Cap Growth Fund for 4,408,879 shares of the Fund valued at $187,155,995 at an exchange ratio of 0.15, 0.01, 0.19, 0.18 and 0.20 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Discovery Large Cap Growth Fund with a fair value of $187,339,492, identified cost of $100,117,907 and unrealized gains (losses) of $87,221,585 at July 26, 2024 was (if portfolio and cash is stated) the principal assets acquired by the Fund. The aggregate net assets of Allspring Discovery Large Cap Growth Fund and the Fund immediately prior to the acquisition were $187,155,995 and $771,980,335, respectively. The aggregate net assets of the Fund immediately after the acquisition were $959,136,330. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Discovery Large Cap Growth Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2024 would have been as follows:
Net investment loss	$(3,967,449)
Net realized and unrealized gains (losses) on investments	237,048,848
Net increase in net assets resulting from operations	$233,081,399
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Discovery Large Cap Growth Fund that have been included in the Fund’s Statement of Operations since July 27, 2024.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2024	2023
Long-term capital gain	$117,561,995	$72,351,281
As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred
$68,479,432	$589,669,228	$(2,327,661)
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Large Cap Growth Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Large Cap Growth Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 25, 2024
20 | Allspring Large Cap Growth Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $117,561,995 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Large Cap Growth Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Large Cap Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board Consideration of Investment Management and Sub-Advisory Agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Large Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the portfolio managers responsible for the day-to-day portfolio management of the Fund would be changing during the Summer of 2024, and the Board considered the revised portfolio management team that would be taking over portfolio management responsibilities. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Large Cap Growth Fund | 23

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-year period under review, and lower for the three-, five-, and ten-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 1000 Growth Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe for the one-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class. The Board noted Allspring Funds Management had agreed to reduce the net operating expense caps for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for the Institutional Class and the Class R6 shares, and higher than the sum of the average rates for the expense Groups for the Class A and the Administrator Class shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

24 | Allspring Large Cap Growth Fund

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Large Cap Growth Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3354 07-24

Allspring Large Company Value Fund
Long Form Financial Statements
Annual Report
July 31, 2024

Allspring Large Company Value Fund | 1

Portfolio of investments—July 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 97.64%
Communication services: 4.79%
Diversified telecommunication services: 1.56%
AT&T, Inc.	107,356	$2,066,603
Liberty Global Ltd. Class A†	1,621	31,593
Liberty Global Ltd. Class C†	1,682	33,825
Verizon Communications, Inc.	40,490	1,640,655
		3,772,676
Interactive media & services: 0.09%
Alphabet, Inc. Class C	1,303	225,614
Media: 2.01%
Comcast Corp. Class A	118,419	4,887,152
Wireless telecommunication services: 1.13%
T-Mobile U.S., Inc.	15,099	2,752,246
Consumer discretionary: 6.08%
Broadline retail: 1.37%
Coupang, Inc.†	66,207	1,373,795
Macy’s, Inc.	113,438	1,960,209
		3,334,004
Distributors: 1.12%
Genuine Parts Co.	18,462	2,715,945
Hotels, restaurants & leisure: 1.84%
Chipotle Mexican Grill, Inc.†	74,546	4,049,339
Texas Roadhouse, Inc. Class A	2,383	416,095
		4,465,434
Household durables: 0.02%
SharkNinja, Inc.	524	40,269
Specialty retail: 1.30%
Abercrombie & Fitch Co. Class A†	4,779	704,807
Murphy USA, Inc.	3,124	1,577,370
ODP Corp.†	15,591	658,720
TJX Cos., Inc.	1,934	218,581
		3,159,478
Textiles, apparel & luxury goods: 0.43%
Skechers USA, Inc. Class A†	15,939	1,038,107
Consumer staples: 8.10%
Beverages: 0.72%
Coca-Cola Co.	11,470	765,508
PepsiCo, Inc.	5,666	978,348
		1,743,856
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Company Value Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Consumer staples distribution & retail: 3.88%
Andersons, Inc.	9,286	$506,366
Costco Wholesale Corp.	1,324	1,088,328
Kroger Co.	2,791	152,109
Target Corp.	9,269	1,394,150
Walmart, Inc.	91,278	6,265,322
		9,406,275
Food products: 0.55%
Mondelez International, Inc. Class A	19,598	1,339,523
Household products: 2.18%
Colgate-Palmolive Co.	52,269	5,184,562
Procter & Gamble Co.	720	115,748
		5,300,310
Tobacco: 0.77%
Altria Group, Inc.	38,303	1,877,230
Energy: 6.72%
Energy equipment & services: 0.86%
Tidewater, Inc.†	7,347	727,059
Weatherford International PLC†	11,503	1,355,744
		2,082,803
Oil, gas & consumable fuels: 5.86%
Chevron Corp.	3,603	578,173
ConocoPhillips	17,204	1,913,085
CONSOL Energy, Inc.†	17,023	1,699,066
Diamondback Energy, Inc.	595	120,374
Exxon Mobil Corp.	42,653	5,058,219
HF Sinclair Corp.	2,092	107,675
International Seaways, Inc.	9,352	523,712
Marathon Petroleum Corp.	15,990	2,830,550
PBF Energy, Inc. Class A	13,062	532,277
Scorpio Tankers, Inc.	11,547	885,424
		14,248,555
Financials: 23.19%
Banks: 4.90%
Axos Financial, Inc.†	20,763	1,515,907
Bank of America Corp.	21,193	854,290
Bank of NT Butterfield & Son Ltd.	14,594	559,534
Citigroup, Inc.	86,391	5,605,048
First Citizens BancShares, Inc. Class A	739	1,542,803
JPMorgan Chase & Co.	7,412	1,577,274
OFG Bancorp	5,537	251,490
		11,906,346
Capital markets: 6.77%
BlackRock, Inc.	2,904	2,545,356
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 3

Portfolio of investments—July 31, 2024

	Shares	Value
Capital markets(continued)
Blackstone, Inc.	3,265	$464,120
Charles Schwab Corp.	19,252	1,255,038
CME Group, Inc.	13,064	2,530,627
Goldman Sachs Group, Inc.	6,526	3,321,930
Intercontinental Exchange, Inc.	32,958	4,995,114
KKR & Co., Inc.	4,778	589,844
Morgan Stanley	5,711	589,432
S&P Global, Inc.	316	153,175
		16,444,636
Consumer finance: 0.83%
American Express Co.	6,560	1,659,943
Capital One Financial Corp.	2,298	347,917
		2,007,860
Financial services: 5.50%
Berkshire Hathaway, Inc. Class B†	18,322	8,034,197
Fiserv, Inc.†	26,350	4,310,070
Jackson Financial, Inc. Class A	11,491	1,011,897
		13,356,164
Insurance: 5.19%
Arch Capital Group Ltd.†	16,645	1,594,258
Chubb Ltd.	526	144,997
Markel Group, Inc.†	687	1,125,890
Oscar Health, Inc. Class A†	53,009	937,199
Progressive Corp.	23,447	5,020,472
Reinsurance Group of America, Inc.	16,794	3,785,871
		12,608,687
Health care: 16.26%
Biotechnology: 4.21%
ACADIA Pharmaceuticals, Inc.†	33,511	637,379
ADMA Biologics, Inc.†	59,754	733,779
Alkermes PLC†	27,304	745,945
Catalyst Pharmaceuticals, Inc.†	47,142	812,728
Gilead Sciences, Inc.	39,376	2,994,939
Regeneron Pharmaceuticals, Inc.†	3,318	3,580,753
Vertex Pharmaceuticals, Inc.†	1,461	724,247
		10,229,770
Health care equipment & supplies: 1.71%
Becton Dickinson & Co.	4,292	1,034,630
Boston Scientific Corp.†	41,983	3,101,704
		4,136,334
Health care providers & services: 6.09%
Cigna Group	17,251	6,014,906
CVS Health Corp.	9,124	550,451
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Company Value Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Health care providers & services(continued)
Elevance Health, Inc.	10,877	$5,786,890
McKesson Corp.	3,948	2,435,995
		14,788,242
Life sciences tools & services: 0.43%
Thermo Fisher Scientific, Inc.	1,704	1,045,131
Pharmaceuticals: 3.82%
Bristol-Myers Squibb Co.	137,549	6,541,830
Eli Lilly & Co.	1,062	854,135
Johnson & Johnson	2,755	434,877
Merck & Co., Inc.	12,849	1,453,607
		9,284,449
Industrials: 13.45%
Aerospace & defense: 5.38%
General Dynamics Corp.	18,498	5,525,537
General Electric Co.	28,958	4,928,652
Lockheed Martin Corp.	3,742	2,027,865
TransDigm Group, Inc.	447	578,516
		13,060,570
Building products: 2.03%
Owens Corning	4,204	783,541
Trane Technologies PLC	12,407	4,147,412
		4,930,953
Construction & engineering: 0.90%
EMCOR Group, Inc.	5,845	2,194,447
Ground transportation: 1.62%
CSX Corp.	112,005	3,931,376
Industrial conglomerates: 1.32%
Honeywell International, Inc.	15,696	3,213,756
Machinery: 2.20%
Parker-Hannifin Corp.	9,500	5,331,020
Information technology: 8.50%
Communications equipment: 2.23%
Arista Networks, Inc.†	9,155	3,172,665
Motorola Solutions, Inc.	5,620	2,241,931
		5,414,596
Electronic equipment, instruments & components: 0.38%
Amphenol Corp. Class A	14,211	913,199
IT services: 0.50%
DXC Technology Co.†	59,358	1,207,342
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 5

Portfolio of investments—July 31, 2024

	Shares	Value
Semiconductors & semiconductor equipment: 5.11%
Analog Devices, Inc.	4,670	$1,080,545
Broadcom, Inc.	7,770	1,248,483
Intel Corp.	68,782	2,114,359
Micron Technology, Inc.	32,873	3,610,113
NVIDIA Corp.	29,219	3,419,207
QUALCOMM, Inc.	4,078	737,914
Rambus, Inc.†	3,968	204,114
		12,414,735
Technology hardware, storage & peripherals: 0.28%
Hewlett Packard Enterprise Co.	13,358	265,958
Super Micro Computer, Inc.†	595	417,481
		683,439
Materials: 3.93%
Chemicals: 0.64%
Linde PLC	3,427	1,554,145
Construction materials: 1.23%
Knife River Corp.†	37,547	2,985,737
Metals & mining: 2.06%
Alpha Metallurgical Resources, Inc.	759	224,216
Freeport-McMoRan, Inc.	105,258	4,779,766
		5,003,982
Real estate: 2.73%
Industrial REITs : 0.04%
Innovative Industrial Properties, Inc.	866	106,353
Office REITs : 0.05%
Equity Commonwealth†	5,308	108,124
Real estate management & development: 0.64%
Jones Lang LaSalle, Inc.†	6,210	1,558,089
Specialized REITs : 2.00%
Equinix, Inc.	5,471	4,323,403
Weyerhaeuser Co.	17,101	543,128
		4,866,531
Utilities: 3.89%
Electric utilities: 3.27%
NRG Energy, Inc.	39,080	2,937,643
PG&E Corp.	237,651	4,337,131
Southern Co.	7,852	655,799
		7,930,573
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Company Value Fund

Portfolio of investments—July 31, 2024

	Shares	Value
Gas utilities: 0.62%
National Fuel Gas Co.	25,828	$1,513,263
Total common stocks (Cost $207,152,883)		237,119,326

		Yield
Short-term investments: 2.11%
Investment companies: 2.11%
Allspring Government Money Market Fund Select Class♠∞		5.25%	5,131,370	5,131,370
Total short-term investments (Cost $5,131,370)				5,131,370
Total investments in securities (Cost $212,284,253)	99.75%			242,250,696
Other assets and liabilities, net	0.25			600,614
Total net assets	100.00%			$242,851,310

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,216,993	$25,625,182	$(24,710,805)	$0	$0	$5,131,370	5,131,370	$259,701
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	19	9-20-2024	$5,241,099	$5,280,100	$39,001	$0
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 7

Statement of assets and liabilities—July 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $207,152,883)	$237,119,326
Investments in affiliated securities, at value (cost $5,131,370)	5,131,370
Cash at broker segregated for futures contracts	721,000
Receivable for dividends	250,310
Receivable for Fund shares sold	119,093
Receivable for daily variation margin on open futures contracts	81,225
Prepaid expenses and other assets	86,143
Total assets	243,508,467
Liabilities
Payable for Fund shares redeemed	485,096
Shareholder servicing fees payable	48,799
Management fee payable	46,635
Administration fees payable	39,381
Distribution fee payable	1,020
Trustees’ fees and expenses payable	138
Accrued expenses and other liabilities	36,088
Total liabilities	657,157
Total net assets	$242,851,310
Net assets consist of
Paid-in capital	$194,895,263
Total distributable earnings	47,956,047
Total net assets	$242,851,310
Computation of net asset value and offering price per share
Net assets–Class A	$222,199,946
Shares outstanding–Class A1	15,033,770
Net asset value per share–Class A	$14.78
Maximum offering price per share – Class A2	$15.68
Net assets–Class C	$1,525,782
Shares outstanding–Class C1	98,317
Net asset value per share–Class C	$15.52
Net assets–Class R6	$1,095,465
Shares outstanding–Class R6[1]	73,631
Net asset value per share–Class R6	$14.88
Net assets–Administrator Class	$9,729,074
Shares outstanding–Administrator Class[1]	648,507
Net asset value per share–Administrator Class	$15.00
Net assets–Institutional Class	$8,301,043
Shares outstanding–Institutional Class[1]	556,802
Net asset value per share–Institutional Class	$14.91
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Company Value Fund

Statement of operations—year ended July 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,555)	$4,418,574
Income from affiliated securities	259,701
Interest	36,886
Total investment income	4,715,161
Expenses
Management fee	893,289
Administration fees
Class A	411,679
Class C	3,571
Class R6	316
Administrator Class	12,008
Institutional Class	7,030
Shareholder servicing fees
Class A	514,600
Class C	4,464
Administrator Class	22,800
Distribution fee
Class C	13,393
Custody and accounting fees	11,388
Professional fees	61,735
Registration fees	71,937
Shareholder report expenses	38,853
Trustees’ fees and expenses	23,571
Other fees and expenses	36,343
Total expenses	2,126,977
Less: Fee waivers and/or expense reimbursements
Fund-level	(310,531)
Class A	(42,394)
Administrator Class	(505)
Net expenses	1,773,547
Net investment income	2,941,614
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	21,805,772
Futures contracts	810,820
Net realized gains on investments	22,616,592
Net change in unrealized gains (losses) on
Unaffiliated securities	14,072,811
Futures contracts	(181,964)
Net change in unrealized gains (losses) on investments	13,890,847
Net realized and unrealized gains (losses) on investments	36,507,439
Net increase in net assets resulting from operations	$39,449,053
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2024		Year ended July 31, 2023
Operations
Net investment income		$2,941,614		$3,348,710
Net realized gains on investments		22,616,592		1,613,629
Net change in unrealized gains (losses) on investments		13,890,847		7,117,566
Net increase in net assets resulting from operations		39,449,053		12,079,905
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,616,539)		(3,184,439)
Class C		(5,845)		(20,261)
Class R6		(17,312)		(17,837)
Administrator Class		(119,384)		(161,523)
Institutional Class		(83,719)		(90,710)
Total distributions to shareholders		(2,842,799)		(3,474,770)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	263,269	3,359,299	488,305	5,752,991
Class C	8,706	112,120	76,220	948,225
Class R6	17,416	230,852	36,743	443,010
Administrator Class	8,697	117,850	25,741	310,501
Institutional Class	306,822	4,276,156	119,580	1,448,377
		8,096,277		8,903,104
Reinvestment of distributions
Class A	195,031	2,558,132	274,347	3,121,115
Class C	431	5,845	1,701	20,261
Class R6	1,307	17,312	1,556	17,837
Administrator Class	8,262	110,110	13,196	152,196
Institutional Class	6,249	83,719	7,895	90,710
		2,775,118		3,402,119
Payment for shares redeemed
Class A	(1,919,544)	(25,004,433)	(1,606,897)	(19,031,181)
Class C	(93,110)	(1,245,352)	(77,626)	(971,262)
Class R6	(23,136)	(319,611)	(29,409)	(347,088)
Administrator Class	(110,170)	(1,470,123)	(157,950)	(1,906,201)
Institutional Class	(128,170)	(1,712,662)	(135,999)	(1,630,783)
		(29,752,181)		(23,886,515)
Net decrease in net assets resulting from capital share transactions		(18,880,786)		(11,581,292)
Total increase (decrease) in net assets		17,725,468		(2,976,157)
Net assets
Beginning of period		225,125,842		228,101,999
End of period		$242,851,310		$225,125,842
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Company Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.58	$12.10	$17.25	$12.31	$12.92
Net investment income	0.17 [1]	0.18 [1]	0.17	0.19	0.20
Net realized and unrealized gains (losses) on investments	2.20	0.49	(0.06)	5.20	(0.53)
Total from investment operations	2.37	0.67	0.11	5.39	(0.33)
Distributions to shareholders from
Net investment income	(0.17)	(0.19)	(0.18)	(0.19)	(0.21)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(0.17)	(0.19)	(5.26)	(0.45)	(0.28)
Net asset value, end of period	$14.78	$12.58	$12.10	$17.25	$12.31
Total return[2]	18.98%	5.70%	(0.51)%	44.41%	(2.49)%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.97%	0.94%	0.96%	0.99%
Net expenses	0.80%	0.81%	0.81%	0.81%	0.82%
Net investment income	1.31%	1.52%	1.28%	1.23%	1.63%
Supplemental data
Portfolio turnover rate	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$222,200	$207,545	$209,748	$231,930	$174,028

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.19	$12.67	$17.84	$12.75	$13.34
Net investment income	0.08 [1]	0.09 [1]	0.08 [1]	0.07 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	2.30	0.53	(0.09)	5.40	(0.56)
Total from investment operations	2.38	0.62	(0.01)	5.47	(0.44)
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.08)	(0.12)	(0.08)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(0.05)	(0.10)	(5.16)	(0.38)	(0.15)
Net asset value, end of period	$15.52	$13.19	$12.67	$17.84	$12.75
Total return[2]	18.05%	4.96%	(1.30)%	43.33%	(3.27)%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.72%	1.69%	1.70%	1.74%
Net expenses	1.57%	1.58%	1.58%	1.58%	1.58%
Net investment income	0.58%	0.76%	0.59%	0.47%	0.92%
Supplemental data
Portfolio turnover rate	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$1,526	$2,405	$2,307	$907	$482

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.66	$12.18	$17.33	$12.37	$13.04
Net investment income	0.23 [1]	0.23 [1]	0.24 [1]	0.25	0.30
Net realized and unrealized gains (losses) on investments	2.21	0.49	(0.07)	5.22	(0.57)
Total from investment operations	2.44	0.72	0.17	5.47	(0.27)
Distributions to shareholders from
Net investment income	(0.22)	(0.24)	(0.24)	(0.25)	(0.33)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(0.22)	(0.24)	(5.32)	(0.51)	(0.40)
Net asset value, end of period	$14.88	$12.66	$12.18	$17.33	$12.37
Total return[2]	19.48%	6.12%	(0.10)%	44.94%	(2.09)%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.54%	0.51%	0.53%	0.58%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.71%	1.91%	1.79%	1.65%	1.69%
Supplemental data
Portfolio turnover rate	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$1,095	$988	$842	$224	$151

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.77	$12.27	$17.42	$12.44	$13.06
Net investment income	0.18 [1]	0.19 [1]	0.19	0.20	0.22
Net realized and unrealized gains (losses) on investments	2.22	0.51	(0.08)	5.24	(0.54)
Total from investment operations	2.40	0.70	0.11	5.44	(0.32)
Distributions to shareholders from
Net investment income	(0.17)	(0.20)	(0.18)	(0.20)	(0.23)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(0.17)	(0.20)	(5.26)	(0.46)	(0.30)
Net asset value, end of period	$15.00	$12.77	$12.27	$17.42	$12.44
Total return[2]	18.98%	5.86%	(0.49)%	44.36%	(2.41)%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.88%	0.85%	0.88%	0.91%
Net expenses	0.74%	0.74%	0.75%	0.75%	0.75%
Net investment income	1.37%	1.59%	1.31%	1.30%	1.71%
Supplemental data
Portfolio turnover rate	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$9,729	$9,470	$10,564	$16,080	$11,813

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.69	$12.20	$17.35	$12.38	$13.04
Net investment income	0.21 [1]	0.22 [1]	0.23 [1]	0.22	0.26
Net realized and unrealized gains (losses) on investments	2.21	0.50	(0.08)	5.25	(0.55)
Total from investment operations	2.42	0.72	0.15	5.47	(0.29)
Distributions to shareholders from
Net investment income	(0.20)	(0.23)	(0.22)	(0.24)	(0.30)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)
Total distributions to shareholders	(0.20)	(0.23)	(5.30)	(0.50)	(0.37)
Net asset value, end of period	$14.91	$12.69	$12.20	$17.35	$12.38
Total return[2]	19.32%	6.09%	(0.22)%	44.84%	(2.20)%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.64%	0.61%	0.63%	0.66%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.58%	1.83%	1.61%	1.56%	1.96%
Supplemental data
Portfolio turnover rate	237%	476%	365%	488%	366%
Net assets, end of period (000s omitted)	$8,301	$4,719	$4,641	$4,051	$2,142

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 15

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund  is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund  fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
16 | Allspring Large Company Value Fund

Notes to financial statements
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the aggregate cost of all investments for federal income tax purposes was $212,766,582 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$31,904,740
Gross unrealized losses	(2,381,625)
Net unrealized gains	$29,523,115
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Company Value Fund | 17

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,637,688	$0	$0	$11,637,688
Consumer discretionary	14,753,237	0	0	14,753,237
Consumer staples	19,667,194	0	0	19,667,194
Energy	16,331,358	0	0	16,331,358
Financials	56,323,693	0	0	56,323,693
Health care	39,483,926	0	0	39,483,926
Industrials	32,662,122	0	0	32,662,122
Information technology	20,633,311	0	0	20,633,311
Materials	9,543,864	0	0	9,543,864
Real estate	6,639,097	0	0	6,639,097
Utilities	9,443,836	0	0	9,443,836
Short-term investments
Investment companies	5,131,370	0	0	5,131,370
	242,250,696	0	0	242,250,696
Futures contracts	39,001	0	0	39,001
Total assets	$242,289,697	$0	$0	$242,289,697
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
For the year ended July 31, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
18 | Allspring Large Company Value Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.82%
Class C	1.57
Class R6	0.40
Administrator Class	0.75
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2024, Allspring Funds Distributor received $1,228 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended July 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2024 were $518,952,455 and $537,652,126, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended July 31, 2024, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $4,873,693 in long futures contracts during the year ended July 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Large Company Value Fund | 19

Notes to financial statements
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2024	2023
Ordinary income	$2,842,799	$3,474,770
As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$17,290,361	$1,148,918	$29,523,115
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
20 | Allspring Large Company Value Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Large Company Value Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 25, 2024
Allspring Large Company Value Fund | 21

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 26% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $714,920 of income dividends paid during the fiscal year ended July 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2024, $175,017 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring Large Company Value Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Large Company Value Fund | 23

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Large Company Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

24 | Allspring Large Company Value Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for the five- and ten-year periods under review and lower than the average investment performance of the Universe for the one- and three-year periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Russell 1000® Value Index, for the three- and five-year periods under review, but lower for the one- and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Large Company Value Fund | 25

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

26 | Allspring Large Company Value Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3325 07-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President, Principal Executive Officer

Date: September 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President, Principal Executive Officer

Date: September 25, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer, Principal Financial Officer

Date: September 25, 2024